UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

39	Statement of Assets and Liabilities

40	Statement of Operations

41	Statements of Changes in Net Assets

42	Financial Highlights

43	Notes to Financial Statements

55	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,030.30	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Automotive	1.74%
Banking	4.91%
Basic Industry	6.41%
Capital Goods	4.14%
Consumer Goods	4.64%
Energy	13.02%
Financial Services	4.49%
Foreign Government	1.73%
Healthcare	11.92%
Insurance	1.41%
Leisure	5.30%
Media	5.82%
Mortgage-Backed	4.09%
Real Estate	1.51%
Retail	7.68%
Services	2.00%
Technology & Electronics	9.17%
Telecommunications	5.24%
Transportation	1.25%
Utility	1.99%
Repurchase Agreement	1.54%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

	Shares		Fair
Investments	(000)		Value
LONG-TERM INVESTMENTS 97.58%

COMMON STOCKS 15.50%

Aerospace/Defense 0.29%
Huntington Ingalls Industries, Inc.		8	$916,933
TransDigm Group, Inc.*		9	1,952,832
Total			2,869,765

Air Transportation 0.10%
Cathay Pacific Airways Ltd.(a)	HKD	401	985,692

Auto Parts & Equipment 0.10%
Drew Industries, Inc.		16	953,965

Banking 0.37%
Citizens Financial Group, Inc.		56	1,541,185
Signature Bank*		7	1,068,208
Western Alliance Bancorp*		30	1,003,854
Total			3,613,247

Beverages 0.11%
Monster Beverage Corp.*		8	1,068,407

Brokerage 0.20%
Lazard Ltd. Class A		18	996,629
TD Ameritrade Holding Corp.		26	946,274
Total			1,942,903

Building & Construction 0.11%
Dycom Industries, Inc.*		19	1,096,317

Building Materials 0.71%
Beacon Roofing Supply, Inc.*		32	1,078,687
Caesarstone Sdot-Yam Ltd. (Israel)(b)		17	1,153,254
HD Supply Holdings, Inc.*		47	1,650,892
Masonite International Corp.*		14	1,010,495
Summit Materials, Inc. Class A*		40	1,013,829
Trex Co., Inc.*		20	965,862
Total			6,873,019

Chemicals 0.19%
Axalta Coating Systems Ltd.*		57	1,892,209

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares		Fair
Investments	(000)		Value
Department Stores (0.11%)
Macy’s, Inc.		15	$1,041,197

Diversified Capital Goods 0.26%
A.O. Smith Corp.		22	1,609,905
Acuity Brands, Inc.		5	960,553
Total			2,570,458

Electronics 0.58%
Avago Technologies Ltd. (Singapore)(b)		7	933,966
Freescale Semiconductor Ltd.*		35	1,417,097
GoPro, Inc. Class A*		18	953,072
NXP Semiconductors NV (Netherlands)*(b)		15	1,433,720
Sensata Technologies Holding NV (Netherlands)*(b)		18	945,839
Total			5,683,694

Energy: Exploration & Production 0.67%
Diamondback Energy, Inc.*		12	934,109
MEG Energy Corp.*(a)	CAD	58	950,584
Memorial Resource Development Corp.*		79	1,498,289
Parsley Energy, Inc. Class A*		125	2,181,123
Seven Generations Energy Ltd. Class A*(a)	CAD	75	983,225
Total			6,547,330

Food & Drug Retailers 0.37%
Kroger Co. (The)		21	1,558,675
Rite Aid Corp.*		240	2,000,401
Total			3,559,076

Food: Wholesale 0.44%
Gruma SAB de CV ADR		31	1,596,810
Pinnacle Foods, Inc.		24	1,111,176
WhiteWave Foods Co. (The)*		33	1,612,258
Total			4,320,244

Gas Distribution 0.09%
Dynegy, Inc.*		29	853,193

Health Facilities 0.29%
Acadia Healthcare Co., Inc.*		23	1,763,051
VCA, Inc.*		20	1,079,994
Total			2,843,045

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares		Fair
Investments	(000)		Value
Health Services 0.23%
Envision Healthcare Holdings, Inc.*		27	$1,054,116
Illumina, Inc.*		5	1,191,590
Total			2,245,706

Hotels 0.20%
Hilton Worldwide Holdings, Inc.*		35	952,376
La Quinta Holdings, Inc.*		42	961,002
Total			1,913,378

Investments & Miscellaneous Financial Services 0.30%
Affiliated Managers Group, Inc.*		5	983,700
Intercontinental Exchange, Inc.		4	941,174
WisdomTree Investments, Inc.		44	972,852
Total			2,897,726

Machinery 0.11%
Middleby Corp. (The)*		9	1,024,099

Managed Care 0.13%
Cigna Corp.		8	1,223,586

Media: Content 0.38%
AMC Networks, Inc. Class A*		13	1,059,630
Netflix, Inc.*		4	2,600,826
Total			3,660,456

Medical Products 0.38%
Alere, Inc.*		29	1,516,721
Align Technology, Inc.*		16	1,027,190
Edwards Lifesciences Corp.*		8	1,145,422
Total			3,689,333

Metals/Mining (Excluding Steel) 0.07%
HudBay Minerals, Inc.(a)	CAD	50	414,410
Mirabela Nickel Ltd.*(a)	AUD	2,560	227,167
Total			641,577

Multi-Line Insurance 0.10%
XL Group plc (Ireland)(b)		26	977,467

Personal & Household Products 0.68%
Brunswick Corp.		19	981,598

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares		Fair
Investments	(000)		Value
Personal & Household Products (continued)
Estee Lauder Cos., Inc. (The) Class A		17	$1,483,706
Jarden Corp.*		18	946,870
Pool Corp.		15	1,069,543
Shiseido Co., Ltd.(a)	JPY	49	1,120,643
Snap-on, Inc.		7	1,035,125
Total			6,637,485

Pharmaceuticals 1.70%
BioMarin Pharmaceutical, Inc.*		12	1,659,141
Bluebird Bio, Inc.*		11	1,796,339
Bristol-Myers Squibb Co.		15	1,011,275
Clovis Oncology, Inc.*		12	1,079,782
Diplomat Pharmacy, Inc.*		28	1,234,384
Intercept Pharmaceuticals, Inc.*		2	457,898
Mallinckrodt plc*		10	1,165,428
Medivation, Inc.*		16	1,844,330
Regeneron Pharmaceuticals, Inc.*		4	2,145,607
Seattle Genetics, Inc.*		25	1,218,422
Valeant Pharmaceuticals International, Inc.*		4	952,801
Zoetis, Inc.		42	2,015,596
Total			16,581,003

Real Estate Investment Trusts 0.47%
CBRE Group, Inc. Class A*		27	998,334
Hudson Pacific Properties, Inc.		34	961,317
InfraREIT, Inc.		59	1,681,720
Realogy Holdings Corp.*		21	974,205
Total			4,615,576

Recreation & Travel 0.25%
Norwegian Cruise Line Holdings Ltd.*		18	1,012,587
Six Flags Entertainment Corp.		32	1,457,221
Total			2,469,808

Restaurants 0.86%
Darden Restaurants, Inc.		15	1,066,200
Domino’s Pizza, Inc.		10	1,086,485
Habit Restaurants, Inc. (The) Class A*		30	929,751
Shake Shack, Inc. Class A*		22	1,326,181
Sonic Corp.		32	913,536

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares		Fair
Investments	(000)		Value
Restaurants (continued)
Starbucks Corp.		29	$1,557,409
Yum! Brands, Inc.		16	1,484,879
Total			8,364,441

Software/Services 1.89%
Akamai Technologies, Inc.*		20	1,382,785
Alliance Data Systems Corp.*		3	964,570
Arista Networks, Inc.*		12	1,015,783
Cognizant Technology Solutions Corp. Class A*		16	967,665
Ellie Mae, Inc.*		17	1,172,960
Facebook, Inc. Class A*		13	1,090,245
FireEye, Inc.*		24	1,177,851
FleetCor Technologies, Inc.*		6	948,533
GoDaddy, Inc. Class A*		21	600,278
Imperva, Inc.*		14	980,634
MasterCard, Inc. Class A		11	1,025,569
Mobileye NV (Israel)*(b)		45	2,417,374
Proofpoint, Inc.*		25	1,579,016
ServiceNow, Inc.*		13	969,597
Splunk, Inc.*		30	2,109,486
Total			18,402,346

Specialty Retail 1.53%
Asbury Automotive Group, Inc.*		12	1,073,213
Cracker Barrel Old Country Store, Inc.		11	1,598,399
Lithia Motors, Inc. Class A		14	1,631,201
lululemon athletica, Inc. (Canada)*(b)		17	1,093,057
Moncler SpA(a)	EUR	104	1,934,314
Penske Automotive Group, Inc.		21	1,077,009
Restoration Hardware Holdings, Inc.*		21	2,005,125
Sally Beauty Holdings, Inc.*		32	1,009,865
Skechers U.S.A., Inc. Class A*		9	1,001,504
Steven Madden Ltd.*		12	497,831
Ulta Salon, Cosmetics & Fragrance, Inc.*		6	995,894
Under Armour, Inc. Class A*		12	984,175
Total			14,901,587

Support: Services 0.25%
Sotheby’s		33	1,504,592

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Shares	Fair
Investments	(000)	Value
Support: Services (continued)
TripAdvisor, Inc.*	11	$979,192
Total		2,483,784

Technology Hardware & Equipment 0.32%
Cavium, Inc.*	23	1,587,378
CommScope Holding Co., Inc.*	50	1,522,022
Total		3,109,400

Telecommunications: Wireless 0.26%
Qorvo, Inc.*	13	1,070,561
T-Mobile US, Inc.*	39	1,512,224
Total		2,582,785

Theaters & Entertainment 0.30%
IMAX Corp. (Canada)*(b)	25	990,159
Live Nation Entertainment, Inc.*	37	1,013,281
SeaWorld Entertainment, Inc.	51	932,769
Total		2,936,209

Transportation: Infrastructure/Services 0.10%
GasLog Ltd. (Monaco)(b)	49	984,253
Total Common Stocks (cost $136,804,967)		151,055,766

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 1.01%

Automakers 0.36%
Fiat Chrysler Automobiles NV (United Kingdom)(b)	7.875%	12/15/2016	$1,500	1,828,265
Tesla Motors, Inc.	1.25%	3/1/2021	1,725	1,695,891
Total				3,524,156

Pharmaceuticals 0.31%
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	1,475	1,595,766
Mylan, Inc.	3.75%	9/15/2015	268	1,363,282
Total				2,959,048

Recreation & Travel 0.20%
Ctrip.com International Ltd. (China)†(b)	1.00%	7/1/2020	1,000	979,375
Ctrip.com International Ltd. (China)†(b)	1.99%	7/1/2025	1,000	975,625
Total				1,955,000

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services 0.14%
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	$1,063	$1,355,325
Total Convertible Bonds (cost $9,307,947)				9,793,529

FLOATING RATE LOANS(c) 3.16%

Advertising 0.05%
CDS U.S. Intermediate Holdings, Inc. 1st lien Initial Term Loan	6.25%	7/8/2022	516	516,645

Chemicals 0.05%
American Pacific Corp. Term Loan	7.00%	2/27/2019	489	495,016

Consumer/Commercial/Lease Financing 0.10%
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(b)	3.50%	7/16/2018	942	944,265

Electric: Generation 0.06%
Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	585	590,430

Electronics 0.14%
NXP B.V. Tranche D Term Loan (Netherlands)(b)	3.25%	1/11/2020	1,389	1,386,358

Energy: Exploration & Production 0.39%
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	1,025	970,675
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	1,225	943,826
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	2,575	1,904,212
Total				3,818,713

Food: Wholesale 0.15%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	1,478	1,503,992

Health Facilities 0.29%
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	2,788	2,790,458

Health Services 0.04%
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021	878	368,041

Packaging 0.18%
Crown Holdings, Inc. Delayed Draw Term Loan A	1.937%	12/19/2018	1,279	1,278,675
Crown Holdings, Inc. Facility Term Loan A	1.937%	12/19/2018	464	464,325
Total				1,743,000

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Personal & Household Products 0.12%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	$1,407	$1,118,401

Pharmaceuticals 0.14%
RPI Finance Trust Term Loan B4	3.50%	11/9/2016	1,389	1,392,307

Rail 0.19%
Genesee & Wyoming, Inc. Term Loan	2.187%	3/31/2020	1,889	1,893,732

Real Estate Investment Trusts 0.06%
Hudson Pacific Properties, L.P. 5 Year Term Loan	1.484%	4/1/2020	534	534,000

Recreation & Travel 0.10%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	970	971,009

Software/Services 0.16%
SRA International, Inc. Term Loan	6.50%	7/20/2018	1,520	1,526,756

Specialty Retail 0.27%
Bass Pro Group LLC New Term Loan	4.00%	6/5/2020	799	800,212
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	1,181	847,368
Men’s Wearhouse, Inc. (The) Tranche B1 Term Loan	5.00%	6/18/2021	981	990,398
Total				2,637,978

Support: Services 0.12%
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	1,150	1,159,102

Technology Hardware & Equipment 0.08%
TTM Technologies, Inc. Term Loan B	6.00%	5/31/2021	824	813,700

Telecommunications: Wireline Integrated & Services 0.10%
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	945	954,768

Telecommunications: Wireless 0.18%
American Tower Corp. Term Loan A	1.44%	1/3/2019	1,800	1,791,747

Theaters & Entertainment 0.19%
Kasima LLC Term Loan	3.25%	5/17/2021	854	853,453
Six Flags Theme Parks, Inc. Term Loan B	3.50%	6/29/2022	1,032	1,034,095
Total				1,887,548
Total Floating Rate Loans (cost $31,505,588)				30,837,966

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest	Maturity		Amount		Fair
Investments	Rate	Date		(000)		Value
FOREIGN BONDS(a) 0.66%

Colombia 0.10%
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024		COP	2,650,000	$987,183

Luxembourg 0.05%
Altice SA†	6.25%	2/15/2025		EUR	500	532,340

Netherlands 0.12%
Hema Bondco I BV†	6.25%	6/15/2019		EUR	1,300	1,213,662

Spain 0.22%
Banco Popular Espanol SA	11.50%	—	(e)	EUR	1,700	2,112,250

Sweden 0.03%
Dometic Group AB PIK†	9.50%	6/26/2019		EUR	220	248,333

United Kingdom 0.14%
New Look Secured Issuer plc†	6.50%	7/1/2022		GBP	249	380,971
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	675	1,003,322
Total						1,384,293
Total Foreign Bonds (cost $7,035,593)						6,478,061

Foreign Government Obligations 1.72%

Argentina 0.20%
Republic of Argentina(b)	8.75%	5/7/2024			$2,000	1,910,750

Bahamas 0.10%
Commonwealth of Bahamas†(b)	5.75%	1/16/2024			900	981,000

Bermuda 0.25%
Government of Bermuda†	4.138%	1/3/2023			1,350	1,374,658
Government of Bermuda†	4.854%	2/6/2024			975	1,033,500
Total						2,408,158

Cayman Islands 0.06%
Cayman Islands Government†	5.95%	11/24/2019			525	605,063

Cyprus 0.20%
Republic of Cyprus(a)	4.75%	6/25/2019		EUR	1,700	1,990,006

Dominican Republic 0.18%
Dominican Republic†(b)	6.85%	1/27/2045			$1,665	1,706,625

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Egypt 0.15%
Egypt Government International Bond†(b)	5.875%	6/11/2025	$1,530	$1,497,870

Honduras 0.10%
Honduras Government†(b)	7.50%	3/15/2024	900	977,999

Ivory Coast 0.10%
Ivory Coast Bond†(b)	6.375%	3/3/2028	1,000	980,000

Jamaica 0.24%
Government of Jamaica(b)	7.625%	7/9/2025	1,150	1,293,750
Government of Jamaica(b)	8.00%	3/15/2039	910	1,027,162
Total				2,320,912

Senegal 0.14%
Republic of Senegal†(b)	6.25%	7/30/2024	1,400	1,348,200
Total Foreign Government Obligations (cost $16,735,964)				16,726,583

HIGH YIELD CORPORATE BONDS 71.38%

Advertising 0.28%
Affinion Investments LLC	13.50%	8/15/2018	950	422,750
Omnicom Group, Inc.	3.65%	11/1/2024	1,050	1,033,121
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,236,000
Total				2,691,871

Aerospace/Defense 0.87%
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	1,625	1,738,750
CPI International, Inc.	8.75%	2/15/2018	1,450	1,489,875
Harris Corp.	4.854%	4/27/2035	409	393,145
Harris Corp.	5.054%	4/27/2045	1,635	1,563,534
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,050	2,093,562
Lockheed Martin Corp.	2.90%	3/1/2025	1,275	1,227,314
Total				8,506,180

Air Transportation 0.13%
Air Canada (Canada)†(b)	7.75%	4/15/2021	910	973,700
United Airlines, Inc.	6.636%	7/2/2022	282	302,363
Total				1,276,063

Auto Parts & Equipment 1.05%
Chassix, Inc.†(f)	9.25%	8/1/2018	1,525	1,387,750
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	1,060	964,600

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Auto Parts & Equipment (continued)
Harman International Industries, Inc.	4.15%	5/15/2025		$1,512	$1,493,080
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		325	333,125
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		1,100	1,102,750
Omega U.S. Sub LLC†	8.75%	7/15/2023		1,250	1,253,125
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021		1,300	1,287,000
ZF North America Capital, Inc.†	4.50%	4/29/2022		1,025	1,007,883
ZF North America Capital, Inc.†	4.75%	4/29/2025		1,435	1,394,648
Total					10,223,961

Automakers 0.13%
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		850	882,938
Oshkosh Corp.	5.375%	3/1/2025		375	376,875
Total					1,259,813

Banking 4.19%
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	—	(e)	800	862,000
Bank of America Corp.	4.20%	8/26/2024		800	799,576
Bank of America Corp.	4.25%	10/22/2026		1,800	1,767,197
Bank of America Corp.	6.50%	—	(e)	1,900	1,968,875
Bank of China Ltd. (China)†(b)	5.00%	11/13/2024		1,525	1,567,180
CIT Group, Inc.	5.00%	8/15/2022		3,675	3,647,437
Citigroup, Inc.	4.40%	6/10/2025		1,224	1,221,871
Citigroup, Inc.	5.95%	—	(e)	1,525	1,504,031
Citizens Financial Group, Inc.†	5.50%	—	(e)	1,295	1,261,816
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		2,550	2,983,729
Credit Suisse Group AG (Switzerland)†(b)	7.50%	—	(e)	1,375	1,435,852
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		1,234	1,194,923
HSBC Holdings plc (United Kingdom)(b)	6.375%	—	(e)	800	806,000
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		1,550	1,580,506
JPMorgan Chase & Co.	3.875%	9/10/2024		1,900	1,872,997
JPMorgan Chase & Co.	6.75%	—	(e)	1,000	1,069,680
LBG Capital No.1 plc (United Kingdom)†(b)(g)	8.00%	—	(e)	400	459,000
Lloyds Banking Group plc (United Kingdom)(b)	4.50%	11/4/2024		2,300	2,305,704
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(e)	1,409	1,454,792
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017		2,325	2,325,258
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	815,464

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Banking (continued)
MUFG Americas Holdings Corp.	3.00%	2/10/2025		$800	$752,226
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		950	921,500
Nordea Bank AB (Sweden)†(b)	6.125%	—	(e)	611	604,699
Popular, Inc.	7.00%	7/1/2019		1,875	1,882,031
Standard Chartered plc (United Kingdom)†(b)	6.50%	—	(e)	1,575	1,590,163
Synovus Financial Corp.	7.875%	2/15/2019		700	788,375
UBS AG (Jersey)(b)	7.25%	2/22/2022		1,350	1,423,755
Washington Mutual Bank(f)	6.875%	6/15/2011		1,250	125
Total					40,866,762

Beverages 0.58%
Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,559,553
Constellation Brands, Inc.	4.25%	5/1/2023		2,000	1,975,000
Constellation Brands, Inc.	6.00%	5/1/2022		123	134,405
Cott Beverages, Inc.	5.375%	7/1/2022		250	243,125
Cott Beverages, Inc.†	6.75%	1/1/2020		975	1,014,000
PepsiCo, Inc.	4.25%	10/22/2044		775	761,762
Total					5,687,845

Brokerage 0.77%
Lazard Group LLC	3.75%	2/13/2025		3,775	3,599,595
TD Ameritrade Holding Corp.	2.95%	4/1/2022		800	793,927
TD Ameritrade Holding Corp.	3.625%	4/1/2025		3,100	3,151,971
Total					7,545,493

Building & Construction 1.21%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		1,100	1,028,500
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020		1,300	1,300,546
DR Horton, Inc.	4.75%	2/15/2023		94	94,235
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		1,025	878,937
Lennar Corp.	4.50%	11/15/2019		950	966,625
PulteGroup, Inc.	6.375%	5/15/2033		2,250	2,289,375
Toll Brothers Finance Corp.	5.625%	1/15/2024		1,000	1,057,500
William Lyon Homes, Inc.	7.00%	8/15/2022		4,000	4,160,000
Total					11,775,718

Building Materials 0.57%
Building Materials Corp. of America†	5.375%	11/15/2024		1,285	1,268,102
Hillman Group, Inc. (The)†	6.375%	7/15/2022		1,417	1,346,150
Lafarge SA (France)(b)	7.125%	7/15/2036		775	931,938

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Masonite International Corp.†	5.625%	3/15/2023	$710	$725,088
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,325	1,294,187
Total				5,565,465

Cable & Satellite Television 3.80%
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	1,000	995,300
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	2,375	2,618,437
Altice SA (Luxembourg)†(b)	7.625%	2/15/2025	775	730,438
Altice SA (Luxembourg)†(b)	7.75%	5/15/2022	2,000	1,940,000
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,917,500
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	1,125	1,175,625
DISH DBS Corp.	5.875%	7/15/2022	3,800	3,733,500
DISH DBS Corp.	5.875%	11/15/2024	986	949,641
DISH DBS Corp.	6.75%	6/1/2021	2,375	2,481,875
Mediacom Broadband LLC/Mediacom Broadband Corp.	5.50%	4/15/2021	306	299,498
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	2,269	2,280,345
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	325	341,656
Numericable-SFR SAS (France)†(b)	6.00%	5/15/2022	2,125	2,099,766
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	800	841,000
Time Warner Cable, Inc.	5.875%	11/15/2040	1,895	1,840,543
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	635	631,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	2,068	2,115,823
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,604	1,539,038
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,035	1,122,975
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	575	585,781
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	2,745	2,837,644
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	1,275	1,306,046
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	675	690,323
Ziggo Bond Finance BV (Netherlands)†(b)	5.875%	1/15/2025	967	951,286
Total				37,025,865

Chemicals 0.96%
Celanese US Holdings LLC	5.875%	6/15/2021	571	613,825
Chemours Co. (The)†	6.625%	5/15/2023	1,030	1,000,388
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	1,350	1,434,375

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Chemicals (continued)
Huntsman International LLC†	5.125%	11/15/2022		$992	$979,600
Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024		2,075	2,094,090
OCP SA (Morocco)†(b)	6.875%	4/25/2044		975	1,023,945
Platform Specialty Products Corp.†	6.50%	2/1/2022		1,275	1,322,812
TPC Group, Inc.†	8.75%	12/15/2020		1,000	930,000
Total					9,399,035

Consumer/Commercial/Lease Financing 2.33%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(b)	3.75%	5/15/2019		925	916,906
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(b)	5.00%	10/1/2021		1,150	1,185,937
Air Lease Corp.	3.875%	4/1/2021		1,000	1,012,500
Aircastle Ltd.	5.50%	2/15/2022		1,120	1,145,906
Discover Bank	7.00%	4/15/2020		950	1,106,791
Discover Financial Services	3.75%	3/4/2025		675	645,797
General Electric Capital Corp.	7.125%	—	(e)	6,200	7,161,000
International Lease Finance Corp.	6.25%	5/15/2019		2,900	3,142,875
International Lease Finance Corp.	8.25%	12/15/2020		2,460	2,927,400
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		1,650	1,610,812
National Financial Partners Corp.†	9.00%	7/15/2021		950	941,688
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019		900	940,500
Total					22,738,112

Department Stores 0.22%
El Puerto de Liverpool SAB de CV (Mexico)†(b)	3.95%	10/2/2024		1,225	1,200,500
SACI Falabella (Chile)†(b)	4.375%	1/27/2025		925	923,876
Total					2,124,376

Discount Stores 0.71%
Amazon.com, Inc.	4.80%	12/5/2034		5,000	4,982,030
Family Tree Escrow LLC†	5.75%	3/1/2023		1,848	1,940,400
Total					6,922,430

Diversified Capital Goods 0.52%
Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020		1,550	1,546,125
Griffon Corp.	5.25%	3/1/2022		444	443,445
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		1,235	1,214,271
Trinity Industries, Inc.	4.55%	10/1/2024		445	430,093

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods (continued)
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	$1,450	$1,464,500
Total				5,098,434

Electric: Distribution/Transportation 0.28%
Lamar Funding Ltd.†	3.958%	5/7/2025	1,300	1,267,500
Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045	1,608	1,443,248
Total				2,710,748

Electric: Generation 0.84%
Dynegy, Inc.†	7.375%	11/1/2022	800	842,000
Dynegy, Inc.†	7.625%	11/1/2024	1,655	1,758,437
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	11.25%	12/1/2018	625	725,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	11.75%	3/1/2022	1,071	1,182,329
Illinois Power Generating Co.	7.00%	4/15/2018	925	904,188
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,734	1,920,369
Talen Energy Supply LLC†	5.125%	7/15/2019	900	886,500
Total				8,218,823

Electric: Integrated 0.69%
AES El Salvador Trust II†	6.75%	3/28/2023	1,015	971,862
AES Panama SRL (Panama)†(b)	6.00%	6/25/2022	977	988,480
E.CL SA (Chile)†(b)	4.50%	1/29/2025	1,650	1,659,709
El Paso Electric Co.	5.00%	12/1/2044	1,550	1,535,551
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,527	1,533,998
Total				6,689,600

Electronics 0.95%
Flextronics International Ltd.	5.00%	2/15/2023	575	589,116
Jabil Circuit, Inc.	4.70%	9/15/2022	739	749,161
KLA-Tencor Corp.	4.65%	11/1/2024	2,202	2,204,926
Lam Research Corp.	3.80%	3/15/2025	1,725	1,682,325
Motorola Solutions, Inc.	3.50%	9/1/2021	1,090	1,085,382
Sensata Technologies BV (Netherlands)†(b)	5.625%	11/1/2024	206	213,983
Trimble Navigation Ltd.	4.75%	12/1/2024	2,700	2,708,732
Total				9,233,625

Energy: Exploration & Production 6.08%
Antero Resources Corp.	5.375%	11/1/2021	1,650	1,592,250
Bill Barrett Corp.	7.00%	10/15/2022	575	523,250

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
California Resources Corp.	5.50%	9/15/2021	$1,925	$1,684,760
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	654	658,905
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	675	713,813
Chesapeake Energy Corp.	5.75%	3/15/2023	2,175	1,979,250
Clayton Williams Energy, Inc.	7.75%	4/1/2019	1,035	988,425
Concho Resources, Inc.	5.50%	4/1/2023	3,175	3,190,875
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	3,000	3,120,000
Diamondback Energy, Inc.	7.625%	10/1/2021	2,375	2,553,125
Eclipse Resources Corp.†(h)	8.875%	7/15/2023	1,436	1,392,633
EOG Resources, Inc.	3.15%	4/1/2025	1,200	1,172,194
EXCO Resources, Inc.	8.50%	4/15/2022	1,672	865,260
Gulfport Energy Corp.†	6.625%	5/1/2023	199	202,483
Gulfport Energy Corp.	7.75%	11/1/2020	1,400	1,473,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,900	1,791,130
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,775	1,721,750
Kunlun Energy Co., Ltd. (Hong Kong)†(b)	3.75%	5/13/2025	1,645	1,595,683
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	1,200	978,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,200	1,116,000
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	3,375	3,252,656
Memorial Resource Development Corp.	5.875%	7/1/2022	1,525	1,480,317
Newfield Exploration Co.	5.625%	7/1/2024	3,246	3,294,690
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	1,000,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,650	1,699,500
Occidental Petroleum Corp.	3.50%	6/15/2025	2,054	2,049,467
Paramount Resources Ltd. (Canada)†(b)	6.875%	6/30/2023	1,152	1,160,640
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	900	917,721
PDC Energy, Inc.	7.75%	10/15/2022	1,550	1,627,500
Penn Virginia Corp.	8.50%	5/1/2020	450	406,125
Range Resources Corp.†	4.875%	5/15/2025	1,975	1,925,921
Rice Energy, Inc.	6.25%	5/1/2022	1,258	1,254,855
Rice Energy, Inc.†	7.25%	5/1/2023	242	249,260
Rosetta Resources, Inc.	5.875%	6/1/2022	980	1,051,050
RSP Permian, Inc.†	6.625%	10/1/2022	975	1,001,812
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	495	496,238
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	1,475	1,572,350
SM Energy Co.	6.50%	11/15/2021	999	1,046,452
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	911	710,580
Tullow Oil plc (United Kingdom)†(b)	6.00%	11/1/2020	600	546,750

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Tullow Oil plc (United Kingdom)†(b)	6.25%	4/15/2022	$800	$712,000
Ultra Petroleum Corp.†	6.125%	10/1/2024	1,135	1,001,637
YPF SA (Argentina)†(b)	8.50%	7/28/2025	1,510	1,498,675
Total				59,269,482

Environmental 0.10%
ADS Waste Holdings, Inc.	8.25%	10/1/2020	968	1,006,720

Food & Drug Retailers 1.31%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	675	685,125
Ingles Markets, Inc.	5.75%	6/15/2023	489	499,416
New Albertson’s, Inc.	7.45%	8/1/2029	950	916,750
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,666,000
Rite Aid Corp.†	6.125%	4/1/2023	1,250	1,292,187
Rite Aid Corp.	7.70%	2/15/2027	4,200	4,956,000
Tops Holding II Corp.	8.75%	6/15/2018	759	751,410
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	1,957	1,969,231
Total				12,736,119

Food: Wholesale 1.33%
B&G Foods, Inc.	4.625%	6/1/2021	1,900	1,878,625
Diamond Foods, Inc.†	7.00%	3/15/2019	1,500	1,541,250
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	661	655,018
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	825	832,219
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	475	502,906
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,274	1,359,995
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	1,050	1,036,875
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,000	1,080,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,870	4,092,525
Total				12,979,413

Forestry/Paper 0.29%
Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	748	726,495
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	677,250
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	449	456,858
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,100	987,250
Total				2,847,853

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming 1.87%
Boyd Gaming Corp.	6.875%	5/15/2023	$1,025	$1,055,750
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	1,125	849,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope	8.00%	10/1/2020	1,003	949,721
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,075,000
Graton Economic Development Authority†	9.625%	9/1/2019	2,050	2,220,970
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	1,550	1,480,250
MGM Resorts International	6.00%	3/15/2023	1,733	1,763,327
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	1,150	1,210,375
MTR Gaming Group, Inc.	11.50%	8/1/2019	1,150	1,229,062
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	1,650	1,759,312
River Rock Entertainment Authority (The)(f)	9.00%	11/1/2018	431	38,790
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	771	814,369
Scientific Games International, Inc.†	7.00%	1/1/2022	583	604,863
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,000	1,910,000
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	1,300	1,235,000
Total				18,196,164

Gas Distribution 3.80%
APT Pipelines Ltd. (Australia)†(b)	5.00%	3/23/2035	1,435	1,346,426
Boardwalk Pipelines LP	4.95%	12/15/2024	983	965,788
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,171,582
Energy Transfer Equity LP	5.50%	6/1/2027	1,297	1,300,242
Energy Transfer Equity LP	5.875%	1/15/2024	1,179	1,228,518
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	1,300	1,354,437
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,326	1,438,710
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,517,958
Kinder Morgan, Inc.	7.75%	1/15/2032	250	287,915
Kinder Morgan, Inc.	8.05%	10/15/2030	3,550	4,173,071
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	1,000	1,037,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	4.875%	12/1/2024	1,450	1,424,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	1,150	1,185,938
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,550	1,684,453
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	519,953

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	6.50%	5/15/2021	$826	$874,528
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,050	1,119,233
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,800	1,899,000
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	2,250	2,235,937
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	3,350	3,354,187
SemGroup Corp.	7.50%	6/15/2021	550	577,500
Southeast Supply Header LLC†	4.25%	6/15/2024	1,450	1,433,348
Southern Star Central Corp.†	5.125%	7/15/2022	910	928,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	700	729,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	453,268
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,361,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	1,350	1,404,000
Total				37,007,817

Health Facilities 3.33%
Amsurg Corp.	5.625%	11/30/2020	2,450	2,505,125
Amsurg Corp.	5.625%	7/15/2022	550	556,875
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	1,000	1,057,500
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	564	598,968
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	3,436	3,629,275
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,925,312
Dignity Health	3.812%	11/1/2024	1,175	1,204,729
Dignity Health	4.50%	11/1/2042	246	228,860
HCA, Inc.	4.25%	10/15/2019	775	794,375
HCA, Inc.	5.375%	2/1/2025	1,050	1,069,740
HCA, Inc.	5.875%	3/15/2022	1,025	1,117,250
HCA, Inc.	7.50%	2/15/2022	3,250	3,741,562
HCA, Inc.	7.58%	9/15/2025	344	383,560
HCA, Inc.	7.69%	6/15/2025	1,165	1,328,100
Kindred Healthcare, Inc.	6.375%	4/15/2022	897	899,243
Kindred Healthcare, Inc.†	8.00%	1/15/2020	1,103	1,182,967
LifePoint Health, Inc.	5.50%	12/1/2021	1,250	1,293,750
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,250	1,131,860
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	1,250	1,293,750
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	750	768,443
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	1,300	1,386,125
Select Medical Corp.	6.375%	6/1/2021	485	492,275

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Facilities (continued)
Tenet Healthcare Corp.†	6.75%	6/15/2023	$411	$419,734
Tenet Healthcare Corp.	8.125%	4/1/2022	2,250	2,466,000
Total				32,475,378

Health Services 0.18%
Envision Healthcare Corp.†	5.125%	7/1/2022	775	782,750
ExamWorks Group, Inc.	5.625%	4/15/2023	974	1,002,353
Total				1,785,103

Hotels 1.09%
ESH Hospitality, Inc.†	5.25%	5/1/2025	1,006	983,365
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	1,950	2,035,215
Host Hotels & Resorts LP	3.75%	10/15/2023	686	674,155
Host Hotels & Resorts LP	4.00%	6/15/2025	613	609,683
Host Hotels & Resorts LP	5.25%	3/15/2022	1,500	1,631,500
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	1,400	1,456,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	1,550	1,557,750
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2023	328	323,080
Wyndham Worldwide Corp.	3.90%	3/1/2023	1,425	1,398,444
Total				10,669,192

Insurance Brokerage 0.11%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	1,050	1,113,000

Integrated Energy 1.00%
Alta Wind Holdings LLC†	7.00%	6/30/2035	508	591,865
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	1,000	863,750
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	2,450	2,140,590
Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	6.25%	7/6/2024	2,200	2,167,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	1,250	1,073,438
Shell International Finance BV (Netherlands)(b)	3.25%	5/11/2025	1,641	1,628,446
Shell International Finance BV (Netherlands)(b)	4.55%	8/12/2043	1,200	1,231,092
Total				9,696,181

Investments & Miscellaneous Financial Services 0.70%
CME Group, Inc.	3.00%	3/15/2025	1,575	1,531,374
FMR LLC†	5.35%	11/15/2021	800	911,099
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	815	741,737

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Investments & Miscellaneous Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	$3,400	$3,646,500
Total				6,830,710

Life Insurance 1.02%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,325	1,407,813
CNO Financial Group, Inc.	5.25%	5/30/2025	1,989	2,026,194
Prudential Financial, Inc.	5.375%	5/15/2045	983	970,713
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,775	1,814,314
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	3,650	3,683,204
Total				9,902,238

Machinery 0.34%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	816,750
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	517,500
Oshkosh Corp.	5.375%	3/1/2022	950	976,125
Waterjet Holdings, Inc.†	7.625%	2/1/2020	1,000	1,045,000
Total				3,355,375

Managed Care 0.47%
Centene Corp.	4.75%	5/15/2022	1,400	1,449,000
Centene Corp.	5.75%	6/1/2017	1,400	1,489,250
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,625	1,663,594
Total				4,601,844

Media: Content 1.27%
AMC Networks, Inc.	4.75%	12/15/2022	1,900	1,907,125
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,387,000
iHeartCommunications, Inc.	9.00%	12/15/2019	2,100	2,009,175
iHeartCommunications, Inc.	11.25%	3/1/2021	975	950,625
Netflix, Inc.	5.375%	2/1/2021	2,800	2,919,000
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,321,878
Univision Communications, Inc.†	8.50%	5/15/2021	850	897,813
Total				12,392,616

Medical Products 1.89%
Alere, Inc.†	6.375%	7/1/2023	614	626,280
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	472,625
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,075	2,209,875
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	1,800	1,809,000

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Medical Products (continued)
Hologic, Inc.†(h)	5.25%	7/15/2022		$958	$980,753
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019		825	893,063
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023		2,025	1,898,437
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	4.875%	4/15/2020		464	473,883
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.50%	4/15/2025		407	396,316
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022		3,525	3,617,531
Medtronic, Inc.†	3.15%	3/15/2022		2,300	2,312,383
Medtronic, Inc.†	4.375%	3/15/2035		1,900	1,889,122
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023		825	839,438
Total					18,418,706

Metals/Mining (Excluding Steel) 1.72%
Aleris International, Inc.	7.875%	11/1/2020		949	989,332
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020		1,875	1,978,125
Coeur Mining, Inc.	7.875%	2/1/2021		1,100	937,750
Constellium NV (Netherlands)†(b)	5.75%	5/15/2024		1,050	939,750
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022		1,855	1,919,925
HudBay Minerals, Inc. (Canada)(b)	9.50%	10/1/2020		920	979,800
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019		1,050	1,021,125
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019		925	945,813
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022		950	1,018,875
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044		15	1
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(b)	4.375%	4/30/2018		1,050	1,047,375
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022		925	918,063
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		525	545,344
Peabody Energy Corp.†	10.00%	3/15/2022		1,500	937,500
Southern Copper Corp. (Mexico)(b)	3.875%	4/23/2025		1,025	989,781
Southern Copper Corp. (Mexico)(b)	5.25%	11/8/2042		825	720,093
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018		1,065	878,625
Total					16,767,277

Multi-Line Insurance 0.07%
ING Groep NV (Netherlands)(b)	6.50%	—	(e)	650	630,094

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services 0.52%
Gulfmark Offshore, Inc.	6.375%	3/15/2022	$1,230	$925,575
Helmerich & Payne International Drilling Co.†	4.65%	3/15/2025	325	336,133
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	1,725	1,595,625
Oceaneering International, Inc.	4.65%	11/15/2024	2,250	2,252,169
Total				5,109,502

Oil Refining & Marketing 0.37%
Citgo Holding, Inc.†	10.75%	2/15/2020	1,730	1,777,575
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,750	1,811,250
Total				3,588,825

Packaging 1.53%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	6.00%	6/30/2021	675	676,688
Ball Corp.	4.00%	11/15/2023	1,676	1,562,870
BWAY Holding Co.†	9.125%	8/15/2021	911	942,885
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	818	818,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	2,090	2,356,475
Graphic Packaging International, Inc.	4.75%	4/15/2021	900	913,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	969	976,267
Pactiv LLC	7.95%	12/15/2025	825	820,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,027,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	1,875	1,954,687
Sealed Air Corp.†	4.875%	12/1/2022	800	791,000
Sealed Air Corp.†	5.125%	12/1/2024	150	148,500
Sealed Air Corp.†	6.875%	7/15/2033	1,850	1,877,750
Total				14,866,997

Personal & Household Products 0.75%
American Greetings Corp.	7.375%	12/1/2021	775	816,656
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,600	1,304,000
Estee Lauder Cos., Inc. (The)	4.375%	6/15/2045	1,714	1,682,072
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,550	1,193,500
Serta Simmons Holdings LLC†	8.125%	10/1/2020	935	991,100
Spectrum Brands, Inc.†	5.75%	7/15/2025	817	833,340
Springs Industries, Inc.	6.25%	6/1/2021	525	515,812
Total				7,336,480

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Pharmaceuticals 2.45%
AbbVie, Inc.	3.20%	11/6/2022	$572	$567,315
AbbVie, Inc.	4.50%	5/14/2035	817	801,867
Bayer US Finance LLC†	3.375%	10/8/2024	2,000	1,991,824
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	500	509,745
DPx Holdings BV (Netherlands)†(b)	7.50%	2/1/2022	1,600	1,674,000
Gilead Sciences, Inc.	3.50%	2/1/2025	1,650	1,654,362
Merck & Co., Inc.	3.70%	2/10/2045	1,575	1,410,680
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	2,225	2,380,750
Quintiles Transnational Corp.†	4.875%	5/15/2023	970	977,275
Roche Holdings, Inc.†	2.875%	9/29/2021	1,950	1,967,706
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	299	309,465
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	550	556,875
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	750	768,750
Valeant Pharmaceuticals International, Inc.†	5.875%	5/15/2023	1,576	1,619,340
Valeant Pharmaceuticals International, Inc.†	6.125%	4/15/2025	775	799,219
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	4,275	4,512,797
Zoetis, Inc.	3.25%	2/1/2023	1,375	1,334,321
Total				23,836,291

Property & Casualty 0.10%
XLIT Ltd. (Ireland)(b)	4.45%	3/31/2025	975	968,365

Rail 0.40%
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	925	916,208
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	2,000	2,010,000
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	978,835
Total				3,905,043

Real Estate Development & Management 0.19%
CBRE Services, Inc.	5.00%	3/15/2023	900	913,500
CBRE Services, Inc.	5.25%	3/15/2025	875	907,813
Total				1,821,313

Real Estate Investment Trusts 0.78%
Brixmor Operating Partnership LP	3.85%	2/1/2025	1,600	1,540,736
DDR Corp.	3.625%	2/1/2025	1,000	962,192
DDR Corp.	7.875%	9/1/2020	790	968,128
EPR Properties	4.50%	4/1/2025	1,175	1,156,125
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	775	867,548

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP	3.80%	1/15/2023	$2,000	$1,997,846
SL Green Realty Corp.	4.50%	12/1/2022	123	125,786
Total				7,618,361

Recreation & Travel 0.56%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	1,250	1,290,625
NCL Corp. Ltd.†	5.25%	11/15/2019	650	668,688
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,250	2,621,250
Viking Cruises Ltd.†	8.50%	10/15/2022	825	919,875
Total				5,500,438

Restaurants 0.53%
McDonald’s Corp.	4.60%	5/26/2045	1,229	1,203,825
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,300	1,350,375
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	989,625
Starbucks Corp.	2.70%	6/15/2022	1,651	1,647,870
Total				5,191,695

Software/Services 4.19%
Adobe Systems, Inc.	3.25%	2/1/2025	1,400	1,354,373
Alibaba Group Holding Ltd. (China)†(b)	3.125%	11/28/2021	2,150	2,127,752
Alibaba Group Holding Ltd. (China)†(b)	3.60%	11/28/2024	1,825	1,763,178
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,775	4,948,094
Autodesk, Inc.	3.125%	6/15/2020	1,512	1,515,602
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	1,006	1,026,120
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	925	981,656
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,000	997,994
First Data Corp.†	8.25%	1/15/2021	5,375	5,684,062
First Data Corp.	11.25%	1/15/2021	893	993,462
Infor US, Inc.†	6.50%	5/15/2022	1,825	1,861,500
Italics Merger Sub, Inc.†	7.125%	7/15/2023	1,153	1,141,470
MasterCard, Inc.	3.375%	4/1/2024	1,300	1,328,489
Microsoft Corp.	2.375%	2/12/2022	1,900	1,867,683
Microsoft Corp.	4.00%	2/12/2055	1,975	1,776,915
MSCI, Inc.†	5.25%	11/15/2024	961	975,415
Oracle Corp.	4.125%	5/15/2045	1,638	1,522,700
Oracle Corp.	4.375%	5/15/2055	2,047	1,907,225
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,975	1,926,581

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services (continued)
SRA International, Inc.	11.00%	10/1/2019	$1,750	$1,863,750
SunGard Data Systems, Inc.	6.625%	11/1/2019	1,800	1,865,250
VeriSign, Inc.†	5.25%	4/1/2025	1,450	1,450,000
Total				40,879,271

Specialty Retail 1.56%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	1,500	1,575,000
AutoZone, Inc.	2.50%	4/15/2021	555	544,517
Brookstone Co., Inc.†(f)	13.00%	10/15/2014	317	32
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	35	29,747
Claire’s Stores, Inc.†	9.00%	3/15/2019	1,305	1,109,250
CST Brands, Inc.	5.00%	5/1/2023	1,782	1,782,000
DBP Holding Corp.†	7.75%	10/15/2020	1,860	1,525,200
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	875	940,625
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,750	2,908,125
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	525	548,625
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	975	1,021,312
Toys R Us Property Co. II LLC	8.50%	12/1/2017	925	933,695
William Carter Co. (The)	5.25%	8/15/2021	1,500	1,545,000
WW Grainger, Inc.	4.60%	6/15/2045	739	741,539
Total				15,204,667

Steel Producers/Products 0.48%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,500	1,578,750
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	944,000
Steel Dynamics, Inc.	5.125%	10/1/2021	1,150	1,158,050
Steel Dynamics, Inc.	5.50%	10/1/2024	975	977,438
Total				4,658,238

Support: Services 1.51%
ADT Corp. (The)	3.50%	7/15/2022	1,050	955,500
APX Group, Inc.	6.375%	12/1/2019	925	900,719
Audatex North America, Inc.†	6.00%	6/15/2021	800	825,000
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	925	955,062
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,022,545
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	1,338	1,023,570
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,386,281
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,550	1,216,750
Light Tower Rentals, Inc.†	8.125%	8/1/2019	975	809,250

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Support: Services (continued)
Metropolitan Museum of Art (The)	3.40%	7/1/2045	$1,350	$1,183,859
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	710,500
Sotheby’s†	5.25%	10/1/2022	1,500	1,477,500
United Rentals North America, Inc.	5.75%	11/15/2024	1,225	1,212,750
United Rentals North America, Inc.	6.125%	6/15/2023	975	1,000,594
Total				14,679,880

Technology Hardware & Equipment 0.64%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,414,312
CommScope Technologies Finance LLC†	6.00%	6/15/2025	1,022	1,020,722
CommScope, Inc.†	5.50%	6/15/2024	1,500	1,464,375
Dell, Inc.	7.10%	4/15/2028	875	920,938
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	875	922,031
NCR Corp.	6.375%	12/15/2023	103	109,566
Project Homestake Merger Corp.†	8.875%	3/1/2023	375	364,688
Total				6,216,632

Telecommunications: Wireline Integrated & Services 1.46%
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	1,366	1,473,572
Consolidated Communications, Inc.†	6.50%	10/1/2022	850	823,438
DigitalGlobe, Inc.†	5.25%	2/1/2021	700	688,625
Dycom Investments, Inc.	7.125%	1/15/2021	1,670	1,753,500
Equinix, Inc.	4.875%	4/1/2020	2,000	2,030,000
Frontier Communications Corp.	7.625%	4/15/2024	700	621,250
Frontier Communications Corp.	9.25%	7/1/2021	1,925	2,023,656
GCI, Inc.	6.875%	4/15/2025	1,040	1,055,600
Sable International Finance Ltd.†	8.75%	2/1/2020	900	967,500
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	975	975,000
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	1,875	1,856,625
Total				14,268,766

Telecommunications: Satellite 0.72%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	2,500	2,759,875
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	1,775	1,717,313
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	2,994	2,511,217
Total				6,988,405

Telecommunications: Wireless 2.48%
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	665	654,105

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications: Wireless (continued)
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%		12/1/2016	$1,175	$1,363,000
Comcel Trust via Comunicaciones Celulares SA†	6.875%		2/6/2024	1,925	2,030,875
Crown Castle International Corp.	5.25%		1/15/2023	2,000	2,022,000
Digicel Group Ltd. (Jamaica)†(b)	7.125%		4/1/2022	1,000	952,200
Digicel Group Ltd. (Jamaica)†(b)	8.25%		9/30/2020	1,200	1,209,000
Digicel Ltd. (Jamaica)†(b)	6.75%		3/1/2023	950	933,660
Digicel Ltd. (Jamaica)†(b)	7.00%		2/15/2020	1,750	1,820,000
SBA Communications Corp.	4.875%		7/15/2022	980	957,950
SBA Telecommunications, Inc.	5.75%		7/15/2020	1,750	1,822,188
T-Mobile USA, Inc.	6.50%		1/15/2024	4,137	4,281,795
T-Mobile USA, Inc.	6.625%		11/15/2020	500	521,250
T-Mobile USA, Inc.	6.633%		4/28/2021	2,750	2,860,000
T-Mobile USA, Inc.	6.836%		4/28/2023	103	108,536
Wind Acquisition Finance SA (Italy)†(b)	7.375%		4/23/2021	2,550	2,585,062
Total					24,121,621

Theaters & Entertainment 0.49%
Activision Blizzard, Inc.†	5.625%		9/15/2021	2,200	2,310,000
Activision Blizzard, Inc.†	6.125%		9/15/2023	2,300	2,472,500
Total					4,782,500

Tobacco 0.31%
Reynolds American, Inc.	4.00%		6/12/2022	820	838,865
Reynolds American, Inc.	5.85%		8/15/2045	2,055	2,163,231
Total					3,002,096

Transportation: Infrastructure/Services 0.31%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.875%		8/12/2020	850	897,320
XPO Logistics, Inc.†	6.50%		6/15/2022	1,231	1,207,919
XPO Logistics, Inc.†	7.875%		9/1/2019	850	911,497
Total					3,016,736
Total High Yield Corporate Bonds (cost $696,703,647)					695,803,623

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.05%
BB-UBS Trust 2012-SHOW E†	4.026%	#	11/5/2036	1,825	1,753,784
BBCMS Trust 2015-VFM A2†	3.375%		3/15/2036	400	397,005
BBCMS Trust 2015-VFM D†	3.483%	#	3/15/2036	939	889,262
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	550	563,784

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.533%	#	10/10/2047	$1,200	$1,189,661
Citigroup Commercial Mortgage Trust 2015-101A D†	4.779%	#	1/14/2043	775	733,839
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	1,175	1,172,784
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.508%	#	11/10/2047	800	798,788
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.177%		11/10/2047	10,550	116,245
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.436%		11/10/2047	775	81,193
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.045%	#	12/10/2047	6,550	42,785
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50%	#	12/10/2047	3,150	115,503
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.612%	#	9/10/2047	600	605,233
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#	12/10/2047	675	695,446
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.467%	#	12/10/2047	2,675	2,619,657
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.08%	#	12/10/2047	12,875	883,453
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,200	2,965,270
DBUBS Mortgage Trust 2011-LC2A D†	5.458%	#	7/10/2044	1,125	1,178,934
Great Wolf Trust 2015-WFMZ M†	7.173%	#	5/15/2032	1,350	1,361,640
GS Mortgage Securities Trust 2014-GC26 D†	4.511%	#	11/10/2047	1,275	1,129,913
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	775	895,601
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.408%	#	1/25/2051	750	812,616
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342%	#	8/25/2047	2,000	70,560
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.459%	#	11/15/2047	5,950	156,976
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07%	#	1/15/2048	1,175	1,013,115
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.619%	#	1/15/2048	5,275	204,103

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50%	#	1/15/2048	$4,200	$154,904
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#	6/10/2027	800	779,932
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.136%	#	1/15/2032	1,175	1,183,243
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.218%	#	7/15/2046	475	475,300
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.209%	#	5/15/2046	550	549,793
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	875	835,619
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	775	782,587
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	1,625	1,615,197
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	750	693,044
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	4,025	191,368
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.59%	#	12/15/2047	8,525	329,150
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	4,025	4,019,128
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	500	500,894
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.453%	#	1/5/2035	36,775	2,298,015
Wells Fargo Commercial Mortgage Trust 2014-LC18 XA IO	1.355%	#	12/15/2047	6,692	531,682
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.543%	#	12/15/2047	6,575	222,459
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	900	843,380
Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.511%	#	4/15/2050	350	303,443
WFCG Commercial Mortgage Trust 2015-BXRP E†	3.326%	#	11/15/2029	748	746,041
Total Non-Agency Commercial Mortgage-Backed Securities (cost $39,949,376)					39,502,329

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2015

	Dividend	Shares	Fair
	Rate	(000)	Value
PREFERRED STOCK 0.09%

Banking
Texas Capital Bancshares, Inc. (cost $877,500)	6.50%	35	$866,970

	Exercise	Expiration
	Price	Date
WARRANT 0.01%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	86,626
Total Long-Term Investments (cost $938,945,237)				951,151,453

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
SHORT-TERM INVESTMENTS 1.60%

FLOATING RATE LOANS(c) 0.08%

Auto Parts & Equipment
UC Holdings, Inc. Incremental Exit Term Loan	— (d)	12/14/2015	$261	265,108
UC Holdings, Inc. Initial Term Loan	10.00%	12/14/2015	509	517,573
Total				782,681
Total Floating Rate Loans (cost $769,220)				782,681

REPURCHASE AGREEMENT 1.52%
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $15,155,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $15,155,000; proceeds: $14,857,631 (cost $14,857,631)			14,858	14,857,631
Total Short-Term Investments (cost $15,626,851)				15,640,312
Total Investments in Securities 99.18% (cost $954,572,088)				966,791,765
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 0.82%				8,013,288
Net Assets 100.00%				$974,805,053
AUD	Australian dollar.
CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro
GBP	British pound.
HKD	Hong Kong dollar.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

JPY	Japanese yen.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2015.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2015.
(d)	Interest rate to be determined.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Morgan Stanley	7/20/2015	249,000	$384,593	$391,192	$6,599
British pound	Buy	Morgan Stanley	7/20/2015	186,000	277,058	292,216	15,158
British pound	Buy	Morgan Stanley	7/20/2015	166,000	260,143	260,795	652
British pound	Buy	Morgan Stanley	7/20/2015	400,000	626,850	628,422	1,572
Australian dollar	Sell	Bank of America	9/29/2015	296,000	227,909	227,282	627
British pound	Sell	Morgan Stanley	7/20/2015	243,000	385,637	381,766	3,871
Canadian dollar	Sell	Morgan Stanley	8/19/2015	200,000	165,578	160,026	5,552
Canadian dollar	Sell	Morgan Stanley	8/19/2015	176,000	145,801	140,823	4,978
Canadian dollar	Sell	Morgan Stanley	8/19/2015	275,000	226,439	220,036	6,403
Canadian dollar	Sell	Morgan Stanley	8/19/2015	350,000	292,062	280,046	12,016
Canadian dollar	Sell	Morgan Stanley	8/19/2015	77,000	63,572	61,610	1,962
Canadian dollar	Sell	Morgan Stanley	8/19/2015	438,000	360,850	350,458	10,392
Canadian dollar	Sell	Morgan Stanley	8/19/2015	28,000	23,219	22,404	815
Canadian dollar	Sell	Morgan Stanley	8/19/2015	2,140,000	1,774,656	1,712,283	62,373
Canadian dollar	Sell	Morgan Stanley	8/19/2015	589,000	481,514	471,278	10,236
euro	Sell	Bank of America	9/11/2015	3,900,000	4,396,419	4,352,203	44,216
euro	Sell	J.P. Morgan	8/13/2015	370,000	422,638	412,725	9,913
euro	Sell	J.P. Morgan	9/11/2015	231,000	260,806	257,784	3,022
euro	Sell	Morgan Stanley	8/13/2015	550,000	618,638	613,510	5,128
euro	Sell	Morgan Stanley	8/13/2015	321,000	365,271	358,067	7,204
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$212,689

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Morgan Stanley	7/20/2015	246,000	$388,208	$386,480	$(1,728)
Canadian dollar	Buy	Deutsche Bank AG	8/19/2015	67,400	54,672	53,929	(743)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	99,000	80,138	79,213	(925)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	325,000	263,629	260,043	(3,586)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	700,000	570,940	560,092	(10,848)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	91,000	73,532	72,812	(720)
Canadian dollar	Buy	Morgan Stanley	8/19/2015	112,000	90,801	89,615	(1,186)
British pound	Sell	J.P. Morgan	7/20/2015	1,890,000	2,813,596	2,969,295	(155,699)
euro	Sell	Morgan Stanley	8/13/2015	2,020,000	2,252,974	2,253,255	(281)
Japanese yen	Sell	Barclays Bank plc	9/4/2015	129,200,000	1,036,833	1,056,471	(19,638)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(195,354)

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2015	874	Long	$104,231,329	$694,165
U.S. 10-Year Treasury Note	September 2015	252	Short	(31,795,313)	247,721
Totals				$72,436,016	$941,886

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
Ultra Long U.S. Treasury Bond	September 2015	217	Short	$(32,733,094)	$(279,882)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$151,055,766	$–	$–	$151,055,766
Convertible Bonds	–	9,793,529	–	9,793,529
Floating Rate Loans(3)
Advertising	–	516,645	–	516,645
Auto Parts & Equipment	–	–	782,681	782,681
Chemicals	–	495,016	–	495,016
Consumer/Commercial/Lease Financing	–	944,265	–	944,265
Electric: Generation	–	590,430	–	590,430
Electronics	–	1,386,358	–	1,386,358
Energy: Exploration & Production	–	3,818,713	–	3,818,713
Food: Wholesale	–	1,503,992	–	1,503,992
Health Facilities	–	2,790,458	–	2,790,458
Health Services	–	368,041	–	368,041
Packaging	–	1,743,000	–	1,743,000
Personal & Household Products	–	1,118,401	–	1,118,401
Pharmaceuticals	–	1,392,307	–	1,392,307
Rail	–	–	1,893,732	1,893,732
Real Estate Investment Trusts	–	–	534,000	534,000
Recreation & Travel	–	971,009	–	971,009
Software/Services	–	1,526,756	–	1,526,756
Specialty Retail	–	2,637,978	–	2,637,978
Support: Services	–	1,159,102	–	1,159,102
Technology Hardware & Equipment	–	–	813,700	813,700
Telecommunications: Wireline Integrated & Services	–	954,768	–	954,768
Telecommunications: Wireless	–	1,791,747	–	1,791,747
Theaters & Entertainment	–	1,887,548	–	1,887,548
Foreign Bonds	–	6,478,061	–	6,478,061
Foreign Government Obligations	–	16,726,583	–	16,726,583
High Yield Corporate Bonds
Banking	–	40,866,637	125	40,866,762
Metals/Mining (Excluding Steel)	–	16,767,276	1	16,767,277
Specialty Retail	–	15,204,635	32	15,204,667
Remaining Industries	–	622,964,917	–	622,964,917
Non-Agency Commercial Mortgage-Backed Securities	–	39,502,329	–	39,502,329
Preferred Stock	866,970	–	–	866,970
Warrant(4)	–	86,626	–	86,626
Repurchase Agreement	–	14,857,631	–	14,857,631
Total	$151,922,736	$810,844,758	$4,024,271	$966,791,765

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(concluded)

June 30, 2014

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$212,689	$–	$212,689
Liabilities	–	(195,354)	–	(195,354)
Futures Contracts
Assets	941,886	–	–	941,886
Liabilities	(279,882)	–	–	(279,882)
Total	$662,004	$17,335	$–	$679,339

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(4)	As of June 30, 2015, Cooper-Standard Holdings, Inc. was categorized as Level 2 due to exchange offer resulting in observable input pricing. During the period ended June 30, 2015, $79,953 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Common	Floating	High Yield
Investment Type	Stock	Rate Loans	Corporate Bond
Balance as of January 1, 2015	$60,616	$5,424,314	$35,610
Accrued discounts/premiums	–	480	–
Realized gain (loss)	–	(12,030)	–
Change in unrealized appreciation/depreciation	–	30,090	14
Purchases	–	4,588,995	–
Sales	–	(2,315,616)	(674)
Net transfers in or out of Level 3	(60,616)	(3,692,120)	(34,792)
Balance as of June 30, 2015	$–	$4,024,113	$158

38	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $954,572,088)	$966,791,765
Foreign cash, at value (cost $90,406)	90,018
Cash	4,204
Deposits with brokers for futures collateral	668,968
Receivables:
Interest and dividends	11,237,031
Investment securities sold	8,527,515
Capital shares sold	469,093
From advisor (See Note 3)	19,599
Unrealized appreciation on forward foreign currency exchange contracts	212,689
Prepaid expenses and other assets	333
Total assets	988,021,215
LIABILITIES:
Payables:
Investment securities purchased	11,403,072
Management fee	407,901
Capital shares reacquired	356,211
Directors’ fees	103,209
Fund administration	32,635
Variation margin	12,709
Unrealized depreciation on forward foreign currency exchange contracts	195,354
Accrued expenses	705,071
Total liabilities	13,216,162
NET ASSETS	$974,805,053
COMPOSITION OF NET ASSETS:
Paid-in capital	$934,245,646
Undistributed net investment income	18,660,019
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	9,007,119
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	12,892,269
Net Assets	$974,805,053
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	79,592,934
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.25

See Notes to Financial Statements.	39

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends (net of foreign withholding taxes of $3,889)	$487,190
Interest and other	22,282,297
Total investment income	22,769,487
Expenses:
Non 12b-1 service fees	1,201,682
Management fee	2,401,475
Shareholder servicing	511,333
Fund administration	192,144
Reports to shareholders	57,506
Professional	31,338
Custody	20,379
Directors’ fees	14,776
Other	20,529
Gross expenses	4,451,162
Expense reductions (See Note 9)	(449)
Management fee waived (See Note 3)	(127,468)
Net expenses	4,323,245
Net investment income	18,446,242
Net realized and unrealized gain:
Net realized gain on investments	4,681,968
Net realized gain on futures contracts and foreign currency related transactions	26,347
Net change in unrealized appreciation/depreciation on investments	4,110,508
Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies	465,436
Net realized and unrealized gain	9,284,259
Net Increase in Net Assets Resulting From Operations	$27,730,501

40	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$18,446,242	$38,677,734
Net realized gain on investments, futures contracts and foreign currency related transactions	4,708,315	32,585,301
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	4,575,944	(33,523,214)
Net increase in net assets resulting from operations	27,730,501	37,739,821
Distributions to shareholders from:
Net investment income	–	(43,465,223)
Net realized gain	–	(24,258,874)
Total distributions to shareholders	–	(67,724,097)
Capital share transactions (See Note 13):
Proceeds from sales of shares	159,174,557	191,664,239
Reinvestment of distributions	–	67,724,096
Cost of shares reacquired	(125,208,402)	(177,425,759)
Net increase in net assets resulting from capital share transactions	33,966,155	81,962,576
Net increase in net assets	61,696,656	51,978,300
NET ASSETS:
Beginning of period	$913,108,397	$861,130,097
End of period	$974,805,053	$913,108,397
Undistributed net investment income	$18,660,019	$213,777

See Notes to Financial Statements.	41

Financial Highlights

	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$12.31	$12.21	$11.64	$11.93	$11.28
Investment operations:
Net investment income(a)	.23		.54	.62	.71	.73	.73
Net realized and unrealized gain (loss)	.13		(.01)	.39	.74	(.21)	.66
Total from investment operations	.36		.53	1.01	1.45	.52	1.39
Distributions to shareholders from:
Net investment income	–		(.61)	(.65)	(.72)	(.72)	(.74)
Net realized gain	–		(.34)	(.26)	(.16)	(.09)	–
Total distributions	–		(.95)	(.91)	(.88)	(.81)	(.74)
Net asset value, end of period	$12.25		$11.89	$12.31	$12.21	$11.64	$11.93
Total Return(b)	3.03	%(c)	4.35%	8.17%	12.53%	4.38%	12.31%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.90%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.90%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.93%	.93%	.93%	.93%	.94%
Net investment income	1.90	%(c)	4.26%	4.89%	5.68%	5.92%	6.12%

Supplemental Data:
Net assets, end of period (000)	$974,805		$913,108	$861,130	$773,725	$625,954	$544,995
Portfolio turnover rate	69.08	%(c)	90.21%	49.59%	46.31%	33.43%	39.29%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

43

Notes to Financial Statements (unaudited)(continued)

values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

44

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

45

Notes to Financial Statements (unaudited)(continued)

(k)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2015, the Fund had the following unfunded loan commitment:

Security Name
Informatica Corp. Bridge Term Loan	$924,000
Rite Aid Corp. Bridge Term Loan	2,350,000

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

46

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

47

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$–	$45,882,170
Net long-term capital gains	–	21,841,927
Total distributions paid	$–	$67,724,097

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$956,364,659
Gross unrealized gain	28,421,143
Gross unrealized loss	(17,994,037)
Net unrealized security gain	$10,427,106

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, premium amortization and wash sales.

48

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$161,855,706	$527,180,077	$212,812,535	$440,012,779

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2015 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2015, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$212,689
Futures Contracts(2)	941,886	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$–	$195,354
Futures Contracts(2)	279,882	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current days variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

49

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2015, were as follows:

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$363,076
Futures Contracts	(172,200)	–
Net Change in Unrealized Appreciation/Depreciation)(2)
Forward Foreign Currency Exchange Contracts	$–	$(138,885)
Futures Contracts	609,768	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$12,441,636
Futures Contract(4)	435	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2015.
(1)	Statements of Operations location: Net realized gain on futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$212,689	$–	$212,689
Repurchase Agreement	14,857,631	–	14,857,631
Total	$15,070,320	$–	$15,070,320

50

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$44,843	$–	$–	$–	$44,843
Fixed Income Clearing Corp.	14,857,631	–	–	(14,857,631)	–
J.P. Morgan Chase	12,935	(12,935)	–	–	–
Morgan Stanley	154,911	(19,274)	–	–	135,637
Total	$15,070,320	$(32,209)	$–	$(14,857,631)	$180,480

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$195,354	$–	$195,354
Total	$195,354	$–	$195,354

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(b)
Barclays Bank plc	$19,638	$–	$–	$–	$19,638
Deutsche Bank AG	743	–	–	–	743
J.P. Morgan Chase	155,699	(12,935)	–	–	142,764
Morgan Stanley	19,274	(19,274)	–	–	–
Total	$195,354	$(32,209)	$–	$–	$163,145

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of June 30, 2015.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

51

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved,

52

Notes to Financial Statements (unaudited)(continued)

they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	13,011,421	15,093,734
Reinvestment of distributions	–	5,690,428
Shares reacquired	(10,247,050)	(13,921,574)
Increase	2,764,371	6,862,588

53

Notes to Financial Statements (unaudited)(concluded)

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

54

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

55

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LASFBD-3
LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Calibrated Dividend Growth Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$978.80	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	12.14%
Consumer Staples	19.26%
Energy	7.24%
Financials	5.67%
Health Care	10.63%
Industrials	19.20%
Information Technology	8.61%
Materials	6.29%
Telecommunications	4.79%
Utilities	5.84%
Repurchase Agreement	0.33%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.99%

Aerospace & Defense 5.67%
General Dynamics Corp.	8,000	$1,134
Lockheed Martin Corp.	10,092	1,876
Northrop Grumman Corp.	2,100	333
Raytheon Co.	3,600	344
United Technologies Corp.	23,400	2,596
Total		6,283

Air Freight & Logistics 1.95%
FedEx Corp.	12,665	2,158

Auto Components 0.93%
Johnson Controls, Inc.	20,900	1,035

Beverages 3.76%
Coca-Cola Co. (The)	37,968	1,490
PepsiCo, Inc.	28,724	2,681
Total		4,171

Capital Markets 1.68%
Franklin Resources, Inc.	23,678	1,161
T. Rowe Price Group, Inc.	9,000	699
Total		1,860

Chemicals 6.00%
Air Products & Chemicals, Inc.	1,900	260
Airgas, Inc.	2,200	233
Ecolab, Inc.	2,400	271
International Flavors & Fragrances, Inc.	1,400	153
Monsanto Co.	29,295	3,123
PPG Industries, Inc.	5,856	672
Sherwin-Williams Co. (The)	4,050	1,114
Valspar Corp. (The)	10,014	819
Total		6,645

Communications Equipment 2.78%
Harris Corp.	4,500	346
QUALCOMM, Inc.	43,657	2,734
Total		3,080
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 0.25%
Bemis Co., Inc.	6,200	$279

Diversified Telecommunication Services 4.76%
AT&T, Inc.	73,408	2,608
Verizon Communications, Inc.	57,100	2,661
Total		5,269

Electric: Utilities 3.48%
Edison International	19,600	1,089
NextEra Energy, Inc.	15,421	1,512
Westar Energy, Inc.	8,300	284
Xcel Energy, Inc.	30,200	972
Total		3,857

Electrical Equipment 0.43%
Emerson Electric Co.	8,611	477

Energy Equipment & Services 0.48%
Helmerich & Payne, Inc.	7,612	536

Food & Staples Retailing 6.99%
Costco Wholesale Corp.	7,600	1,027
CVS Health Corp.	27,800	2,916
Sysco Corp.	7,600	274
Wal-Mart Stores, Inc.	19,080	1,353
Walgreens Boots Alliance, Inc.	25,721	2,172
Total		7,742

Food Products 2.01%
Archer-Daniels-Midland Co.	19,400	935
Bunge Ltd.	10,829	951
General Mills, Inc.	6,100	340
Total		2,226

Gas Utilities 0.59%
AGL Resources, Inc.	2,400	112
UGI Corp.	15,600	537
Total		649

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 2.76%
Becton, Dickinson & Co.	4,400	$623
C.R. Bard, Inc.	4,288	732
Medtronic plc (Ireland)(a)	22,991	1,704
Total		3,059

Health Care Providers & Services 2.88%
AmerisourceBergen Corp.	10,600	1,127
Cardinal Health, Inc.	24,648	2,062
Total		3,189

Hotels, Restaurants & Leisure 2.26%
McDonald’s Corp.	21,474	2,042
Yum! Brands, Inc.	5,100	459
Total		2,501

Household Durables 0.11%
Leggett & Platt, Inc.	2,467	120

Household Products 3.59%
Colgate-Palmolive Co.	14,100	922
Kimberly-Clark Corp.	15,735	1,667
Procter & Gamble Co. (The)	17,800	1,393
Total		3,982

Industrial Conglomerates 3.64%
3M Co.	26,162	4,037

Information Technology Services 3.07%
Automatic Data Processing, Inc.	5,900	473
International Business
Machines Corp.	18,037	2,934
Total		3,407

Insurance 3.95%
ACE Ltd. (Switzerland)(a)	27,264	2,772
Aflac, Inc.	12,764	794
Assurant, Inc.	9,400	630
Hanover Insurance Group,
Inc. (The)	2,500	185
Total		4,381
		Fair
		Value
Investments	Shares	(000)
Leisure Products 1.15%
Hasbro, Inc.	16,968	$1,269

Machinery 4.09%
Caterpillar, Inc.	22,795	1,933
Parker-Hannifin Corp.	15,100	1,757
Stanley Black & Decker, Inc.	8,000	842
Total		4,532

Multi-Line Retail 1.22%
Target Corp.	16,500	1,347

Multi-Utilities 1.73%
Consolidated Edison, Inc.	14,200	822
SCANA Corp.	21,598	1,094
Total		1,916

Oil, Gas & Consumable Fuels 6.70%
Chevron Corp.	42,249	4,076
EOG Resources, Inc.	7,050	617
Occidental Petroleum Corp.	24,573	1,911
ONEOK, Inc.	20,800	821
Total		7,425

Pharmaceuticals 4.92%
AbbVie, Inc.	57,599	3,870
Johnson & Johnson	16,219	1,581
Total		5,451

Professional Services 1.01%
Robert Half International, Inc.	20,100	1,116

Road & Rail 2.00%
Norfolk Southern Corp.	19,012	1,661
Ryder System, Inc.	6,300	550
Total		2,211

Semiconductors & Semiconductor Equipment 1.72%
Microchip Technology, Inc.	40,266	1,910

Software 0.97%
Microsoft Corp.	24,400	1,077

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 5.11%
Best Buy Co., Inc.	41,300	$1,347
Gap, Inc. (The)	11,900	454
Lowe’s Cos., Inc.	57,625	3,859
Total		5,660

Textiles, Apparel & Luxury Goods 1.29%
NIKE, Inc. Class B	13,200	1,426

Tobacco 2.77%
Altria Group, Inc.	23,027	1,126
Reynolds American, Inc.	26,100	1,949
Total		3,075

Trading Companies & Distributors 0.29%
MSC Industrial Direct Co., Inc. Class A	2,000	140
W.W. Grainger, Inc.	750	177
Total		317
Total Common Stocks (cost $106,377,917)		109,675
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $370,000 of Federal National Mortgage Assoc. at 2.00% due 8/18/2015; value: $373,238; proceeds: $362,594 (cost $362,594)	$363	$363
Total Investments in Securities 99.32% (cost $106,740,511)		110,038
Other Assets in Excess of Liabilities(b) 0.68%		749
Net Assets 100.00%		$110,787

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2015

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
E-Mini S&P 500 Index	September 2015	8	Long	$821,760	$(2,534)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$109,675	$–	$–	$109,675
Repurchase Agreement	–	363	–	363
Total	$109,675	$363	$–	$110,038

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3)	–	–	(3)
Total	$(3)	$–	$–	$(3)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $106,740,511)	$110,037,868
Deposits with brokers for futures collateral	36,800
Receivables:
Investment securities sold	725,531
Dividends	199,912
Capital shares sold	71,661
From advisor (See Note 3)	37,754
Variation margin	1,911
Prepaid expenses and other assets	271,181
Total assets	111,382,618
LIABILITIES:
Payables:
Capital shares reacquired	412,723
Management fee	70,795
Investment securities purchased	26,039
Directors’ fees	16,677
Fund administration	3,776
Accrued expenses	65,858
Total liabilities	595,868
NET ASSETS	$110,786,750
COMPOSITION OF NET ASSETS:
Paid-in capital	$98,781,118
Undistributed net investment income	998,230
Accumulated net realized gain on investments and futures contracts	7,712,579
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	3,294,823
Net Assets	$110,786,750
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,277,376
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.22

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$1,492,014
Total investment income	1,492,014
Expenses:
Management fee	432,969
Non 12b-1 service fees	144,234
Shareholder servicing	65,648
Professional	25,083
Fund administration	23,092
Custody	12,897
Reports to shareholders	12,456
Directors’ fees	1,840
Other	3,956
Gross expenses	722,175
Expense reductions (See Note 9)	(53)
Management fee waived (See Note 3)	(231,424)
Net expenses	490,698
Net investment income	1,001,316
Net realized and unrealized gain (loss):
Net realized gain on investments	5,088,948
Net realized gain on futures contracts	36,980
Net change in unrealized appreciation/depreciation on investments	(8,547,985)
Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies	(26,531)
Net realized and unrealized loss	(3,448,588)
Net Decrease in Net Assets Resulting From Operations	$(2,447,272)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment income	$1,001,316	$1,979,350
Net realized gain on investments and futures contracts	5,125,928	15,878,785
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(8,574,516)	(4,826,818)
Net increase (decrease) in net assets resulting from operations	(2,447,272)	13,031,317
Distributions to shareholders from:
Net investment income	–	(1,968,083)
Net realized gain	–	(15,462,826)
Total distributions to shareholders	–	(17,430,909)
Capital share transactions (See Note 13):
Proceeds from sales of shares	9,099,364	14,254,398
Reinvestment of distributions	–	17,430,909
Cost of shares reacquired	(14,165,790)	(37,578,189)
Net decrease in net assets resulting from capital share transactions	(5,066,426)	(5,892,882)
Net decrease in net assets	(7,513,698)	(10,292,474)
NET ASSETS:
Beginning of period	$118,300,448	$128,592,922
End of period	$110,786,750	$118,300,448
Undistributed (distributions in excess of) net investment income	$998,230	$(3,086)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.55		$16.27	$14.22	$13.03	$13.39	$11.98
Investment operations:
Net investment income(a)	.13		.27	.26	.34	.35	.34
Net realized and unrealized gain (loss)	(.46)		1.60	3.68	1.29	(.33)	1.44
Total from investment operations	(.33)		1.87	3.94	1.63	.02	1.78
Distributions to shareholders from:
Net investment income	–		(.29)	(.28)	(.44)	(.38)	(.37)
Net realized gain	–		(2.30)	(1.61)	–	–	–
Total distributions	–		(2.59)	(1.89)	(.44)	(.38)	(.37)
Net asset value, end of period	$15.22		$15.55	$16.27	$14.22	$13.03	$13.39
Total Return(b)	(2.12	)%(c)	11.54%	27.93%	12.46%	.19%	14.77%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	.85%	.85%	1.07%	1.15%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.85%	.85%	1.07%	1.15%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.25%	1.27%	1.26%	1.23%	1.24%
Net investment income	.86	%(c)	1.63%	1.62%	2.42%	2.61%	2.76%

Supplemental Data:
Net assets, end of period (000)	$110,787		$118,300	$128,593	$110,603	$114,854	$124,392
Portfolio turnover rate	34.26	%(c)	79.31%	65.36%	116.38%	22.48%	35.78%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and futures contracts on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its

13

Notes to Financial Statements (unaudited)(continued)

instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .35% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .85%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended 6/30/2015 (unaudited)	Year Ended 12/31/2014
Distributions paid from:
Ordinary income	$–	$5,916,179
Net long-term capital gains	–	11,514,730
Total distributions paid	$–	$17,430,909

15

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$107,273,465
Gross unrealized gain	6,884,387
Gross unrealized loss	(4,119,984)
Net unrealized security gain	$2,764,403

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$39,106,029	$42,693,079

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2015 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2015, the Fund had futures contracts with unrealized depreciation of ($2,534), which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $36,980 and $27,357 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 8.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

16

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$362,594	$–	$362,594
Total	$362,594	$–	$362,594

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$362,594	$–	$–	$(362,594)	$–
Total	$362,594	$–	$–	$(362,594)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement

17

Notes to Financial Statements (unaudited)(concluded)

of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more establish companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Shares sold	582,331	847,562
Reinvestment of distributions	–	1,101,833
Shares reacquired	(911,249)	(2,245,672)
Decrease	(328,918)	(296,277)

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Calibrated Dividend Growth Portfolio	SFCS-PORT-3 (08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund — Classic Stock Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
1/1/15 –
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$ 1,000.00	$ 1,007.10	$ 4.73
Hypothetical (5% Return Before Expenses)	$ 1,000.00	$ 1,020.08	$ 4.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	9.09%
Consumer Staples	9.79%
Energy	7.83%
Financials	21.54%
Health Care	19.10%
Industrials	10.35%
Information Technology	16.71%
Materials	1.18%
Telecommunications	0.76%
Utilities	2.56%
Repurchase Agreement	1.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.20%

Aerospace & Defense 6.81%
B/E Aerospace, Inc.	12,361	$679
Honeywell International, Inc.	6,242	636
TransDigm Group, Inc.*	4,433	996
United Technologies Corp.	5,625	624
Total		2,935

Banks 8.54%
First Republic Bank	14,930	941
JPMorgan Chase & Co.	21,354	1,447
Signature Bank*	5,169	757
Zions Bancorporation	16,957	538
Total		3,683

Beverages 2.91%
PepsiCo, Inc.	13,446	1,255

Capital Markets 4.63%
Affiliated Managers Group, Inc.*	4,466	976
Greenhill & Co., Inc.	8,700	360
Morgan Stanley	17,016	660
Total		1,996

Consumer Finance 2.43%
Capital One Financial Corp.	11,901	1,047

Containers & Packaging 1.18%
Rock-Tenn Co. Class A	8,459	509

Diversified Telecommunication Services 0.76%
Verizon Communications, Inc.	7,070	329

Electric: Utilities 1.56%
NextEra Energy, Inc.	6,872	674

Electrical Equipment 1.25%
Eaton Corp. plc	8,011	541

Energy Equipment & Services 0.93%
Schlumberger Ltd.	4,653	401
		Fair
		Value
Investments	Shares	(000)
Food & Staples Retailing 2.82%
CVS Health Corp.	8,369	$878
Wal-Mart Stores, Inc.	4,794	340
Total		1,218

Food Products 2.38%
Mondelez International, Inc. Class A	24,910	1,025

Health Care Equipment & Supplies 1.51%
St. Jude Medical, Inc.	8,892	650

Health Care Providers & Services 6.57%
Cigna Corp.	2,649	429
Envision Healthcare Holdings, Inc.*	20,268	800
HCA Holdings, Inc.*	7,900	717
UnitedHealth Group, Inc.	7,272	887
Total		2,833

Hotels, Restaurants & Leisure 2.54%
Hyatt Hotels Corp. Class A*	5,225	296
Yum! Brands, Inc.	8,870	799
Total		1,095

Household Products 1.70%
Colgate-Palmolive Co.	11,237	735

Information Technology Services 2.12%
Vantiv, Inc. Class A*	23,910	913

Insurance 5.25%
Allstate Corp. (The)	9,210	598
Hartford Financial Services Group, Inc. (The)	28,055	1,166
Prudential Financial, Inc.	5,713	500
Total		2,264

Internet Software & Services 4.36%
Google, Inc. Class A*	1,695	915
Google, Inc. Class C*	1,286	669
Yahoo!, Inc.*	7,493	295
Total		1,879

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 1.01%
Quintiles Transnational Holdings, Inc.*	6,023	$437

Media 2.29%
Twenty-First Century Fox, Inc. Class A	9,577	312
Walt Disney Co. (The)	5,918	675
Total		987

Multi-Line Retail 2.88%
Kohl’s Corp.	11,325	709
Macy’s, Inc.	7,887	532
Total		1,241

Multi-Utilities 1.01%
PG&E Corp.	8,858	435

Oil, Gas & Consumable Fuels 6.92%
Chevron Corp.	9,765	942
EOG Resources, Inc.	6,787	594
Exxon Mobil Corp.	7,699	641
Hess Corp.	4,386	293
Occidental Petroleum Corp.	6,605	514
Total		2,984

Pharmaceuticals 10.07%
Allergan plc*	3,667	1,113
Bristol-Myers Squibb Co.	10,865	723
Eli Lilly & Co.	12,170	1,016
Pfizer, Inc.	44,403	1,489
Total		4,341

Real Estate Investment Trusts 0.75%
Vornado Realty Trust	3,400	323

Road & Rail 1.31%
Union Pacific Corp.	5,920	564

Semiconductors & Semiconductor Equipment 2.90%
Broadcom Corp. Class A	5,613	289
Intel Corp.	31,690	964
Total		1,253
		Fair
		Value
Investments	Shares	(000)
Software 0.46%
Oracle Corp.	4,879	$197

Specialty Retail 1.41%
AutoZone, Inc.*	911	607

Technology Hardware, Storage & Peripherals 6.92%
Apple, Inc.	17,656	2,215
EMC Corp.	29,152	769
Total		2,984

Trading Companies & Distributors 1.02%
W.W. Grainger, Inc.	1,851	438
Total Common Stocks (cost $36,472,842)		42,773

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.10%

Repurchase Agreement
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $485,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $485,000; proceeds: $472,709 (cost $472,709)	$473	473
Total Investments in Securities 100.30% (cost $36,945,551)		43,246
Liabilities in Excess of Other Assets (0.30)%		(129)
Net Assets 100.00%		$43,117

*	Non-income producing security.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$42,773	$–	$–	$42,773
Repurchase Agreement	–	473	–	473
Total	$42,773	$473	$–	$43,246

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $36,945,551)	$43,245,587
Receivables:
Dividends	33,979
From advisor (See Note 3)	11,594
Capital shares sold	3,590
Prepaid expenses	34
Total assets	43,294,784
LIABILITIES:
Payables:
Capital shares reacquired	75,899
Management fee	25,162
Directors’ fees	4,946
Fund administration	1,438
Accrued expenses	69,900
Total liabilities	177,345
NET ASSETS	$43,117,439
COMPOSITION OF NET ASSETS:
Paid-in capital	$32,904,688
Undistributed net investment income	135,313
Accumulated net realized gain on investments	3,777,402
Net unrealized appreciation on investments	6,300,036
Net Assets	$43,117,439
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,025,329
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.25

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$344,198
Total investment income	344,198
Expenses:
Management fee	150,245
Non 12b-1 service fees	53,649
Shareholder servicing	26,430
Professional	20,421
Reports to shareholders	8,795
Fund administration	8,586
Custody	3,006
Directors’ fees	668
Other	2,261
Gross expenses	274,061
Expense reductions (See Note 8)	(20)
Management fee waived (See Note 3)	(70,137)
Net expenses	203,904
Net investment income	140,294
Net realized and unrealized gain (loss):
Net realized gain on investments	2,462,901
Net change in unrealized appreciation/depreciation on investments	(2,291,710)
Net realized and unrealized gain	171,191
Net Increase in Net Assets Resulting From Operations	$311,485

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$140,294	$295,368
Net realized gain on investments	2,462,901	5,576,625
Net change in unrealized appreciation/depreciation on investments	(2,291,710)	(2,386,255)
Net increase in net assets resulting from operations	311,485	3,485,738
Distributions to shareholders from:
Net investment income	–	(298,168)
Net realized gain	–	(5,179,421)
Total distributions to shareholders	–	(5,477,589)
Capital share transactions (See Note 12):
Proceeds from sales of shares	3,863,435	9,366,146
Reinvestment of distributions	–	5,477,589
Cost of shares reacquired	(4,354,877)	(15,012,380)
Net decrease in net assets resulting from capital share transactions	(491,442)	(168,645)
Net decrease in net assets	(179,957)	(2,160,496)
NET ASSETS:
Beginning of period	$43,297,396	$45,457,892
End of period	$43,117,439	$43,297,396
Undistributed (distributions in excess of) net investment income	$135,313	$(4,981)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$14.15		$14.77	$12.77	$11.21	$12.30	$10.82
Investment operations:
Net investment income(a)	.05		.10	.14	.14	.09	.05
Net realized and unrealized gain (loss)	.05		1.25	3.64	1.55	(1.09)	1.48
Total from investment operations	.10		1.35	3.78	1.69	(1.00)	1.53
Distributions to shareholders from:
Net investment income	–		(.11)	(.15)	(.13)	(.09)	(.05)
Net realized gain	–		(1.86)	(1.63)	–	–	–
Total distributions	–		(1.97)	(1.78)	(.13)	(.09)	(.05)
Net asset value, end of period	$14.25		$14.15	$14.77	$12.77	$11.21	$12.30
Total Return(b)	.71	%(c)	9.14%	29.85%	15.09%	(8.15)%	14.12%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.95%	.95%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.95%	.95%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.30%	1.31%	1.32%	1.30%	1.31%
Net investment income	.32	%(c)	.68%	.95%	1.13%	.74%	.43%

Supplemental Data:
Net assets, end of period (000)	$43,117		$43,297	$45,458	$39,909	$32,856	$35,346
Portfolio turnover rate	33.54	%(c)	49.77%	42.01%	23.58%	27.01%	21.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

12

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .37% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .95%. This agreement may be terminated only upon the approval of the Board.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended 6/30/2015 (unaudited)	Year Ended 12/31/2014
Distributions paid from:
Ordinary income	$–	$296,057
Net long-term capital gains	–	5,181,532
Total distributions paid	$–	$5,477,589

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$37,074,751
Gross unrealized gain	6,840,483
Gross unrealized loss	(669,647)
Net unrealized security gain	$6,170,836

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$14,608,712	$14,157,131

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$472,709	$–	$472,709
Total	$472,709	$–	$472,709

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash		Securities
	in the Statement of	Financial	Collateral		Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a	)	Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$472,709	$–	$–		$(472,709)	$–
Total	$472,709	$–	$–		$(472,709)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

15

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

16

Notes to Financial Statements (unaudited)(concluded)

Due to its investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	272,861	612,850
Reinvestment of distributions	–	379,433
Shares reacquired	(307,803)	(1,010,256)
Decrease	(34,942)	(17,973)

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFCLASS-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,102.60	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	14.00%
Consumer Staples	0.75%
Energy	0.65%
Financials	8.16%
Health Care	27.18%
Industrials	5.52%
Information Technology	35.83%
Utilities	0.43%
Repurchase Agreement	7.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 95.55%

Aerospace & Defense 1.77%
Astronics Corp.*	4,202	$298
Hexcel Corp.	4,921	245
Total		543

Banks 2.97%
PrivateBancorp, Inc.	8,456	336
SVB Financial Group*	1,825	263
Western Alliance Bancorp*	9,210	311
Total		910

Biotechnology 13.97%
ACADIA Pharmaceuticals, Inc.*	5,754	241
Aduro Biotech, Inc.*	767	23
Agios Pharmaceuticals, Inc.*	1,241	138
Amicus Therapeutics, Inc.*	3,445	49
Anacor Pharmaceuticals, Inc.*	745	58
Bluebird Bio, Inc.*	2,333	393
Blueprint Medicines Corp.*	2,392	63
Celldex Therapeutics, Inc.*	10,285	259
Cepheid, Inc.*	6,926	424
Chimerix, Inc.*	1,577	73
Clovis Oncology, Inc.*	3,485	306
Dyax Corp.*	8,700	231
Foundation Medicine, Inc.*	3,410	115
Juno Therapeutics, Inc.*	2,853	152
Neurocrine Biosciences, Inc.*	3,381	161
PTC Therapeutics, Inc.*	1,123	54
Receptos, Inc.*	1,577	300
Sage Therapeutics, Inc.*	5,237	382
Spark Therapeutics, Inc.*	3,372	203
TESARO, Inc.*	5,061	298
Ultragenyx Pharmaceutical, Inc.*	3,499	358
Total		4,281
		Fair
		Value
Investments	Shares	(000)
Building Products 1.55%
Apogee Enterprises, Inc.	3,961	$208
Trex Co., Inc.*	5,395	267
Total		475

Capital Markets 3.51%
Janus Capital Group, Inc.	12,944	222
Noah Holdings Ltd. ADR*	4,495	136
Stifel Financial Corp.*	4,129	238
WisdomTree Investments, Inc.	21,803	479
Total		1,075

Commercial Services & Supplies 0.71%
US Ecology, Inc.	4,458	217

Communications Equipment 2.18%
Arista Networks, Inc.*	2,695	220
Infinera Corp.*	17,960	377
Ruckus Wireless, Inc.*	6,820	71
Total		668

Consumer Finance 0.00%
Springleaf Holdings, Inc.*	10	–	(a)

Diversified Consumer Services 2.51%
2U, Inc.*	14,072	453
LifeLock, Inc.*	19,196	315
Total		768

Diversified Financial Services 1.70%
MarketAxess Holdings, Inc.	5,619	521

Electronic Equipment, Instruments & Components 1.65%
Cognex Corp.	5,940	286
IPG Photonics Corp.*	2,576	219
Total		505

Food Products 0.77%
Hain Celestial Group, Inc. (The)*	3,607	238

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 5.37%
ABIOMED, Inc.*	4,693	$308
DexCom, Inc.*	3,000	240
Endologix, Inc.*	11,149	171
LDR Holding Corp.*	6,995	302
Nevro Corp.*	3,066	165
NxStage Medical, Inc.*	6,556	94
ZELTIQ Aesthetics, Inc.*	12,447	367
Total		1,647

Health Care Providers & Services 3.69%
Diplomat Pharmacy, Inc.*	9,098	407
ExamWorks Group, Inc.*	3,764	147
HealthEquity, Inc.*	2,674	86
Team Health Holdings, Inc.*	7,520	491
Total		1,131

Health Care Technology 2.73%
Evolent Health, Inc. Class A*	6,767	132
Medidata Solutions, Inc.*	5,429	295
Press Ganey Holdings, Inc.*	5,855	168
Veeva Systems, Inc. Class A*	8,644	242
Total		837

Hotels, Restaurants & Leisure 2.61%
Buffalo Wild Wings, Inc.*	983	154
Habit Restaurants, Inc. (The)
Class A*	3,215	101
La Quinta Holdings, Inc.*	13,171	301
Zoe’s Kitchen, Inc.*	5,947	243
Total		799

Independent Power and Renewable Electricity Producers 0.44%
Vivint Solar, Inc.*	11,123	135

Information Technology Services 3.82%
EPAM Systems, Inc.*	7,511	535
MAXIMUS, Inc.	7,232	475
Virtusa Corp.*	3,141	162
Total		1,172
		Fair
		Value
Investments	Shares	(000)
Internet & Catalog Retail 1.09%
Wayfair, Inc. Class A*	8,850	$333

Internet Software & Services 8.52%
Benefitfocus, Inc.*	7,263	318
Cimpress NV (Netherlands)*(b)	2,733	230
comScore, Inc.*	5,740	306
Criteo SA ADR*	7,963	380
Demandware, Inc.*	4,416	314
Gogo, Inc.*	22,237	477
GrubHub, Inc.*	8,580	292
Shopify, Inc. Class A (Canada)*(b)	110	4
Sohu.com, Inc. (China)*(b)	2,506	148
Youku Tudou, Inc. ADR*	5,768	141
Total		2,610

Leisure Products 0.49%
Brunswick Corp.	2,953	150

Life Sciences Tools & Services 0.30%
Charles River Laboratories
International, Inc.*	228	16
Fluidigm Corp.*	3,120	75
Total		91

Machinery 1.27%
Proto Labs, Inc.*	2,140	145
RBC Bearings, Inc.*	3,391	243
Total		388

Media 2.77%
IMAX Corp. (Canada)*(b)	11,372	458
Rentrak Corp.*	5,597	391
Total		849

Oil, Gas & Consumable Fuels 0.67%
GasLog Ltd. (Monaco)(b)	10,311	206

Pharmaceuticals 2.01%
Depomed, Inc.*	7,239	156
Intersect ENT, Inc.*	5,389	154
Prestige Brands Holdings, Inc.*	6,594	305
Total		615

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 7.12%
Ambarella, Inc.*	1,713	$176
Cavium, Inc.*	6,795	468
Cirrus Logic, Inc.*	6,481	220
Rambus, Inc.*	25,211	365
SunPower Corp.*	12,816	364
Synaptics, Inc.*	3,815	331
Tessera Technologies, Inc.	6,755	257
Total		2,181

Software 12.19%
Barracuda Networks, Inc.*	3,509	139
Cheetah Mobile, Inc. ADR*	2,537	73
CyberArk Software Ltd.
(Israel)*(b)	5,542	348
FireEye, Inc.*	7,567	370
Glu Mobile, Inc.*	35,249	219
Manhattan Associates, Inc.*	7,941	474
Materialise NV ADR*	3,719	34
Paycom Software, Inc.*	8,099	277
Paylocity Holding Corp.*	10,044	360
Proofpoint, Inc.*	5,133	327
Synchronoss Technologies, Inc.*	7,158	327
Tableau Software, Inc. Class A*	2,577	297
Ultimate Software Group, Inc. (The)*	1,678	276
Zendesk, Inc.*	9,698	215
Total		3,736

Specialty Retail 2.99%
Asbury Automotive Group, Inc.*	3,221	292
MarineMax, Inc.*	9,708	228
Restoration Hardware Holdings, Inc.*	4,051	396
Total		916
		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 1.53%
Cray, Inc.*	5,642	$167
Nimble Storage, Inc.*	10,740	301
Total		468

Textiles, Apparel & Luxury Goods 2.00%
G-III Apparel Group Ltd.*	5,497	387
Skechers U.S.A., Inc. Class A*	2,074	227
Total		614

Thrifts & Mortgage Finance 0.24%
Essent Group Ltd.*	2,756	75

Trading Companies & Distributors 0.41%
Air Lease Corp.	3,678	125
Total Common Stocks (cost $26,869,070)		29,279

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 7.72%

Repurchase Agreement 7.72%
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $2,415,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $2,415,000; proceeds: $2,366,349 (cost $2,366,349)	$2,366	2,366
Total Investments in Securities 103.27% (cost $29,235,419)		31,645
Liabilities in Excess of Other Assets (3.27)%		(1,003)
Net Assets 100.00%		$30,642

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$29,279	$–	$–	$29,279
Repurchase Agreement	–	2,366	–	2,366
Total	$29,279	$2,366	$–	$31,645

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $29,235,419)	$31,645,392
Receivables:
Investment securities sold	1,286,355
Capital shares sold	142,852
From advisor (See Note 3)	13,890
Dividends	267
Total assets	33,088,756
LIABILITIES:
Payables:
Investment securities purchased	2,369,761
Management fee	18,072
Fund administration	964
Directors’ fees	644
Capital shares reacquired	381
Accrued expenses	56,603
Total liabilities	2,446,425
NET ASSETS	$30,642,331
COMPOSITION OF NET ASSETS:
Paid-in capital	$27,293,607
Accumulated net investment loss	(52,509)
Accumulated net realized gain on investments	991,260
Net unrealized appreciation on investments	2,409,973
Net Assets	$30,642,331
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,136,268
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$26.97

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$55,461
Total investment income	55,461
Expenses:
Management fee	89,594
Non 12b-1 service fees	29,956
Custody	20,343
Professional	19,677
Shareholder servicing	14,182
Reports to shareholders	5,630
Fund administration	4,778
Directors’ fees	325
Other	1,637
Gross expenses	186,122
Expense reductions (See Note 8)	(11)
Management fee waived (See Note 3)	(78,599)
Net expenses	107,512
Net investment loss	(52,051)
Net realized and unrealized gain:
Net realized gain on investments	1,410,660
Net change in unrealized appreciation/depreciation on investments	974,686
Net realized and unrealized gain	2,385,346
Net Increase in Net Assets Resulting From Operations	$2,333,295

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment loss	$(52,051)	$(89,732)
Net realized gain (loss) on investments	1,410,660	(386,784)
Net change in unrealized appreciation/depreciation on investments	974,686	1,024,768
Net increase in net assets resulting from operations	2,333,295	548,252
Distributions to shareholders from:
Net realized gain	–	(99,000)
Capital share transactions (See Note 12):
Proceeds from sales of shares	13,865,285	19,404,903
Reinvestment of distributions	–	99,000
Cost of shares reacquired	(3,050,355)	(6,753,055)
Net increase in net assets resulting from capital share transactions	10,814,930	12,750,848
Net increase in net assets	13,148,225	13,200,100
NET ASSETS:
Beginning of period	$17,494,106	$4,294,006
End of period	$30,642,331	$17,494,106
Accumulated net investment loss	$(52,509)	$(458)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended						4/23/2010(a)
	6/30/2015		Year Ended 12/31				to
	(unaudited)		2014	2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$24.46		$23.74	$16.43	$15.68	$18.04	$15.00
Investment operations:
Net investment loss(b)							–	(c)
Net realized and unrealized loss							(.49)
Total from investment operations							(.49)
Net asset value on SEC Effective Date, 5/1/2010							$14.51
Investment operations:
Net investment loss(b)	(.06)		(.16)	(.16)	(.08)	(.14)	(.07)
Net realized and unrealized gain (loss)	2.57		1.03	9.44	1.98	(.25)	3.60
Total from investment operations	2.51		.87	9.28	1.90	(.39)	3.53
Distributions to shareholders from: Net realized gain	–		(.15)	(1.97)	(1.15)	(1.97)	–
Net asset value, end of period	$26.97		$24.46	$23.74	$16.43	$15.68	$18.04
Total Return(d)							20.27	%(e)(f)
Total Return(d)	10.26	%(e)	3.71%	56.68%	12.11%	(2.14)%	24.33	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(e)	.90%	.90%	.90%	.90%	.90	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(e)	.90%	.90%	.90%	.90%	.90	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(e)	2.02%	6.47%	26.16%	29.97%	40.95	%(h)
Net investment loss	(.22	)%(e)	(.68)%	(.72)%	(.48)%	(.76)%	(.72	)%(h)

Supplemental Data:
Net assets, end of period (000)	$30,642		$17,494	$4,294	$327	$235	$241
Portfolio turnover rate	87.84	%(e)	235.07%	245.36%	176.45%	173.40%	92.19%
(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing

13

Notes to Financial Statements (unaudited)(continued)

the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .09% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to

14

Notes to Financial Statements (unaudited)(continued)

.25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended 6/30/2015 (unaudited)	Year Ended 12/31/2014
Distributions paid from:
Ordinary income	$–	$97,449
Net long-term capital gains	–	1,551
Total distributions paid	$–	$99,000

As of December 31, 2014, the Fund had a capital loss carryforward of $31,096 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$29,611,069
Gross unrealized gain	2,651,666
Gross unrealized loss	(617,343)
Net unrealized security gain	$2,034,323

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$30,210,085	$20,174,716

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,366,349	$–	$2,366,349
Total	$2,366,349	$–	$2,366,349

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,366,349	$–	$–	$(2,366,349)	$–
Total	$2,366,349	$–	$–	$(2,366,349)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a

17

Notes to Financial Statements (unaudited)(concluded)

portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Shares sold	540,281	823,181
Reinvestment of distributions	–	4,414
Shares reacquired	(119,337)	(293,182)
Increase	420,944	534,413

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc.
	Developing Growth Portfolio	SFDG-PORT-3 (08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Fundamental Equity Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,005.90	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	7.05%
Consumer Staples	6.68%
Energy	11.54%
Financials	28.34%
Health Care	15.09%
Industrials	10.54%
Information Technology	11.18%
Materials	2.99%
Telecommunications	1.77%
Utilities	2.80%
Repurchase Agreement	2.02%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.74%

Aerospace & Defense 5.86%
General Dynamics Corp.	71,200	$10,088
TransDigm Group, Inc.*	36,400	8,178
United Technologies Corp.	41,890	4,647
Total		22,913

Auto Components 1.59%
Johnson Controls, Inc.	125,700	6,226

Banks 13.21%
Citigroup, Inc.	159,173	8,793
Citizens Financial Group, Inc.	254,265	6,944
East West Bancorp, Inc.	153,321	6,872
First Republic Bank	92,792	5,849
JPMorgan Chase & Co.	258,509	17,516
Signature Bank*	38,928	5,698
Total		51,672

Beverages 2.03%
PepsiCo, Inc.	85,100	7,943

Building Products 0.72%
USG Corp.*	101,700	2,826

Capital Markets 4.46%
Affiliated Managers
Group, Inc.*	35,700	7,804
Greenhill & Co., Inc.	94,816	3,919
TD Ameritrade Holding
Corp.	155,900	5,740
Total		17,463

Chemicals 2.99%
Dow Chemical Co. (The)	128,650	6,583
PPG Industries, Inc.	44,454	5,100
Total		11,683

Commercial Banks 0.50%
Comerica, Inc.	38,500	1,976

Commercial Services & Supplies 1.45%
ADT Corp. (The)	169,000	5,673
		Fair
		Value
Investments	Shares	(000)
Communications Equipment 2.27%
Cisco Systems, Inc.	323,500	$8,883

Consumer Finance 2.43%
Capital One Financial Corp.	107,957	9,497

Diversified Telecommunication Services 1.77%
AT&T, Inc.	111,569	3,963
Verizon Communications, Inc.	63,400	2,955
Total		6,918

Electric: Utilities 1.24%
NextEra Energy, Inc.	49,602	4,863

Electrical Equipment 0.85%
Emerson Electric Co.	59,815	3,316

Energy Equipment & Services 2.01%
Halliburton Co.	91,608	3,946
Schlumberger Ltd.	45,600	3,930
Total		7,876

Food Products 2.48%
Mondelez International, Inc.
Class A	236,013	9,710

Health Care Equipment & Supplies 1.56%
St. Jude Medical, Inc.	83,500	6,101

Health Care Providers & Services 3.68%
DaVita HealthCare
Partners, Inc.*	39,740	3,158
UnitedHealth Group, Inc.	92,307	11,262
Total		14,420

Hotels, Restaurants & Leisure 1.46%
Yum! Brands, Inc.	63,500	5,720

Household Products 2.15%
Colgate-Palmolive Co.	39,300	2,571
Procter & Gamble Co. (The)	74,854	5,856
Total		8,427

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 1.69%
Vantiv, Inc. Class A*	173,602	$6,630

Insurance 6.20%
Allstate Corp. (The)	89,234	5,789
American International Group, Inc.	150,940	9,331
Hartford Financial Services Group, Inc. (The)	219,652	9,131
Total		24,251

Internet Software & Services 1.55%
Google, Inc. Class A*	11,200	6,048

Life Sciences Tools & Services 1.02%
Thermo Fisher Scientific, Inc.	30,719	3,986

Machinery 1.04%
ITT Corp.	97,090	4,062

Media 2.54%
CBS Corp. Class B	70,700	3,924
Time Warner, Inc.	68,759	6,010
Total		9,934

Multi-Line Retail 1.44%
Kohl’s Corp.	89,800	5,622

Multi-Utilities 1.55%
Sempra Energy	61,346	6,070

Oil, Gas & Consumable Fuels 9.49%
Chevron Corp.	88,200	8,508
Devon Energy Corp.	92,500	5,503
Exxon Mobil Corp.	129,697	10,791
Marathon Oil Corp.	240,500	6,383
Occidental Petroleum Corp.	76,700	5,965
Total		37,150
		Fair
		Value
Investments	Shares	(000)
Pharmaceuticals 8.79%
Allergan plc*	22,897	$6,949
Eli Lilly & Co.	116,700	9,743
Johnson & Johnson	30,004	2,924
Pfizer, Inc.	441,100	14,790
Total		34,406

Real Estate Investment Trusts 1.47%
Simon Property Group, Inc.	16,700	2,889
Vornado Realty Trust	30,200	2,867
Total		5,756

Semiconductors & Semiconductor Equipment 3.05%
Broadcom Corp. Class A	37,100	1,910
Intel Corp.	329,422	10,020
Total		11,930

Software 1.07%
Activision Blizzard, Inc.	172,900	4,186

Technology Hardware, Storage & Peripherals 1.53%
EMC Corp.	226,297	5,972

Trading Companies & Distributors 0.60%
W.W. Grainger, Inc.	9,900	2,343
Total Common Stocks (cost $372,507,510)		382,452

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2015

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.01%

Repurchase Agreement
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $8,025,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $8,025,000; proceeds: $7,863,103 (cost $7,863,103)	$7,863	$7,863
Total Investments in Securities 99.75% (cost $380,370,613)		390,315
Other Assets in Excess of Liabilities 0.25%		974
Net Assets 100.00%		$391,289

*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$382,452	$–	$–	$382,452
Repurchase Agreement	–	7,863	–	7,863
Total	$382,452	$7,863	$–	$390,315

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $380,370,613)	$390,314,995
Receivables:
Investment securities sold	7,506,400
Dividends	435,909
Capital shares sold	112,040
From advisor (See Note 3)	11,073
Total assets	398,380,417
LIABILITIES:
Payables:
Investment securities purchased	6,200,133
Capital shares reacquired	268,984
Management fee	246,277
Directors’ fees	39,501
Fund administration	13,135
Accrued expenses	323,361
Total liabilities	7,091,391
NET ASSETS	$391,289,026
COMPOSITION OF NET ASSETS:
Paid-in capital	$349,723,779
Undistributed net investment income	1,506,989
Accumulated net realized gain on investments	30,113,876
Net unrealized appreciation on investments	9,944,382
Net Assets	$391,289,026
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	20,900,493
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.72

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$3,826,543
Total investment income	3,826,543
Expenses:
Management fee	1,487,356
Non 12b-1 service fees	495,395
Shareholder servicing	216,846
Fund administration	79,326
Reports to shareholders	24,663
Professional	22,269
Custody	9,002
Directors’ fees	6,365
Other	11,183
Gross expenses	2,352,405
Expense reductions (See Note 8)	(180)
Management fee waived (See Note 3)	(71,612)
Net expenses	2,280,613
Net investment income	1,545,930
Net realized and unrealized gain (loss):
Net realized gain on investments	23,548,058
Net change in unrealized appreciation/depreciation on investments	(23,234,585)
Net realized and unrealized gain	313,473
Net Increase in Net Assets Resulting From Operations	$1,859,403

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment income	$1,545,930	$1,940,865
Net realized gain on investments	23,548,058	75,715,467
Net change in unrealized appreciation/depreciation on investments	(23,234,585)	(49,950,574)
Net increase in net assets resulting from operations	1,859,403	27,705,758
Distributions to shareholders from:
Net investment income	–	(1,966,094)
Net realized gain	–	(77,502,636)
Total distributions to shareholders	–	(79,468,730)
Capital share transactions (See Note 12):
Proceeds from sales of shares	35,770,445	89,811,239
Reinvestment of distributions	–	79,468,730
Cost of shares reacquired	(89,200,757)	(139,865,361)
Net increase (decrease) in net assets resulting from capital share transactions	(53,430,312)	29,414,608
Net decrease in net assets	(51,570,909)	(22,348,364)
NET ASSETS:
Beginning of period	$442,859,935	$465,208,299
End of period	$391,289,026	$442,859,935
Undistributed (distributions in excess of) net investment income	$1,506,989	$(38,941)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$18.61		$21.03	$17.61	$16.26	$17.66	$14.88
Investment operations:
Net investment income(a)	.07		.09	.05	.10	.04	.05
Net realized and unrealized gain (loss)	.04		1.43	6.18	1.63	(.84)	2.78
Total from investment operations	.11		1.52	6.23	1.73	(.80)	2.83
Distributions to shareholders from:
Net investment income	–		(.10)	(.05)	(.10)	(.03)	(.05)
Net realized gain	–		(3.84)	(2.76)	(.28)	(.57)	–
Total distributions	–		(3.94)	(2.81)	(.38)	(.60)	(.05)
Net asset value, end of period	$18.72		$18.61	$21.03	$17.61	$16.26	$17.66
Total Return(b)	.59	%(c)	7.14%	35.76%	10.58%	(4.49)%	19.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.19%	1.18%	1.19%	1.20%	1.23%
Net investment income	.39	%(c)	.43%	.26%	.60%	.25%	.33%

Supplemental Data:
Net assets, end of period (000)	$391,289		$442,860	$465,208	$314,022	$246,471	$157,407
Portfolio turnover rate	68.39	%(c)	131.55%	86.75%	78.16%	55.92%	73.39%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

12

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below;

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .71% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended 6/30/2015 (unaudited)	Year Ended 12/31/2014
Distributions paid from:
Ordinary income	$ –	$19,387,907
Net long-term capital gains	–	60,080,823
Total distributions paid	$ –	$79,468,730

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$382,604,290
Gross unrealized gain	19,486,751
Gross unrealized loss	(11,776,046)
Net unrealized security gain	$7,710,705

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$266,411,671	$322,106,584

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011– 11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$7,863,103	$ –	$7,863,103
Total	$7,863,103	$ –	$7,863,103
		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,863,103	$ –	$ –	$(7,863,103)	$ –
Total	$7,863,103	$ –	$ –	$(7,863,103)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

15

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a

16

Notes to Financial Statements (unaudited)(concluded)

company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Shares sold	1,919,983	4,188,084
Reinvestment of distributions	–	4,181,209
Shares reacquired	(4,818,384)	(6,694,490)
Increase (decrease)	(2,898,401)	1,674,803

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3 (08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Growth and Income Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,006.80	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	6.91%
Consumer Staples	6.73%
Energy	11.34%
Financials	29.46%
Health Care	14.75%
Industrials	10.60%
Information Technology	10.71%
Materials	3.98%
Telecommunications	2.25%
Utilities	2.32%
Repurchase Agreement	0.95%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.00%

Aerospace & Defense 6.20%
General Dynamics Corp.	153,692	$21,777
TransDigm Group, Inc.*	74,500	16,738
United Technologies Corp.	108,307	12,014
Total		50,529

Auto Components 1.71%
Johnson Controls, Inc.	281,700	13,953

Banks 13.43%
Citigroup, Inc.	228,808	12,640
Citizens Financial Group, Inc.	533,292	14,564
East West Bancorp, Inc.	385,541	17,280
First Republic Bank	218,034	13,743
JPMorgan Chase & Co.	549,119	37,208
Signature Bank*	96,244	14,089
Total		109,524

Beverages 2.04%
PepsiCo, Inc.	178,400	16,652

Building Products 0.88%
USG Corp.*	259,320	7,206

Capital Markets 4.51%
Affiliated Managers
Group, Inc.*	75,000	16,395
Greenhill & Co., Inc.	224,400	9,274
TD Ameritrade Holding Corp.	302,116	11,124
Total		36,793

Chemicals 3.50%
Dow Chemical Co. (The)	247,531	12,666
PPG Industries, Inc.	138,162	15,850
Total		28,516

Commercial Services & Supplies 1.40%
ADT Corp. (The)	339,287	11,390
		Fair
		Value
Investments	Shares	(000)
Communications Equipment 1.99%
Cisco Systems, Inc.	591,520	$16,243

Consumer Finance 2.58%
Capital One Financial Corp.	238,912	21,017

Diversified Telecommunication Services 2.24%
AT&T, Inc.	341,548	12,132
Verizon Communications,Inc.	132,400	6,171
Total		18,303

Electric: Utilities 0.74%
NextEra Energy, Inc.	61,371	6,016

Electrical Equipment 0.72%
Emerson Electric Co.	105,771	5,863

Energy Equipment & Services 2.52%
Halliburton Co.	238,555	10,274
Schlumberger Ltd.	118,900	10,248
Total		20,522

Food Products 2.43%
Mondelez International, Inc. Class A	481,741	19,819

Health Care Equipment & Supplies 1.53%
St. Jude Medical, Inc.	170,969	12,493

Health Care Providers & Services 3.79%
DaVita HealthCare Partners, Inc.*	156,375	12,427
UnitedHealth Group, Inc.	151,259	18,454
Total		30,881

Hotels, Restaurants & Leisure 1.51%
Yum! Brands, Inc.	136,500	12,296

Household Products 2.26%
Colgate-Palmolive Co.	94,400	6,175
Procter & Gamble Co. (The)	156,238	12,224
Total		18,399

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 1.72%
Vantiv, Inc. Class A*	366,148	$13,983

Insurance 7.78%
Allstate Corp. (The)	187,372	12,155
American International Group, Inc.	286,251	17,696
Hartford Financial Services Group, Inc. (The)	460,785	19,155
Prudential Financial, Inc.	165,162	14,455
Total		63,461

Internet Software & Services 1.52%
Google, Inc. Class A*	22,900	12,367

Life Sciences Tools & Services 0.62%
Thermo Fisher Scientific, Inc.	38,942	5,053

Machinery 0.69%
ITT Corp.	135,261	5,659

Media 2.25%
CBS Corp. Class B	176,453	9,793
Time Warner, Inc.	98,056	8,571
Total		18,364

Multi-Line Retail 1.44%
Kohl’s Corp.	187,200	11,721

Multi-Utilities 1.58%
Sempra Energy	130,584	12,920

Oil, Gas & Consumable Fuels 8.82%
Chevron Corp.	184,900	17,837
Devon Energy Corp.	187,300	11,143
Exxon Mobil Corp.	222,900	18,545
Marathon Oil Corp.	513,900	13,639
Occidental Petroleum Corp.	138,100	10,740
Total		71,904
		Fair
		Value
Investments	Shares	(000)
Paper & Forest Products 0.48%
International Paper Co.	81,600	$3,883

Pharmaceuticals 8.80%
Allergan plc*	42,173	12,798
Eli Lilly & Co.	267,400	22,325
Johnson & Johnson	63,488	6,188
Pfizer, Inc.	907,500	30,428
Total		71,739

Real Estate Investment Trusts 1.13%
Simon Property Group, Inc.	27,100	4,689
Vornado Realty Trust	47,900	4,547
Total		9,236

Semiconductors & Semiconductor Equipment 2.45%
Intel Corp.	657,514	19,998

Software 1.48%
Activision Blizzard, Inc.	498,100	12,059

Technology Hardware, Storage & Peripherals 1.55%
EMC Corp.	477,900	12,612

Trading Companies & Distributors 0.71%
W.W. Grainger, Inc.	24,400	5,774
Total Common Stocks (cost $772,972,350)		807,148

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2015

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.95%

Repurchase Agreement
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $7,540,000 of Federal National Mortgage Assoc. at 5.00% due 3/15/2016; value: $7,898,535; proceeds: $7,739,682 (cost $7,739,682)	$7,740	$7,740
Total Investments in Securities 99.95% (cost $780,712,032)		814,888
Other Assets in Excess of Liabilities 0.05%		420
Net Assets 100.00%		$815,308

*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$807,148	$–	$–	$807,148
Repurchase Agreement	–	7,740	–	7,740
Total	$807,148	$7,740	$–	$814,888

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $780,712,032)	$814,888,136
Receivables:
Investment securities sold	13,790,887
Capital shares sold	2,269,019
Dividends	890,858
Prepaid expenses and other assets	177,854
Total assets	832,016,754
LIABILITIES:
Payables:
Investment securities purchased	13,605,117
Capital shares reacquired	1,819,359
Management fee	343,338
Directors’ fees	200,247
Fund administration	27,467
Accrued expenses	712,800
Total liabilities	16,708,328
NET ASSETS	$815,308,426
COMPOSITION OF NET ASSETS:
Paid-in capital	$740,967,335
Undistributed net investment income	4,116,855
Accumulated net realized gain on investments	36,048,132
Net unrealized appreciation on investments	34,176,104
Net Assets	$815,308,426
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	22,784,276
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$35.78

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$8,247,672
Total investment income	8,247,672
Expenses:
Management fee	2,110,236
Non 12b-1 service fees	1,054,271
Shareholder servicing	455,051
Fund administration	168,819
Reports to shareholders	60,585
Professional	27,808
Directors’ fees	13,642
Custody	8,736
Other	20,750
Gross expenses	3,919,898
Expense reductions (See Note 8)	(389)
Net expenses	3,919,509
Net investment income	4,328,163
Net realized and unrealized gain (loss):
Net realized gain on investments	41,389,234
Net change in unrealized appreciation/depreciation on investments	(39,667,235)
Net realized and unrealized gain	1,721,999
Net Increase in Net Assets Resulting From Operations	$6,050,162

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$4,328,163	$6,109,300
Net realized gain on investments	41,389,234	169,288,882
Net change in unrealized appreciation/depreciation on investments	(39,667,235)	(108,306,791)
Net increase in net assets resulting from operations	6,050,162	67,091,391
Distributions to shareholders from:
Net investment income	–	(6,132,100)
Capital share transactions (See Note 12):
Proceeds from sales of shares	13,569,808	16,161,766
Reinvestment of distributions	–	6,132,100
Cost of shares reacquired	(86,690,909)	(212,659,627)
Net decrease in net assets resulting from capital share transactions	(73,121,101)	(190,365,761)
Net decrease in net assets	(67,070,939)	(129,406,470)
NET ASSETS:
Beginning of period	$882,379,365	$1,011,785,835
End of period	$815,308,426	$882,379,365
Undistributed (distributions in excess of) net investment income	$4,116,855	$(211,308)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$35.54		$33.24	$24.59	$22.15	$23.77	$20.35
Investment operations:
Net investment income(a)	.18		.22	.16	.22	.16	.12
Net realized and unrealized gain (loss)	.06		2.33	8.66	2.46	(1.61)	3.42
Total from investment operations	.24		2.55	8.82	2.68	(1.45)	3.54
Distributions to shareholders from:
Net investment income	–		(.25)	(.17)	(.24)	(.17)	(.12)
Net asset value, end of period	$35.78		$35.54	$33.24	$24.59	$22.15	$23.77
Total Return(b)	.68	%(c)	7.65%	35.90%	12.09%	(6.08)%	17.41%
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(c)	.93%	.92%	.91%	.92%	.92%
Expenses, excluding expense reductions	.46	%(c)	.93%	.92%	.91%	.92%	.92%
Net investment income	.51	%(c)	.65%	.54%	.94%	.70%	.54%

Supplemental Data:
Net assets, end of period (000)	$815,308		$882,379	$1,011,786	$964,703	$993,595	$1,173,885
Portfolio turnover rate	53.41	%(c)	121.75%	87.90%	72.59%	70.69%	55.80%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

12

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2015, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other

13

Notes to Financial Statements (unaudited)(continued)

entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

Six Months Ended
6/30/2015		Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$–	$6,132,100
Total distributions paid	$–	$6,132,100

As of December 31, 2014, the Fund had a capital loss carryforward of $4,136,212 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and will be utilized before any pre-enactment losses.

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$781,916,922
Gross unrealized gain	61,247,407
Gross unrealized loss	(28,276,193)
Net unrealized security gain	$32,971,214

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$ 446,352,159	$521,790,071

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
Gross Amounts of		Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$7,739,682	$–	$7,739,682
Total	$7,739,682	$–	$7,739,682

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$7,739,682	$–	$–	$(7,739,682)	$–
Total	$7,739,682	$–	$–	$(7,739,682)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

15

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

16

Notes to Financial Statements (unaudited)(concluded)

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	381,799	474,291
Reinvestment of distributions	–	170,855
Shares reacquired	(2,427,091)	(6,256,074)
Decrease	(2,045,292)	(5,610,928)

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-3 (08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund — Growth Opportunities Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report
For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/15	6/30/15	1/1/15 – 6/30/15
Class VC
Actual	$1,000.00	$1,083.70	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	26.03%
Consumer Staples	5.86%
Energy	0.27%
Financials	8.00%
Health Care	16.85%
Industrials	16.81%
Information Technology	21.21%
Materials	2.96%
Telecommunications	0.67%
Repurchase Agreement	1.34%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 1.39%
B/E Aerospace, Inc.	16,905	$928
TransDigm Group, Inc.*	2,994	673
Total		1,601

Airlines 0.87%
United Continental Holdings, Inc.*	18,956	1,005

Automobiles 1.10%
Harley-Davidson, Inc.	22,453	1,265

Beverages 1.42%
Monster Beverage Corp.*	12,193	1,634

Biotechnology 2.47%
Alkermes plc (Ireland)*(a)	6,883	443
BioMarin Pharmaceutical, Inc.*	7,874	1,077
Bluebird Bio, Inc.*	600	101
Incyte Corp., Ltd.*	6,834	712
Medivation, Inc.*	4,534	518
Total		2,851

Building Products 2.01%
Fortune Brands Home & Security, Inc.	27,805	1,274
Lennox International, Inc.	9,718	1,047
Total		2,321

Capital Markets 3.16%
Affiliated Managers Group, Inc.*	7,807	1,707
Invesco Ltd.	13,866	520
TD Ameritrade Holding Corp.	38,444	1,415
Total		3,642

Chemicals 2.50%
Axalta Coating Systems Ltd.*	35,245	1,166
Huntsman Corp.	20,400	450
RPM International, Inc.	25,948	1,271
Total		2,887
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 2.20%
Stericycle, Inc.*	11,069	$1,482
Tyco International plc	27,247	1,049
Total		2,531

Communications Equipment 0.76%
F5 Networks, Inc.*	5,887	709
Palo Alto Networks, Inc.*	945	165
Total		874

Containers & Packaging 0.48%
Owens-Illinois, Inc.*	24,040	552

Distributors 1.78%
LKQ Corp.*	67,771	2,050

Diversified Financial Services 3.04%
Intercontinental Exchange, Inc.	6,775	1,515
Moody’s Corp.	18,480	1,995
Total		3,510

Electrical Equipment 2.11%
AMETEK, Inc.	24,191	1,325
Rockwell Automation, Inc.	8,880	1,107
Total		2,432

Electronic Equipment, Instruments & Components 1.47%
Amphenol Corp. Class A	21,315	1,235
Fitbit, Inc. Class A*	12,131	464
Total		1,699

Food & Staples Retailing 1.50%
Rite Aid Corp.*	88,438	738
Whole Foods Market, Inc.	25,115	991
Total		1,729

Food Products 1.71%
Hershey Co. (The)	10,485	931
Keurig Green Mountain, Inc.	1,505	115
Mead Johnson Nutrition Co.	10,283	928
Total		1,974

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.88%
Align Technology, Inc.*	21,908	$1,374
C.R. Bard, Inc.	5,864	1,001
Cooper Cos., Inc. (The)	5,749	1,023
IDEXX Laboratories, Inc.*	10,702	686
St. Jude Medical, Inc.	13,049	954
Zimmer Biomet Holdings, Inc.	5,390	589
Total		5,627

Health Care Providers & Services 3.80%
AmerisourceBergen Corp.	7,764	826
Centene Corp.*	12,186	980
Diplomat Pharmacy, Inc.*	12,795	572
Envision Healthcare Holdings, Inc.*	24,849	981
Universal Health Services, Inc. Class B	7,180	1,020
Total		4,379

Health Care Technology 1.30%
Cerner Corp.*	21,675	1,497

Hotels, Restaurants & Leisure 3.66%
Domino’s Pizza, Inc.	4,200	476
Dunkin’ Brands Group, Inc.	21,749	1,196
Hilton Worldwide Holdings, Inc.*	16,410	452
Norwegian Cruise Line Holdings Ltd.*	23,508	1,318
Starwood Hotels & Resorts Worldwide, Inc.	9,636	781
Total		4,223

Household Durables 1.03%
Tempur Sealy International, Inc.*	17,962	1,184

Household Products 0.41%
Church & Dwight Co., Inc.	5,779	469

Industrial Conglomerates 1.18%
Roper Technologies, Inc.	7,887	1,360
Investments	Shares	Fair Value (000)
Information Technology Services 4.60%
Alliance Data Systems Corp.*	4,281	$1,250
Booz Allen Hamilton Holding Corp.	17,900	452
Fiserv, Inc.*	18,187	1,506
FleetCor Technologies, Inc.*	6,086	950
Vantiv, Inc. Class A*	30,049	1,147
Total		5,305

Internet & Catalog Retail 2.35%
Expedia, Inc.	14,135	1,545
Netflix, Inc.*	1,770	1,163
Total		2,708

Internet Software & Services 4.34%
Akamai Technologies, Inc.*	21,886	1,528
GoDaddy, Inc. Class A*	8,780	247
LinkedIn Corp. Class A*	8,479	1,752
Rackspace Hosting, Inc.*	10,351	385
Twitter, Inc.*	30,281	1,097
Total		5,009

Leisure Products 1.42%
Hasbro, Inc.	21,891	1,637

Life Sciences Tools & Services 2.41%
Agilent Technologies, Inc.	15,818	610
Mettler-Toledo International, Inc.*	2,974	1,015
Quintiles Transnational Holdings, Inc.*	15,916	1,156
Total		2,781

Machinery 4.07%
IDEX Corp.	17,728	1,393
Ingersoll-Rand plc (Ireland)(a)	14,407	971
ITT Corp.	26,990	1,129
Middleby Corp. (The)*	10,672	1,198
Total		4,691

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Shares	Fair Value (000)
Multi-Line Retail 4.25%
Dollar General Corp.	30,174	$2,346
Dollar Tree, Inc.*	20,805	1,643
Nordstrom, Inc.	12,244	912
Total		4,901

Oil, Gas & Consumable Fuels 0.27%
Memorial Resource Development Corp.*	16,292	309

Personal Products 0.87%
Coty, Inc. Class A*	31,329	1,002

Pharmaceuticals 2.12%
Mallinckrodt plc*	8,436	993
Mylan NV*	8,490	576
Perrigo Co. plc (Ireland)(a)	4,749	878
Total		2,447

Professional Services 1.74%
Robert Half International, Inc.	22,887	1,270
Towers Watson & Co. Class A	5,859	737
Total		2,007

Real Estate Investment Trusts 0.59%
Crown Castle International Corp.	8,431	677

Real Estate Management & Development 1.28%
CBRE Group, Inc. Class A*	39,763	1,471

Road & Rail 1.13%
J.B. Hunt Transport
Services, Inc.	15,872	1,303

Semiconductors & Semiconductor Equipment 3.82%
Analog Devices, Inc.	14,372	923
Avago Technologies Ltd. (Singapore)(a)	10,661	1,417
Cavium, Inc.*	17,356	1,194
Lam Research Corp.	10,739	874
Total		4,408
Investments	Shares	Fair Value (000)
Software 6.38%
Activision Blizzard, Inc.	59,997	$1,452
Electronic Arts, Inc.*	17,505	1,164
FireEye, Inc.*	19,558	957
Mobileye NV (Israel)*(a)	5,982	318
Red Hat, Inc.*	18,197	1,382
ServiceNow, Inc.*	20,468	1,521
Tableau Software, Inc. Class A*	4,841	558
Total		7,352

Specialty Retail 7.59%
Advance Auto Parts, Inc.	3,645	581
AutoZone, Inc.*	3,049	2,033
Foot Locker, Inc.	8,800	590
L Brands, Inc.	10,831	929
Penske Automotive Group, Inc.	4,338	226
Tiffany & Co.	10,169	933
Tractor Supply Co.	19,301	1,736
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,187	1,728
Total		8,756

Textiles, Apparel & Luxury Goods 3.05%
Hanesbrands, Inc.	24,270	809
Ralph Lauren Corp.	2,768	366
Under Armour, Inc. Class A*	13,946	1,164
VF Corp.	16,912	1,179
Total		3,518

Trading Companies & Distributors 0.24%
Univar, Inc.*	10,708	279

Wireless Telecommunication Services 0.67%
SBA Communications Corp. Class A*	6,729	774
Total Common Stocks (cost $103,838,758)		114,631

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.35%

Repurchase Agreement
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $1,570,000 of Federal National Mortgage Assoc. at 2.00% due 8/18/2015; value: $1,583,738; proceeds: $1,552,316 (cost $1,552,316)	$1,552	$1,552
Total Investments in Securities 100.77% (cost $105,391,074)		116,183
Liabilities in Excess of Cash and Other Assets (0.77)%		(884)
Net Assets 100.00%		$115,299

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$114,631	$–	$–	$114,631
Repurchase Agreement	–	1,552	–	1,552
Total	$114,631	$1,552	$–	$116,183

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $105,391,074)	$116,182,901
Cash	4,136
Receivables:
Investment securities sold	4,883,786
Capital shares sold	109,950
Dividends	39,675
From advisor (See Note 3)	6,926
Total assets	121,227,374
LIABILITIES:
Payables:
Investment securities purchased	5,632,670
Management fee	76,529
Capital shares reacquired	53,685
Directors’ fees	14,397
Fund administration	3,826
Accrued expenses	146,862
Total liabilities	5,927,969
NET ASSETS	$115,299,405
COMPOSITION OF NET ASSETS:
Paid-in capital	$98,537,767
Accumulated net investment loss	(227,937)
Accumulated net realized gain on investments	6,197,748
Net unrealized appreciation on investments	10,791,827
Net Assets	$115,299,405
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	8,241,341
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.99

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$429,748
Total investment income	429,748
Expenses:
Management fee	428,602
Non 12b-1 service fees	134,220
Shareholder servicing	62,119
Professional	21,563
Fund administration	21,430
Reports to shareholders	12,089
Custody	4,954
Directors’ fees	1,572
Other	3,295
Gross expenses	689,844
Expense reductions (See Note 8)	(50)
Management fee waived (See Note 3)	(46,891)
Net expenses	642,903
Net investment loss	(213,155)
Net realized and unrealized gain:
Net realized gain on investments	6,834,620
Net change in unrealized appreciation/depreciation on investments	1,827,585
Net realized and unrealized gain	8,662,205
Net Increase in Net Assets Resulting From Operations	$8,449,050

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment loss	$(213,155)	$(260,267)
Net realized gain on investments	6,834,620	15,219,520
Net change in unrealized appreciation/depreciation on investments	1,827,585	(9,708,968)
Net increase in net assets resulting from operations	8,449,050	5,250,285
Distributions to shareholders from:
Net realized gain	–	(18,410,009)
Capital share transactions (See Note 12):
Proceeds from sales of shares	33,032,655	7,895,733
Reinvestment of distributions	–	18,410,009
Cost of shares reacquired	(13,416,392)	(24,155,503)
Net increase in net assets resulting from capital share transactions	19,616,263	2,150,239
Net increase (decrease) in net assets	28,065,313	(11,009,485)
NET ASSETS:
Beginning of period	$87,234,092	$98,243,577
End of period	$115,299,405	$87,234,092
Accumulated net investment loss	$(227,937)	$(14,782)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.91		$15.25	$13.19	$12.23	$17.58	$14.38
Investment operations:
Net investment loss(a)	(.03)		(.04)	(.08)	(.02)	(.07)	(.03)
Net realized and unrealized gain (loss)	1.11		.95	4.93	1.75	(1.64)	3.33
Total from investment operations	1.08		.91	4.85	1.73	(1.71)	3.30
Distributions to shareholders from:
Net realized gain	–		(3.25)	(2.79)	(.77)	(3.64)	(.10)
Net asset value, end of period	$13.99		$12.91	$15.25	$13.19	$12.23	$17.58
Total Return(b)	8.37	%(c)	6.07%	37.08%	14.10%	(10.05)%	22.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.32%	1.31%	1.31%	1.28%	1.26%
Net investment loss	(.20	)%(c)	(.28)%	(.49)%	(.12)%	(.43)%	(.21)%

Supplemental Data:
Net assets, end of period (000)	$115,299		$87,234	$98,244	$89,376	$89,416	$109,676
Portfolio turnover rate	41.49	%(c)	197.85%	120.75%	138.33%	116.06%	112.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing

13

Notes to Financial Statements (unaudited)(continued)

the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .71% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$–	$6,018,690
Net long-term capital gains	–	12,391,319
Total distributions paid	$–	$18,410,009

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$105,829,124
Gross unrealized gain	12,654,264
Gross unrealized loss	(2,300,487)
Net unrealized security gain	$10,353,777

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$62,689,609	$43,643,675

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$1,552,316	$–	$1,552,316
Total	$1,552,316	$–	$1,552,316

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,552,316	$–	$–	$(1,552,316)	$–
Total	$1,552,316	$–	$–	$(1,552,316)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

17

Notes to Financial Statements (unaudited)(concluded)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	2,456,192	518,033
Reinvestment of distributions	–	1,388,588
Shares reacquired	(971,498)	(1,591,534)
Increase	1,484,694	315,087

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded
or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by		LASFGO-3
LORD ABBETT DISTRIBUTOR LLC.	Growth Opportunities Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—International Core Equity Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Core Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/15	6/30/15	1/1/15 - 6/30/15
Class VC
Actual	$1,000.00	$1,038.20	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	13.23%
Consumer Staples	10.54%
Energy	5.48%
Financials	26.92%
Health Care	9.38%
Industrials	12.94%
Information Technology	7.52%
Materials	2.70%
Telecommunication Services	5.49%
Utilities	2.13%
Repurchase Agreement	3.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 95.44%

COMMON STOCKS 94.12%

Australia 2.38%

Banks 1.54%
National Australia Bank Ltd.	36,908	$949

Real Estate Investment Trusts 0.84%
Mirvac Group	363,258	518
Total Australia		1,467

Austria 1.49%

Diversified Telecommunication Services 0.83%
Telekom Austria AG	76,879	509

Machinery 0.66%
ANDRITZ AG	7,399	409
Total Austria		918

Canada 1.45%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	36,200	563
Seven Generations Energy Ltd. Class A*	25,200	329
Total Canada		892

China 3.40%

Automobiles 0.46%
Great Wall Motor Co., Ltd.
Class H	57,685	283

Internet Software & Services 1.45%
Baidu, Inc. ADR*	4,500	896

Real Estate Management & Development 1.49%
China Overseas Land &
Investment Ltd.	261,169	921
Total China		2,100
		U.S. $
		Fair Value
Investments	Shares	(000)
Denmark 0.48%

Diversified Telecommunication Services
TDC A/S	40,585	$298

France 8.56%

Aerospace & Defense 1.67%
Safran SA	13,109	888
Zodiac Aerospace	4,424	144
		1,032

Banks 1.20%
BNP Paribas SA	12,257	740

Food Products 1.52%
Danone SA	14,500	937

Insurance 1.27%
AXA SA	30,983	782

Life Sciences Tools & Services 0.44%
Genfit*	7,066	275

Oil, Gas & Consumable Fuels 1.27%
Total SA	16,083	781

Real Estate Investment Trusts 1.19%
Klepierre	16,768	738
Total France		5,285

Germany 7.06%

Automobiles 0.99%
Daimler AG Registered Shares	6,725	612

Diversified Financial Services 0.76%
Deutsche Boerse AG	5,674	470

Diversified Telecommunication Services 1.17%
Deutsche Telekom AG
Registered Shares	41,967	723

Health Care Providers & Services 1.64%
Fresenius SE & Co. KGaA	15,746	1,010

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Industrial Conglomerates 0.73%
Siemens AG Registered Shares	4,488	$452

Life Sciences Tools & Services 0.50%
MorphoSys AG*	4,267	306

Software 1.27%
SAP SE	11,200	782
Total Germany		4,355

Hong Kong 3.24%

Airlines 1.08%
Cathay Pacific Airways Ltd.	272,000	669

Electric: Utilities 0.49%
Cheung Kong Infrastructure
Holdings Ltd.	38,741	301

Hotels, Restaurants & Leisure 0.41%
SJM Holdings Ltd.	235,780	255

Real Estate Management & Development 1.26%
CK Hutchison Holdings Ltd.	52,800	776
Total Hong Kong		2,001

India 2.70%

Oil, Gas & Consumable Fuels 1.00%
Reliance Industries Ltd.	39,355	618

Thrifts & Mortgage Finance 1.70%
Indiabulls Housing Finance Ltd.	106,965	1,046
Total India		1,664

Indonesia 1.26%

Banks 0.58%
PT Bank Negara Indonesia (Persero) Tbk	900,017	358
		U.S. $
		Fair Value
Investments	Shares	(000)
Food Products 0.68%
PT Indofood Sukses
Makmur Tbk	854,300	$421
Total Indonesia		779

Italy 3.92%

Banks 0.86%
UniCredit SpA	79,162	532

Capital Markets 1.43%
Anima Holding SpA †	100,332	881

Gas Utilities 1.63%
Snam SpA	210,724	1,003
Total Italy		2,416

Japan 19.84%

Auto Components 1.22%
Stanley Electric Co., Ltd.	36,100	753

Automobiles 3.15%
Honda Motor Co., Ltd.	31,400	1,016
Toyota Motor Corp.	13,800	925
		1,941

Banks 2.13%
Sumitomo Mitsui Financial Group, Inc.	29,500	1,316

Chemicals 0.97%
Asahi Kasei Corp.	73,215	601

Diversified Financial Services 1.06%
ORIX Corp.	44,200	658

Electrical Equipment 1.08%
Nidec Corp.	8,900	666

Electronic Equipment, Instruments & Components 1.03%
Hitachi Ltd.	96,772	638

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Information Technology Services 2.34%
Obic Co., Ltd.	18,300	$816
SCSK Corp.	20,500	626
		1,442

Machinery 0.88%
NSK Ltd.	35,000	541

Pharmaceuticals 1.26%
Astellas Pharma, Inc.	54,500	777

Real Estate Management & Development 1.55%
Daiwa House Industry Co., Ltd.	41,000	956

Tobacco 0.72%
Japan Tobacco, Inc.	12,400	442

Trading Companies & Distributors 1.65%
Sumitomo Corp.	87,300	1,016

Wireless Telecommunication Services 0.80%
SoftBank Corp.	8,400	495
Total Japan		12,242

Mexico 0.51%

Real Estate Investment Trusts
Macquarie Mexico Real Estate
Management SA de CV*	226,820	313

Netherlands 6.08%

Beverages 2.20%
Heineken Holding NV	19,346	1,358

Construction & Engineering 0.98%
Arcadis NV	21,999	605

Insurance 1.18%
Aegon NV	98,799	726
		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 1.72%
Royal Dutch Shell plc
Class A ADR	18,600	$1,060
Total Netherlands		3,749

Norway 0.74%

Banks
DNB ASA	27,504	459

South Korea 2.28%

Technology Hardware, Storage & Peripherals 1.36%
Samsung Electronics Co., Ltd.	738	839

Wireless Telecommunication Services 0.92%
SK Telecom Co., Ltd.	2,533	568
Total South Korea		1,407

Spain 1.21%

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	23,176	746

Sweden 1.52%

Diversified Telecommunication Services 1.24%
TeliaSonera AB	129,633	763

Machinery 0.28%
Volvo AB Class B	14,200	176
Total Sweden		939

Switzerland 4.10%

Beverages 0.79%
Coca-Cola HBC AG*	22,700	488

Pharmaceuticals 3.31%
Novartis AG Registered Shares	11,003	1,084
Roche Holding AG	3,424	960
		2,044
Total Switzerland		2,532

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Thailand 0.51%

Banks
Bangkok Bank Public Co., Ltd.	59,870	$316

United Kingdom 20.26%

Airlines 0.69%
International Consolidated Airlines Group SA*	54,509	424

Banks 3.83%
Barclays plc	185,559	759
HSBC Holdings plc ADR	17,721	794
Lloyds Banking Group plc	606,722	813
		2,366

Beverages 1.95%
Diageo plc	15,750	456
SABMiller plc	14,400	747
		1,203

Capital Markets 0.86%
Jupiter Fund Management plc	75,700	530

Food Products 0.99%
Unilever plc	14,303	614

Household Durables 1.68%
Berkeley Group Holdings plc	19,669	1,034

Insurance 1.44%
Prudential plc	36,788	886

Media 3.53%
ITV plc	199,664	826
Pearson plc	31,516	597
WPP plc	33,702	755
		2,178
		U.S. $
		Fair Value
Investments	Shares	(000)
Metals & Mining 1.70%
Rio Tinto plc ADR	25,500	$1,051

Multi-Line Retail 0.34%
Debenhams plc	151,500	212

Pharmaceuticals 1.01%
AstraZeneca plc	9,880	624

Tobacco 1.59%
Imperial Tobacco Group plc	20,319	979

Trading Companies & Distributors 0.65%
Ashtead Group plc	23,235	401
Total United Kingdom		12,502

United States 1.13%

Health Care Equipment & Supplies ResMed, Inc.	12,400	699
Total Common Stocks (cost $57,995,429)		58,079

PREFERRED STOCK 1.32%

Germany

Automobiles
Volkswagen AG (cost $880,210)	3,529	818
Total Long-Term Investments (cost $58,875,639)		58,897

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2015

		U.S. $
	Principal Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.64%

Repurchase Agreement

Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $2,290,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $2,290,000; proceeds: $2,243,879 (cost $2,243,879)	$2,244	$2,244
Total Investments in Securities 99.08% (cost $61,119,518)		61,141
Foreign Cash and Other Assets in Excess of Liabilities 0.92%		567
Net Assets 100.00%		$61,708

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$58,079	$–	$–	$58,079
Preferred Stock	818	–	–	818
Repurchase Agreement	–	2,244	–	2,244
Total	$58,897	$2,244	$–	$61,141

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of June 30, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs. For the period ended June 30, 2015, the total securities transferred from Level 2 to Level 1 were $37,454,969.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $61,119,518)	$61,140,934
Foreign cash, at value (cost $37,663)	37,643
Receivables:
Investment securities sold	474,156
Dividends	146,844
Capital shares sold	27,404
From advisor (See Note 3)	26,790
Total assets	61,853,771
LIABILITIES:
Payables:
Management fee	38,680
Directors’ fees	2,449
Fund administration	2,063
Capital shares reacquired	9
Accrued expenses	102,306
Total liabilities	145,507
NET ASSETS	$61,708,264
COMPOSITION OF NET ASSETS:
Paid-in capital	$62,422,877
Undistributed net investment income	712,252
Accumulated net realized loss on investments and foreign currency related transactions	(1,445,990)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	19,125
Net Assets	$61,708,264
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,725,205
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.57

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends (net of foreign withholding taxes of $108,633)	$1,046,727
Total investment income	1,046,727

Expenses:
Management fee	221,274
Non 12b-1 service fees	73,826
Custody	49,604
Shareholder servicing	32,323
Professional	23,340
Fund administration	11,801
Reports to shareholders	9,207
Directors’ fees	874
Other	4,251
Gross expenses	426,500
Expense reductions (See Note 8)	(28)
Management fee waived (See Note 3)	(169,794)
Net expenses	256,678
Net investment income	790,049
Net realized and unrealized gain (loss):
Net realized loss on investments (net of foreign capital gains tax of $528)	(363,425)
Net realized loss on foreign currency related transactions	(72,713)
Net change in unrealized appreciation/depreciation on investments	1,620,210
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	4,002
Net realized and unrealized gain	1,188,074
Net Increase in Net Assets Resulting From Operations	$1,978,123

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$790,049	$633,977
Net realized gain (loss) on investments and foreign currency related transactions	(436,138)	238,081
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,624,212	(5,471,641)
Net increase (decrease) in net assets resulting from operations	1,978,123	(4,599,583)
Distributions to shareholders from:
Net investment income	–	(559,031)
Net realized gain	–	(1,551,273)
Total distributions to shareholders	–	(2,110,304)
Capital share transactions (See Note 12):
Proceeds from sales of shares	7,445,554	25,380,578
Reinvestment of distributions	–	2,110,304
Cost of shares reacquired	(344,366)	(74,895)
Net increase in net assets resulting from capital share transactions	7,101,188	27,415,987
Net increase in net assets	9,079,311	20,706,100
NET ASSETS:
Beginning of period	$52,628,953	$31,922,853
End of period	$61,708,264	$52,628,953
Undistributed (distributions in excess of) net investment income	$712,252	$(77,797)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months
	Ended						4/16/2010(a)
	6/30/2015		Year Ended 12/31				to
	(unaudited)		2014	2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$15.95		$18.38	$15.31	$13.48	$15.72	$15.00
Investment operations:
Net investment income(b)							.01
Net realized and unrealized loss							(.37)
Total from investment operations							(.36)
Net asset value on SEC Effective Date, 5/1/2010							$14.64
Investment operations:
Net investment income(b)	.22		.26	.22	.29	.24	.10
Net realized and unrealized gain (loss)	.40		(1.99)	3.32	1.75	(2.36)	1.04
Total from investment operations	.62		(1.73)	3.54	2.04	(2.12)	1.14
Distributions to shareholders from:
Net investment income	–		(.18)	(.24)	(.21)	(.12)	(.06)
Net realized gain	–		(.52)	(.23)	–	–	–
Total distributions	–		(.70)	(.47)	(.21)	(.12)	(.06)
Net asset value, end of period	$16.57		$15.95	$18.38	$15.31	$13.48	$15.72
Total Return(c)							5.20	%(d)(e)
Total Return(c)	3.82	%(d)	(9.47)%	23.16%	15.13%	(13.47)%	7.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.87%	.87%	.87	%(g)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.87%	.87%	.87	%(g)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(d)	1.59%	2.02%	3.81%	10.75%	63.34	%(g)
Net investment income	1.33	%(d)	1.49%	1.31%	2.03%	1.65%	1.02	%(g)

Supplemental Data:
Net assets, end of period (000)	$61,708		$52,629	$31,923	$9,945	$3,376	$585
Portfolio turnover rate	30.05	%(d)	57.80%	56.36%	78.47%	61.91%	50.25%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency related transactions on the Fund’s Statement of Operations.

14

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

15

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .17% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .87%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

16

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$–	$786,628
Net long-term capital gains	–	1,283,806
Return of capital	$–	39,870
Total distributions paid	$–	$2,110,304

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$61,425,507
Gross unrealized gain	3,337,927
Gross unrealized loss	(3,622,500)
Net unrealized security loss	$(284,573)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$24,481,949	$16,868,228

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of

17

Notes to Financial Statements (unaudited)(continued)

financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$2,243,879	$–	$2,243,879
Total	$2,243,879	$–	$2,243,879

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,243,879	$–	$–	$(2,243,879)	$–
Total	$2,243,879	$–	$–	$(2,243,879)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

18

Notes to Financial Statements (unaudited)(concluded)

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	446,180	1,437,492
Reinvestment of distributions	–	128,784
Shares reacquired	(20,372)	(4,133)
Increase	425,808	1,562,143

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by	Lord Abbett Series Fund, Inc.
LORD ABBETT DISTRIBUTOR LLC.
SFICE-3
	International Core Equity Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund–International Opportunities Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund – International Opportunities
Portfolio Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – International Opportunities Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/15	6/30/15	1/1/15 - 6/30/15
Class VC
Actual	$1,000.00	$1,132.60	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	21.35%
Consumer Staples	6.38%
Energy	3.01%
Financials	22.70%
Health Care	2.97%
Industrials	24.12%
Information Technology	11.40%
Materials	4.37%
Telecommunications	1.20%
Utilities	2.06%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 100.66%

COMMON STOCKS 99.83%

Australia 5.30%

Commercial Services & Supplies 1.23%
Spotless Group Holdings Ltd.	431,264	$695

Food Products 0.73%
Select Harvests Ltd.	48,532	412

Hotels, Restaurants & Leisure 1.14%
Mantra Group Ltd.	244,829	646

Multi-Utilities 0.99%
DUET Group	312,734	557

Real Estate Investment Trusts 1.21%
Charter Hall Group	195,447	682
Total Australia		2,992

Austria 0.63%

Semiconductors & Semiconductor Equipment
ams AG	8,087	354

Canada 4.69%

Auto Components 1.30%
Linamar Corp.	11,268	732

Metals & Mining 0.53%
HudBay Minerals, Inc.	35,802	298

Oil, Gas & Consumable Fuels 1.76%
Bankers Petroleum Ltd.*	152,779	379
Vermilion Energy, Inc.	4,700	203
Whitecap Resources, Inc.	38,900	411
		993

Paper & Forest Products 1.10%
Interfor Corp.*	37,800	620
Total Canada		2,643
		U.S. $
		Fair Value
Investments	Shares	(000)
China 1.68%

Electronic Equipment, Instruments & Components 0.22%
Cowell e Holdings, Inc.*	135,225	$125

Energy Equipment & Services 0.35%
Hilong Holding Ltd.	679,600	197

Machinery 0.60%
Sinotruk Hong Kong Ltd.	564,300	341

Oil, Gas & Consumable Fuels 0.51%
China Suntien Green Energy Corp., Ltd. Class H	1,343,000	287
Total China		950

Finland 1.30%

Leisure Product
Amer Sports OYJ	27,514	733

France 2.80%

Commercial Services & Supplies 1.34%
Elior Participations SCA +	37,837	758

Information Technology Services 1.09%
Altran Technologies SA	56,999	612

Life Sciences Tools & Services 0.37%
Genfit*	5,356	208
Total France		1,578

Germany 4.81%

Internet Software & Services 0.94%
XING AG	3,226	529

Life Sciences Tools & Services 0.92%
Gerresheimer AG	3,049	190
MorphoSys AG*	4,629	332
		522

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Machinery 1.70%
Deutz AG	102,777	$589
DMG MORI AG	10,217	369
		958

Real Estate Management & Development 1.25%
Patrizia Immobilien AG*	28,804	704
Total Germany		2,713

Hong Kong 2.96%

Capital Markets 0.78%
Sun Hung Kai & Co., Ltd.	488,055	438

Communications Equipment 0.77%
VTech Holdings Ltd.	32,500	431

Diversified Telecommunication Services 0.42%
HKBN Ltd.*	229,380	239

Household Durables 0.99%
Techtronic Industries Co., Ltd.	170,500	559
Total Hong Kong		1,667

India 3.81%

Real Estate Management & Development 1.18%
Housing Development & Infrastructure Ltd.*	243,554	352
Oberoi Realty Ltd.	73,382	314
		666

Thrifts & Mortgage Finance 2.63%
Indiabulls Housing Finance Ltd.	151,780	1,483
Total India		2,149

Indonesia 1.52%

Banks 1.13%
Bank Tabungan Negara
Persero Tbk PT	7,147,396	638
		U.S. $
		Fair Value
Investments	Shares	(000)
Consumer Finance 0.39%
PT Clipan Finance
Indonesia Tbk*	8,129,400	$220
Total Indonesia		858

Ireland 3.21%

Health Care Providers & Services 1.71%
UDG Healthcare plc	125,418	964

Household Durables 1.50%
Cairn Homes plc*	695,100	847

Israel 1.53%

Chemicals
Frutarom Industries Ltd.	20,635	866

Italy 5.87%

Banks 0.49%
Banca Popolare di Milano Scarl	264,762	279

Beverages 1.24%
Davide Campari-Milano SpA	91,600	697

Capital Markets 1.82%
Anima Holding SpA +	116,846	1,027

Communications Equipment 0.67%
Telit Communications plc*	83,176	378

Textiles, Apparel & Luxury Goods 1.65%
Brunello Cucinelli SpA	17,157	321
Moncler SpA	32,749	607
		928
Total Italy		3,309

Japan 21.22%

Auto Components 0.98%
Toyo Tire & Rubber Co., Ltd.	26,300	556

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Construction & Engineering 2.51%
Maeda Road Construction Co., Ltd.	45,000	$829
SHO-BOND Holdings Co., Ltd.	14,100	589
		1,418

Diversified Financial Services 1.30%
Century Tokyo Leasing Corp.	22,600	731

Electronic Equipment, Instruments & Components 1.04%
Hitachi High-Technologies Corp. 20,800		586

Food & Staples Retailing 1.33%
Sundrug Co., Ltd.	12,600	751

Hotels, Restaurants & Leisure 1.07%
St. Marc Holdings Co., Ltd.	18,400	606

Household Durables 2.60%
Haseko Corp.	72,700	858
Iida Group Holdings Co., Ltd.	38,400	612
		1,470

Information Technology Services 3.32%
NS Solutions Corp.	12,400	410
Obic Co., Ltd.	14,200	634
SCSK Corp.	27,100	827
		1,871

Machinery 2.49%
CKD Corp.	60,400	693
Nabtesco Corp.	9,300	233
Takeuchi Manufacturing Co. Ltd.	8,300	476
		1,402

Personal Products 0.94%
Kobayashi Pharmaceutical Co., Ltd.	7,800	530
		U.S. $
		Fair Value
Investments	Shares	(000)
Professional Services 0.79%
Temp Holdings Co., Ltd.	12,300	$444

Real Estate Management & Development 1.01%
Hulic Co., Ltd.	64,400	571

Software 0.30%
NSD Co., Ltd.	12,650	167

Specialty Retail 0.75%
Komehyo Co., Ltd.	13,700	423

Wireless Telecommunication Services 0.79%
Okinawa Cellular Telephone Co.	15,200	444
Total Japan		11,970

Luxembourg 1.98%

Machinery 0.78%
Stabilus SA*	10,400	444

Real Estate Management & Development 1.20%
Grand City Properties SA	38,934	676

Netherlands 3.82%

Construction & Engineering 1.67%
Arcadis NV	34,241	942

Machinery 1.01%
Aalberts Industries NV	19,238	571

Professional Services 1.14%
USG People NV	43,353	643
Total Netherlands		2,156

New Zealand 1.58%

Airlines
Air New Zealand Ltd.	516,551	893

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Philippines 1.75%

Banks 0.86%
Rizal Commercial Banking Corp.	544,040	$484

Real Estate Management & Development 0.89%
Filinvest Land, Inc.	12,180,500	502
Total Philippines		986

Portugal 1.10%

Multi-Utilities
REN–Redes Energeticas
Nacionais SGPS SA	221,132	619

Spain 2.89%

Food Products 1.06%
Ebro Foods SA	30,744	595

Real Estate Investment Trusts 0.99%
Merlin Properties Socimi SA*	45,900	561

Real Estate Management & Development 0.84%
Hispania Activos
Inmobiliarios SAU*	32,400	475

Sweden 2.71%

Commercial Services & Supplies 1.55%
Loomis AB Class B	31,102	872

Food & Staples Retailing 1.16%
Axfood AB	41,060	656
Total Sweden		1,528

Switzerland 3.41%

Capital Markets 0.82%
EFG International AG*	32,659	463

Commercial Services & Supplies 0.69%
Gategroup Holding AG*	12,200	385
		U.S. $
		Fair Value
Investments	Shares	(000)
Communications Equipment 0.26%
Ascom Holding AG Registered Shares	8,381	$148

Household Durables 1.64%
Forbo Holding AG Registered Shares*	778	925
Total Switzerland		1,921

Taiwan 1.08%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	92,800	313
Casetek Holdings Ltd.	47,800	296
		609

United Kingdom 18.18%

Capital Markets 2.34%
Ashmore Group plc	179,076	814
Jupiter Fund Management plc	72,569	508
		1,322

Chemicals 1.26%
Essentra plc	45,525	710

Diversified Financial Services 1.82%
Arrow Global Group plc	246,467	1,024

Household Durables 1.70%
Berkeley Group Holdings plc	10,076	530
DFS Furniture plc*	99,701	428
		958

Information Technology Services 1.11%
Innovation Group plc	1,283,875	625

Machinery 0.74%
Bodycote plc	39,500	418

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Multi-Line Retail 3.44%
B&M European Value Retail SA	137,075	$739
Debenhams plc	514,052	721
Poundland Group plc	94,333	479
		1,939

Oil, Gas & Consumable Fuels 0.42%
Genel Energy plc*	29,800	237

Professional Services 3.28%
Exova Group plc	164,187	448
Hays plc	268,545	689
Michael Page International plc	83,205	713
		1,850

Software 0.11%
Tungsten Corp. plc*	62,476	64

Specialty Retail 0.86%
Howden Joinery Group plc	59,628	485

Textiles, Apparel & Luxury Goods 0.65%
Jimmy Choo plc*	148,803	367

Trading Companies & Distributors 0.45%
HSS Hire Group plc*+	121,028	256
Total United Kingdom		10,255
Total Common Stocks (cost $50,776,406)		56,311
		U.S. $
		Fair Value
Investments	Shares	(000)
PREFERRED STOCK 0.83%

Germany
Machinery
Jungheinrich AG (cost $478,449)	6,859	$465
Total Long-Term Investments (cost $51,254,855)		56,776

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $245,000 of Federal National Mortgage Assoc. at 5.00% due 3/15/2016; value: $256,650; proceeds: $250,062 (cost $250,062)	$250	250
Total Investments in Securities 101.10% (cost $51,504,917)		57,026
Liabilities in Excess of Foreign Cash and Other Assets (1.10)%		(621)
Net Assets 100.00%		$56,405

*	Non-income producing security.

+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$56,311	$–	$–	$56,311
Preferred Stock	465	–	–	465
Repurchase Agreement	–	250	–	250
Total	$56,776	$250	$–	$57,026

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of June 30, 2015, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for all foreign securities. As of December 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)), which resulted in Level 2 inputs. For the six months ended June 30, 2015, the total securities transferred from Level 2 to Level 1 amounted to $31,314,918.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $51,504,917)	$57,025,794
Foreign cash, at value (cost $588,848)	591,138
Receivables:
Investment securities sold	815,657
Dividends	128,147
From advisor (See Note 3)	11,246
Capital shares sold	5,385
Prepaid expenses	5
Total assets	58,577,372
LIABILITIES:
Payables:
Capital shares reacquired	1,487,409
Investment securities purchased	521,897
Management fee	36,470
Directors’ fees	6,800
Fund administration	1,945
Accrued expenses	117,877
Total liabilities	2,172,398
NET ASSETS	$56,404,974
COMPOSITION OF NET ASSETS:
Paid-in capital	$48,298,576
Undistributed net investment income	176,027
Accumulated net realized gain on investments and foreign currency related transactions	2,407,741
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,522,630
Net Assets	$56,404,974
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,168,358
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.14

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends (net of foreign withholding taxes of $80,445)	$641,195
Total investment income	641,195
Expenses:
Management fee	202,948
Non 12b-1 service fees	67,734
Shareholder servicing	41,114
Custody	30,638
Professional	26,609
Fund administration	10,824
Reports to shareholders	10,756
Directors’ fees	807
Other	5,940
Gross expenses	397,370
Expense reductions (See Note 8)	(25)
Management fee waived (See Note 3)	(72,629)
Net expenses	324,716
Net investment income	316,479
Net realized and unrealized gain:
Net realized gain on investments	2,216,125
Net realized gain on foreign currency related transactions	11,602
Net change in unrealized appreciation/depreciation on investments	3,880,025
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	7,477
Net realized and unrealized gain	6,115,229
Net Increase in Net Assets Resulting From Operations	$6,431,708

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$316,479	$481,134
Net realized gain on investments and foreign currency related transactions	2,227,727	6,008,672
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,887,502	(9,445,428)
Net increase (decrease) in net assets resulting from operations	6,431,708	(2,955,622)
Distributions to shareholders from:
Net investment income	–	(682,549)
Net realized gain	–	(7,015,810)
Total distributions to shareholders	–	(7,698,359)
Capital share transactions (See Note 12):
Proceeds from sales of shares	15,921,798	8,230,559
Reinvestment of distributions	–	7,698,359
Cost of shares reacquired	(14,456,238)	(13,833,866)
Net increase in net assets resulting from capital share transactions	1,465,560	2,095,052
Net increase (decrease) in net assets	7,897,268	(8,558,929)
NET ASSETS:
Beginning of period	$48,507,706	$57,066,635
End of period	$56,404,974	$48,507,706
Undistributed (distributions in excess of) net investment income	$176,027	$(140,452)

12	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.07		$10.08	$8.48	$7.30	$8.76	$7.28
Investment operations:
Net investment income(a)	.05		.09	.09	.12	.09	.07
Net realized and unrealized gain (loss)	1.02		(.64)	2.56	1.37	(1.47)	1.47
Total from investment operations	1.07		(.55)	2.65	1.49	(1.38)	1.54
Distributions to shareholders from:
Net investment income	–		(.13)	(.19)	(.17)	(.08)	(.06)
Net realized gain	–		(1.33)	(.86)	(.14)	–	–
Total distributions	–		(1.46)	(1.05)	(.31)	(.08)	(.06)
Net asset value, end of period	$9.14		$8.07	$10.08	$8.48	$7.30	$8.76
Total Return(b)	13.26	%(c)	(5.76)%	31.70%	20.38%	(15.72)%	21.22%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.49%	1.44%	1.42%	1.51%	1.41%
Net investment income	.58	%(c)	.90%	.93%	1.44%	1.03%	.88%

Supplemental Data:
Net assets, end of period (000)	$56,405		$48,508	$57,067	$49,131	$42,917	$52,631
Portfolio turnover rate	39.77	%(c)	64.58%	89.28%	100.44%	99.73%	86.71%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on foreign currency related transactions on the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .48% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$–	$3,300,644
Net long-term capital gains	–	4,397,715
Total distributions paid	$–	$7,698,359

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$51,736,655
Gross unrealized gain	7,845,248
Gross unrealized loss	(2,556,109)
Net unrealized security gain	$5,289,139

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$24,859,871	$21,034,679

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$250,062	$–	$250,062
Total	$250,062	$–	$250,062

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$250,062	$–	$–	$(250,062)	$–
Total	$250,062	$–	$–	$(250,062)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(concluded)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	1,796,351	848,453
Reinvestment of distributions	–	912,041
Shares reacquired	(1,639,456)	(1,411,340)
Increase	156,895	349,154

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFIO-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	International Opportunities Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
4	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/15	6/30/15	1/1/15 – 6/30/15
Class VC
Actual	$1,000.00	$1,020.40	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	10.78%
Consumer Staples	3.38%
Energy	7.56%
Financials	34.56%
Health Care	10.02%
Industrials	9.26%
Information Technology	9.75%
Materials	5.55%
Utilities	8.31%
Repurchase Agreement	0.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.06%

Aerospace & Defense 2.31%
Orbital ATK, Inc.	60,654	$4,450
Triumph Group, Inc.	71,449	4,715
Total		9,165

Banks 8.57%
CIT Group, Inc.	121,200	5,635
Citizens Financial Group, Inc.	241,000	6,582
East West Bancorp, Inc.	93,100	4,173
Fifth Third Bancorp	290,800	6,054
First Republic Bank	65,800	4,147
M&T Bank Corp.	58,900	7,358
Total		33,949

Beverages 0.90%
Molson Coors Brewing Co. Class B	50,956	3,557

Building Products 0.98%
Armstrong World Industries, Inc.*	72,700	3,873

Capital Markets 3.69%
Affiliated Managers Group, Inc.*	17,900	3,913
Greenhill & Co., Inc.	74,800	3,091
Invesco Ltd.	203,200	7,618
Total		14,622

Chemicals 2.05%
Albemarle Corp.	80,600	4,455
Huntsman Corp.	166,641	3,678
Total		8,133

Communications Equipment 3.80%
Harris Corp.	62,642	4,818
Juniper Networks, Inc.	239,600	6,222
Motorola Solutions, Inc.	70,000	4,014
Total		15,054

Containers & Packaging 1.63%
Rock-Tenn Co. Class A	107,500	6,472
		Fair
		Value
Investments	Shares	(000)
Electric: Utilities 6.97%
Edison International	122,200	$6,792
Great Plains Energy, Inc.	178,600	4,315
ITC Holdings Corp.	124,600	4,010
Portland General Electric Co.	187,800	6,227
PPL Corp.	213,500	6,292
Total		27,636

Energy Equipment & Services 1.85%
Helmerich & Payne, Inc.	54,728	3,854
Superior Energy Services, Inc.	164,500	3,461
Total		7,315

Food Products 2.48%
Pinnacle Foods, Inc.	118,462	5,395
Tyson Foods, Inc. Class A	104,300	4,446
Total		9,841

Health Care Equipment & Supplies 2.51%
Alere, Inc.*	92,200	4,864
St. Jude Medical, Inc.	69,700	5,093
Total		9,957

Health Care Providers & Services 3.61%
Cardinal Health, Inc.	49,567	4,146
Cigna Corp.	36,300	5,881
Universal Health Services, Inc. Class B	30,200	4,291
Total		14,318

Hotels, Restaurants & Leisure 2.72%
MGM Resorts International*	200,100	3,652
Wyndham Worldwide Corp.	86,900	7,118
Total		10,770

Household Durables 4.34%
Jarden Corp.*	116,400	6,024
Lennar Corp. Class A	76,500	3,904
Whirlpool Corp.	42,000	7,268
Total		17,196

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 3.00%
Fidelity National Information Services, Inc.	117,600	$7,268
VeriFone Systems, Inc.*	136,600	4,639
Total		11,907

Insurance 10.95%
Allstate Corp. (The)	46,045	2,987
Argo Group International Holdings Ltd.	45,159	2,515
Endurance Specialty Holdings Ltd.	38,400	2,523
Hanover Insurance Group, Inc. (The)	71,838	5,318
Hartford Financial Services Group, Inc. (The)	244,100	10,147
Lincoln National Corp.	128,000	7,580
Marsh & McLennan Cos., Inc.	52,000	2,949
XL Group plc (Ireland)(a)	252,300	9,386
Total		43,405

Leisure Products 0.99%
Hasbro, Inc.	52,300	3,912

Life Sciences Tools & Services 1.64%
Agilent Technologies, Inc.	42,452	1,638
PerkinElmer, Inc.	92,600	4,874
Total		6,512

Machinery 3.33%
Ingersoll-Rand plc (Ireland)(a)	76,700	5,171
Kennametal, Inc.	71,309	2,433
Stanley Black & Decker, Inc.	53,300	5,610
Total		13,214

Metals & Mining 1.86%
Allegheny Technologies, Inc.	91,912	2,776
Steel Dynamics, Inc.	221,300	4,584
Total		7,360

Multi-Line Retail 0.72%
Macy’s, Inc.	42,300	2,854
		Fair
		Value
Investments	Shares	(000)
Multi-Utilities 1.33%
Sempra Energy	53,200	$5,264

Oil, Gas & Consumable Fuels 5.70%
Cimarex Energy Co.	65,669	7,244
Diamondback Energy, Inc*	34,900	2,631
EQT Corp.	49,300	4,010
Gulfport Energy Corp.*	74,400	2,994
Newfield Exploration Co.*	158,500	5,725
Total		22,604

Pharmaceuticals 2.24%
Mallinckrodt plc*	58,800	6,922
Mylan NV*	28,946	1,964
Total		8,886

Real Estate Investment Trusts 8.34%
Boston Properties, Inc.	49,300	5,967
Camden Property Trust	61,100	4,539
Duke Realty Corp.	259,800	4,824
Kimco Realty Corp.	209,500	4,722
Macerich Co. (The)	45,910	3,425
SL Green Realty Corp.	41,000	4,505
UDR, Inc.	157,714	5,052
Total		33,034

Real Estate Management & Development 2.97%
Jones Lang LaSalle, Inc.	42,400	7,250
Realogy Holdings Corp.*	97,000	4,532
Total		11,782

Road & Rail 2.08%
Con-way, Inc.	55,000	2,110
Ryder System, Inc.	70,300	6,142
Total		8,252

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2015

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 2.94%
Lam Research Corp.	29,700	$2,416
NVIDIA Corp.	289,300	5,818
NXP Semiconductors NV (Netherlands)*(a)	34,600	3,398
Total		11,632

Specialty Retail 0.57%
GNC Holdings, Inc. Class A	50,549	2,248

Textiles, Apparel & Luxury Goods 1.44%
PVH Corp.	49,400	5,691

Trading Companies & Distributors 0.55%
Univar, Inc.*	83,150	2,164
Total Common Stocks (cost $344,608,085)		392,579
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.82%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $560,000 of U.S. Treasury Note at 2.25% due 3/31/2016; $2,640,000 of Federal National Mortgage Assoc. at 5.00% due 3/15/2016; value: $3,336,735; proceeds: $3,266,988 (cost $3,266,988)	$3,267	$3,267
Total Investments in Securities 99.88% (cost $347,875,073)		395,846
Cash and Other Assets in Excess of Liabilities 0.12%		461
Net Assets 100.00%		$396,307

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$392,579	$–	$–	$392,579
Repurchase Agreement	–	3,267	–	3,267
Total	$392,579	$3,267	$–	$395,846
(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $347,875,073)	$395,845,827
Cash	63,672
Receivables:
Investment securities sold	11,776,420
Dividends	625,555
Capital shares sold	160,887
Prepaid expenses	363
Total assets	408,472,724
LIABILITIES:
Payables:
Investment securities purchased	10,926,900
Management fee	250,845
Capital shares reacquired	176,310
Directors’ fees	101,739
Fund administration	13,378
Accrued expenses	696,107
Total liabilities	12,165,279
NET ASSETS	$396,307,445
COMPOSITION OF NET ASSETS:
Paid-in capital	$335,171,708
Undistributed net investment income	795,887
Accumulated net realized gain on investments	12,369,096
Net unrealized appreciation on investments	47,970,754
Net Assets	$396,307,445
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	14,925,559
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$26.55

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$3,297,816
Total investment income	3,297,816
Expenses:
Management fee	1,533,371
Non 12b-1 service fees	510,857
Shareholder servicing	206,537
Fund administration	81,780
Reports to shareholders	28,735
Professional	26,828
Directors’ fees	6,528
Custody	6,004
Other	10,655
Gross expenses	2,411,295
Expense reductions (See Note 8)	(189)
Net expenses	2,411,106
Net investment income	886,710
Net realized and unrealized gain (loss):
Net realized gain on investments	36,076,544
Net change in unrealized appreciation/depreciation on investments	(28,284,546)
Net realized and unrealized gain	7,791,998
Net Increase in Net Assets Resulting From Operations	$8,678,708

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$886,710	$1,690,977
Net realized gain on investments	36,076,544	64,900,547
Net change in unrealized appreciation/depreciation on investments	(28,284,546)	(20,494,129)
Net increase in net assets resulting from operations	8,678,708	46,097,395
Distributions to shareholders from:
Net investment income	–	(1,798,848)
Capital share transactions (See Note 12):
Proceeds from sales of shares	8,929,575	18,657,754
Reinvestment of distributions	–	1,798,848
Cost of shares reacquired	(39,465,033)	(83,745,873)
Net decrease in net assets resulting from capital share transactions	(30,535,458)	(63,289,271)
Net decrease in net assets	(21,856,750)	(18,990,724)
NET ASSETS:
Beginning of period	$418,164,195	$437,154,919
End of period	$396,307,445	$418,164,195
Undistributed (distributions in excess of) net investment income	$795,887	$(90,823)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$26.02		$23.43	$18.05	$15.86	$16.56	$13.26
Investment operations:
Net investment income(a)	.06		.10	.10	.11	.03	.05
Net realized and unrealized gain (loss)	.47		2.60	5.37	2.20	(.69)	3.31
Total from investment operations	.53		2.70	5.47	2.31	(.66)	3.36
Distributions to shareholders from:
Net investment income	–		(.11)	(.09)	(.12)	(.04)	(.06)
Net asset value, end of period	$26.55		$26.02	$23.43	$18.05	$15.86	$16.56
Total Return(b)	2.04	%(c)	11.53%	30.32%	14.55%	(4.01)%	25.43%
Ratios to Average Net Assets:
Expenses, including expense reductions	.59	%(c)	1.16%	1.14%	1.16%	1.17%	1.21%
Expenses, excluding expense reductions	.59	%(c)	1.16%	1.14%	1.16%	1.17%	1.21%
Net investment income	.22	%(c)	.40%	.49%	.66%	.20%	.38%

Supplemental Data:
Net assets, end of period (000)	$396,307		$418,164	$437,155	$399,199	$414,004	$498,818
Portfolio turnover rate	34.56	%(c)	58.45%	62.17%	65.70%	41.69%	68.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a

12

Notes to Financial Statements (unaudited)(continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2015, the effective management was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other

13

Notes to Financial Statements (unaudited)(continued)

entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

Six Months Ended 6/30/2015 (unaudited)		Year Ended 12/31/2014
Distributions paid from:
Ordinary income	$–	$1,798,848
Total distributions paid	$–	$1,798,848

As of December 31, 2014, the Fund has a capital loss carryforward of $23,484,108 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$348,098,413
Gross unrealized gain	58,276,798
Gross unrealized loss	(10,529,384)
Net unrealized security gain	$47,747,414

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$140,125,402	$169,683,647

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,266,988	$–	$3,266,988
Total	$3,266,988	$–	$3,266,988

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,266,988	$–	$–	$(3,266,988)	$–
Total	$3,266,988	$–	$–	$(3,266,988)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

15

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

16

Notes to Financial Statements (unaudited)(concluded)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Shares sold	335,455	757,148
Reinvestment of distributions	–	68,554
Shares reacquired	(1,480,120)	(3,411,614)
Decrease	(1,144,665)	(2,585,912)

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by		LASFMCV-3
LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
4	Schedule of Investments
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
35	Notes to Financial Statements
46	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015, through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,012.90	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Auto	1.45%
Basic Industry	0.47%
Capital Goods	0.08%
Consumer Cyclical	3.07%
Consumer Discretionary	1.59%
Consumer Non-Cyclical	0.01%
Consumer Services	1.14%
Consumer Staples	1.64%
Energy	7.04%
Financial Services	56.19%
Foreign Government	0.77%
Health Care	5.70%
Integrated Oils	1.61%
Materials & Processing	3.58%
Producer Durables	0.58%
Technology	2.05%
Telecommunications	1.60%
Transportation	1.24%
U.S. Government	4.61%
Utilities	1.28%
Repurchase Agreement	4.30%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG -TERM INVESTMENTS 91.67%

ASSET -BACKED SECURITIES 18.91%

Automobiles 9.79%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$45	$45,048
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	2	2,009
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	25	25,003
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	100	102,778
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	52	52,005
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	35	35,093
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	14	14,003
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	39	38,695
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	5	5,001
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	10	10,003
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	5	5,000
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	6	6,018
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	67	66,933
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	32	31,926
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	3	2,669
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	33	33,008
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	14	14,006
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	18	18,229
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	13	13,438
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	40	40,043
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	9	9,008
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	21	20,678
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	25	24,544
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	10	10,027

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2015-BA B†	2.12%		6/17/2019	$11	$11,003
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	41	40,931
Ford Credit Auto Owner Trust 2012-D A3	0.51%		4/15/2017	26	25,718
Ford Credit Auto Owner Trust 2013-D A3	0.67%		4/15/2018	42	41,914
Ford Credit Auto Owner Trust 2014-B A3	0.90%		10/15/2018	78	78,008
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	9	8,993
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%		9/18/2017	50	49,548
Hyundai Auto Lease Securitization Trust 2015-B A3†	1.40%		11/15/2018	100	99,980
Hyundai Auto Receivables Trust 2015-A A2	0.68%		10/16/2017	30	30,022
Nissan Auto Lease Trust 2014-A A3	0.80%		2/15/2017	65	65,018
Nissan Auto Receivables Owner Trust 2013-C A3	0.67%		8/15/2018	24	23,681
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%		5/15/2019	25	25,041
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	21	21,031
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	23	23,336
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	32	32,122
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		3/16/2020	11	11,029
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	13	13,051
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	34	34,073
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	29	29,099
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	95	94,928
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	40	40,160
Total					1,423,851

Credit Cards 2.66%
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	50	50,170
Capital One Multi-Asset Execution Trust 2015-A3	0.595%	#	3/15/2023	36	35,992
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	100	100,090
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	200	200,099
Total					386,351

Home Equity 0.11%
Home Equity Asset Trust 2006-8 2A2	0.295%	#	3/25/2037	16	15,886

Other 6.35%
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	10	10,021
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	100	99,510

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Nomura CRE CDO Ltd. 2007-2A A2†	0.561%	#	5/21/2042	$203	$200,986
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	250	250,493
SLM Private Education Loan Trust 2011-B A1†	1.036%	#	12/16/2024	25	24,597
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	34	33,923
SLM Private Education Loan Trust 2013-B A1†	0.836%	#	7/15/2022	56	56,097
Tryon Park CLO Ltd. 2013-1A A1†	1.395%	#	7/15/2025	250	247,126
Total					922,753
Total Asset-Backed Securities (cost $2,747,778)					2,748,841

CORPORATE BONDS 39.17%

Aerospace/Defense 0.34%
BAE Systems plc (United Kingdom)†(a)	3.50%		10/11/2016	5	5,140
Ducommun, Inc.	9.75%		7/15/2018	25	26,346
Exelis, Inc.	4.25%		10/1/2016	15	15,485
Harris Corp.	2.70%		4/27/2020	3	2,965
Total					49,936

Aluminum 0.05%
Novelis, Inc.	8.75%		12/15/2020	7	7,437

Auto Parts: Original Equipment 0.24%
Accuride Corp.	9.50%		8/1/2018	5	5,125
BorgWarner, Inc.	5.75%		11/1/2016	8	8,443
Hertz Corp. (The)	7.50%		10/15/2018	16	16,580
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	5	5,125
Total					35,273

Automotive 0.64%
General Motors Co.	3.50%		10/2/2018	32	33,120
General Motors Financial Co., Inc.	2.40%		4/10/2018	17	17,054
General Motors Financial Co., Inc.	4.75%		8/15/2017	35	36,955
Tenneco, Inc.	6.875%		12/15/2020	5	5,225
Total					92,354

Banks: Money Center 0.10%
Bank of America Corp.	5.25%		12/1/2015	2	2,035
Huntington Bancshares, Inc.	7.00%		12/15/2020	11	13,118
Total					15,153

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 2.84%
Associated Banc-Corp.	5.125%		3/28/2016	$19	$19,572
CIT Group, Inc.	4.25%		8/15/2017	26	26,455
CIT Group, Inc.	5.00%		5/15/2017	2	2,068
Citigroup, Inc.	5.50%		2/15/2017	18	19,131
Fifth Third Bancorp	5.45%		1/15/2017	5	5,302
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	27	28,601
Morgan Stanley	3.00%		8/31/2015	50	49,500
National City Corp.	6.875%		5/15/2019	43	49,911
PNC Funding Corp.	5.625%		2/1/2017	5	5,316
Popular, Inc.	7.00%		7/1/2019	12	12,045
Regions Financial Corp.	2.00%		5/15/2018	27	27,001
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%		9/18/2015	50	50,142
Royal Bank of Scotland NV (Netherlands)(a)	4.65%		6/4/2018	2	2,101
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%		3/16/2022	65	71,843
Santander Holdings USA, Inc.	3.00%		9/24/2015	30	30,084
Santander Holdings USA, Inc.	4.625%		4/19/2016	8	8,201
Synovus Financial Corp.	7.875%		2/15/2019	5	5,631
Total					412,904

Biotechnology Research & Production 0.01%
Laboratory Corp. of America Holdings	3.125%		5/15/2016	2	2,034

Broadcasting 0.12%
Cox Communications, Inc.†	5.875%		12/1/2016	5	5,308
Cox Communications, Inc.†	9.375%		1/15/2019	10	12,218
Total					17,526

Brokers 0.34%
Jefferies Group LLC	8.50%		7/15/2019	41	48,758

Building Materials 0.20%
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	5	5,011
Martin Marietta Materials, Inc.	1.382%	#	6/30/2017	7	6,974
Martin Marietta Materials, Inc.	6.60%		4/15/2018	12	13,441
Owens Corning	9.00%		6/15/2019	3	3,581
Total					29,007

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.40%
Expedia, Inc.	7.456%	8/15/2018	$18	$20,686
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	8	8,190
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.†	9.50%	12/1/2019	7	7,472
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4	4,060
Verisk Analytics, Inc.	4.875%	1/15/2019	17	18,188
Total				58,596

Cable Services 0.09%
Time Warner Cable, Inc.	8.25%	4/1/2019	5	5,885
Time Warner Cable, Inc.	8.75%	2/14/2019	6	7,132
Total				13,017

Chemicals 0.69%
Airgas, Inc.	2.95%	6/15/2016	2	2,027
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	10	10,262
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	20	21,484
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	64	66,720
Total				100,493

Coal 0.10%
Penn Virginia Corp.	7.25%	4/15/2019	6	5,190
Penn Virginia Corp.	8.50%	5/1/2020	10	9,025
Total				14,215

Computer Service 0.25%
Computer Sciences Corp.	6.50%	3/15/2018	25	27,634
IGATE Corp.	4.75%	4/15/2019	8	8,330
Total				35,964

Computer Software 0.65%
Aspect Software, Inc.	10.625%	5/15/2017	7	6,737
First Data Corp.†	7.375%	6/15/2019	3	3,126
First Data Corp.	11.25%	1/15/2021	3	3,338
First Data Corp.	11.75%	8/15/2021	14	15,785
First Data Corp.	12.625%	1/15/2021	15	17,362
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	14	14,910
SRA International, Inc.	11.00%	10/1/2019	10	10,650
SunGard Data Systems, Inc.	6.625%	11/1/2019	12	12,435
SunGard Data Systems, Inc.	7.625%	11/15/2020	9	9,439
Total				93,782

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.17%
Avon Products, Inc.	3.125%	3/15/2016	$10	$10,025
Avon Products, Inc.	5.35%	3/15/2020	16	14,650
Total				24,675

Containers 0.14%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	20	20,425

Diversified 0.21%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	30	30,075

Diversified Materials & Processing 0.21%
Tyco International Finance SA (Luxembourg)(a)	8.50%	1/15/2019	25	29,907

Drugs 1.73%
AbbVie, Inc.	1.80%	5/14/2018	9	8,980
Baxalta, Inc.†	2.00%	6/22/2018	5	4,997
Baxalta, Inc.†	2.875%	6/23/2020	15	14,995
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	28	28,546
Express Scripts Holding Co.	2.65%	2/15/2017	52	52,952
Hospira, Inc.	6.05%	3/30/2017	20	21,528
McKesson Corp.	7.50%	2/15/2019	2	2,357
Mylan, Inc.	1.80%	6/24/2016	12	12,009
Mylan, Inc.†	7.875%	7/15/2020	64	66,671
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	9	9,630
Valeant Pharmaceuticals International, Inc.†	5.375%	3/15/2020	10	10,350
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	15	15,759
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	3	3,128
Total				251,902

Electric: Power 0.82%
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	8	8,038
Entergy Corp.	4.70%	1/15/2017	30	31,232
Exelon Generation Co. LLC	2.95%	1/15/2020	10	10,045
Metropolitan Edison Co.	7.70%	1/15/2019	3	3,517
Pepco Holdings, Inc.	2.70%	10/1/2015	40	40,160
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	3.90%	5/1/2016	25	25,506
Total				118,498

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.22%
FLIR Systems, Inc.	3.75%	9/1/2016	$13	$13,330
Jabil Circuit, Inc.	7.75%	7/15/2016	5	5,250
Jabil Circuit, Inc.	8.25%	3/15/2018	12	13,635
Total				32,215

Electronics: Semi-Conductors/Components 0.19%
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2	2,120
KLA-Tencor Corp.	2.375%	11/1/2017	14	14,104
KLA-Tencor Corp.	3.375%	11/1/2019	11	11,310
Total				27,534

Energy Equipment & Services 0.90%
Cameron International Corp.	1.40%	6/15/2017	2	1,988
Cameron International Corp.	6.375%	7/15/2018	25	27,831
Chesapeake Energy Corp.	6.50%	8/15/2017	5	5,144
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	15	15,886
Energy Transfer Partners LP	2.50%	6/15/2018	6	6,013
Energy Transfer Partners LP	9.00%	4/15/2019	39	46,831
Energy Transfer Partners LP	9.70%	3/15/2019	22	27,145
Total				130,838

Engineering & Contracting Services 0.03%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	5	4,475

Entertainment 0.67%
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	28	29,347
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	17	17,680
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	18	18,034
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	3	3,139
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	23	24,294
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	4	4,460
Total				96,954

Financial Services 4.27%
Air Lease Corp.	4.50%	1/15/2016	18	18,281
Air Lease Corp.	5.625%	4/1/2017	87	92,437
Alliance Data Systems Corp.†	6.375%	4/1/2020	9	9,326
Bank of America Corp.	7.80%	9/15/2016	100	107,365
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	32	33,957

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)
Countrywide Financial Corp.	6.25%	5/15/2016	$65		$67,567
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	68		71,655
Discover Financial Services	6.45%	6/12/2017	36		39,135
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	5		5,088
Dun & Bradstreet Corp. (The)	4.00%	6/15/2020	7		7,041
Fidelity National Financial, Inc.	6.60%	5/15/2017	11		11,910
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	3		3,143
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6		5,250
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	45		49,871
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020	20		22,496
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	18		19,192
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	24		25,740
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5		5,363
Utility Contract Funding LLC†	7.944%	10/1/2016	–	(b)	440
Western Union Co. (The)	3.35%	5/22/2019	20		20,537
Western Union Co. (The)	5.93%	10/1/2016	5		5,251
Total					621,045

Financial: Miscellaneous 0.01%
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	1		1,080

Food 0.88%
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5		5,150
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	5		5,256
H.J. Heinz Co.†(c)	1.60%	6/30/2017	21		21,012
H.J. Heinz Co.†(c)	2.00%	7/2/2018	11		11,004
H.J. Heinz Co.	4.25%	10/15/2020	2		2,043
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	18		19,058
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7		7,560
Southern States Cooperative, Inc.†	10.00%	8/15/2021	2		1,880
Tesco plc (United Kingdom)†(a)	5.50%	11/15/2017	2		2,134
US Foods, Inc.	8.50%	6/30/2019	51		53,295
Total					128,392

Gaming 0.47%
CCM Merger, Inc.†	9.125%	5/1/2019	9		9,675
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	19		19,119
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	29		30,849

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	$8	$8,375
Total				68,018

Health Care 0.08%
Zoetis, Inc.	1.875%	2/1/2018	12	11,974

Health Care Products 1.52%
Boston Scientific Corp.	2.65%	10/1/2018	2	2,030
Boston Scientific Corp.	2.85%	5/15/2020	16	15,905
Boston Scientific Corp.	6.00%	1/15/2020	5	5,668
Cardinal Health, Inc.	2.40%	11/15/2019	35	34,753
Forest Laboratories LLC†	4.375%	2/1/2019	51	54,020
Hologic, Inc.	6.25%	8/1/2020	34	35,191
Immucor, Inc.	11.125%	8/15/2019	12	12,780
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	13	14,073
Life Technologies Corp.	3.50%	1/15/2016	7	7,088
Life Technologies Corp.	6.00%	3/1/2020	17	19,142
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	10	10,010
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	10	9,962
Total				220,622

Health Care Services 1.46%
Capella Healthcare, Inc.	9.25%	7/1/2017	12	12,315
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	17	17,956
Emdeon, Inc.	11.00%	12/31/2019	8	8,710
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	23	23,863
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	91	95,550
Senior Housing Properties Trust	3.25%	5/1/2019	2	2,003
Senior Housing Properties Trust	4.30%	1/15/2016	20	20,147
Senior Housing Properties Trust	6.75%	4/15/2020	14	15,750
Tenet Healthcare Corp.	8.00%	8/1/2020	15	15,656
Total				211,950

Hospital Management 0.01%
Universal Health Services, Inc.†	3.75%	8/1/2019	2	2,037

Hospital Supplies 0.33%
Becton, Dickinson & Co.	6.375%	8/1/2019	42	48,436

Insurance 0.91%
CNO Financial Group, Inc.	4.50%	5/30/2020	12	12,210

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Kemper Corp.	6.00%	5/15/2017	$6	$6,401
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	2	2,119
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	22	22,176
Torchmark Corp.	6.375%	6/15/2016	10	10,480
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	35	35,735
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	25	25,514
Willis North America, Inc.	6.20%	3/28/2017	16	17,138
Total				131,773

Investment Management Companies 0.05%
Lazard Group LLC	6.85%	6/15/2017	6	6,558

Leasing 0.82%
Aviation Capital Group Corp.†	3.875%	9/27/2016	4	4,072
Aviation Capital Group Corp.†	4.625%	1/31/2018	17	17,617
Aviation Capital Group Corp.†	7.125%	10/15/2020	17	19,819
International Lease Finance Corp.	5.875%	4/1/2019	2	2,137
International Lease Finance Corp.	6.25%	5/15/2019	40	43,350
International Lease Finance Corp.†	7.125%	9/1/2018	27	30,173
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	2	2,039
Total				119,207

Leisure 0.18%
Carnival Corp.	3.95%	10/15/2020	15	15,768
Central Garden & Pet Co.	8.25%	3/1/2018	10	10,265
Total				26,033

Lodging 0.89%
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	5	5,237
Host Hotels & Resorts LP	6.00%	11/1/2020	55	57,282
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,740
Marina District Finance Co., Inc.	9.875%	8/15/2018	9	9,281
Total				129,540

Machinery: Agricultural 0.36%
RJ Reynolds Tobacco Co.	3.50%	8/4/2016	2	2,045
RJ Reynolds Tobacco Co.	6.875%	5/1/2020	43	50,094
Total				52,139

Machinery: Industrial/Specialty 0.03%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	5	4,950

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.22%
Sirius XM Radio, Inc.†	5.25%	8/15/2022	$5	$5,244
Univision Communications, Inc.†	8.50%	5/15/2021	15	15,844
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	10	10,712
Total				31,800

Merchandising 0.07%
Kemet Corp.	10.50%	5/1/2018	10	10,150

Metal Fabricating 0.06%
Edgen Murray Corp.†	8.75%	11/1/2020	8	8,670

Metals & Minerals: Miscellaneous 0.93%
Barrick Gold Corp. (Canada)(a)	2.90%	5/30/2016	2	2,020
Barrick International Barbados Corp. (Barbados)†(a)	5.75%	10/15/2016	2	2,109
Glencore Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	55	55,145
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	25	25,670
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	37	37,110
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	12	12,465
Total				134,519

Miscellaneous 0.01%
Magellan Midstream Partners LP	5.65%	10/15/2016	2	2,113

Natural Gas 0.18%
Bill Barrett Corp.	7.625%	10/1/2019	6	5,760
Kinder Morgan, Inc.	7.00%	6/15/2017	10	10,880
Kinder Morgan, Inc.	7.25%	6/1/2018	8	9,028
Total				25,668

Oil 2.05%
Antero Resources Corp.	6.00%	12/1/2020	23	23,230
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	5	5,443
Chaparral Energy, Inc.	8.25%	9/1/2021	7	5,215
Concho Resources, Inc.	6.50%	1/15/2022	18	18,855
Continental Resources, Inc.	7.125%	4/1/2021	31	32,976
Continental Resources, Inc.	7.375%	10/1/2020	25	26,172
DCP Midstream LLC†	9.75%	3/15/2019	5	5,827
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	2.803%	12/30/2016	20	20,025
Ecopetrol SA (Colombia)(a)	4.25%	9/18/2018	12	12,525
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	15	16,063

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	$7	$7,315
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	19	18,382
Northwest Pipeline LLC	7.00%	6/15/2016	25	26,470
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	4	2,760
Rosetta Resources, Inc.	5.625%	5/1/2021	24	25,620
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	8	8,528
Valero Energy Corp.	9.375%	3/15/2019	17	20,939
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	21	22,089
Total				298,434

Oil: Crude Producers 2.94%
Anadarko Petroleum Corp.	5.95%	9/15/2016	12	12,662
Anadarko Petroleum Corp.	6.375%	9/15/2017	2	2,196
Anadarko Petroleum Corp.	8.70%	3/15/2019	1	1,210
Cimarex Energy Co.	5.875%	5/1/2022	4	4,300
Columbia Pipeline Group, Inc.†	2.45%	6/1/2018	12	12,101
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	10	10,050
Devon Energy Corp.	6.30%	1/15/2019	3	3,392
Enbridge Energy Partners LP	6.50%	4/15/2018	15	16,564
Enbridge Energy Partners LP	9.875%	3/1/2019	6	7,426
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	14,413
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	25	29,467
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	25	26,102
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	6	6,251
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	66	71,610
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	2	2,044
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	9	9,781
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	6.50%	5/15/2021	5	5,294
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	17	18,466
Range Resources Corp.	6.75%	8/1/2020	65	67,194
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	13	13,764
Sabine Pass LNG LP	6.50%	11/1/2020	24	24,960
Southwestern Energy Co.	3.30%	1/23/2018	3	3,078
Spectra Energy Partners LP	2.95%	6/15/2016	4	4,057
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	5	5,205

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sunoco, Inc.	5.75%		1/15/2017	$2	$2,108
W&T Offshore, Inc.	8.50%		6/15/2019	6	4,192
Williams Partners LP/ACMP Finance Corp.	4.875%		5/15/2023	11	10,868
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	36	38,264
Total					427,019

Oil: Integrated Domestic 0.63%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%		11/15/2020	18	19,080
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%		5/1/2021	15	15,795
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%		2/1/2022	22	23,375
Kinder Morgan Energy Partners LP	4.10%		11/15/2015	10	10,105
Kinder Morgan Energy Partners LP	6.50%		4/1/2020	3	3,420
Marathon Oil Corp.	2.70%		6/1/2020	4	3,972
Rowan Cos., Inc.	7.875%		8/1/2019	5	5,668
Transcontinental Gas Pipe Line Co. LLC	6.40%		4/15/2016	10	10,411
Total					91,826

Oil: Integrated International 0.91%
Petrobras Global Finance BV (Netherlands)(a)	1.896%	#	5/20/2016	20	19,754
Petrobras Global Finance BV (Netherlands)(a)	2.643%	#	3/17/2017	25	24,617
Petrobras Global Finance BV (Netherlands)(a)	3.50%		2/6/2017	10	9,917
Petroleos Mexicanos (Mexico)(a)	2.295%	#	7/18/2018	25	25,547
Transocean, Inc.	6.875%		12/15/2021	7	6,318
Weatherford International Ltd.	9.625%		3/1/2019	40	46,740
Total					132,893

Paper & Forest Products 0.26%
Coveris Holding Corp.†	10.00%		6/1/2018	18	18,990
Mercer International, Inc. (Canada)(a)	7.00%		12/1/2019	18	18,900
Total					37,890

Real Estate Investment Trusts 2.48%
American Tower Corp.	2.80%		6/1/2020	35	34,553
American Tower Corp.	7.25%		5/15/2019	29	33,499
ARC Properties Operating Partnership LP	2.00%		2/6/2017	22	21,395
ARC Properties Operating Partnership LP	3.00%		2/6/2019	36	34,245
Boston Properties LP	5.625%		11/15/2020	25	28,596
DDR Corp.	7.50%		7/15/2018	5	5,764

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
DDR Corp.	9.625%	3/15/2016	$15	$15,827
Digital Realty Trust LP	5.875%	2/1/2020	27	30,371
EPR Properties	7.75%	7/15/2020	14	16,699
HCP, Inc.	6.30%	9/15/2016	3	3,169
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,217
Hospitality Properties Trust	6.30%	6/15/2016	9	9,189
Hospitality Properties Trust	6.70%	1/15/2018	5	5,426
Iron Mountain, Inc.	8.375%	8/15/2021	4	4,140
Kilroy Realty LP	4.80%	7/15/2018	25	26,705
Mid-America Apartments LP	6.05%	9/1/2016	5	5,262
Reckson Operating Partnership LP	6.00%	3/31/2016	25	25,826
Regency Centers LP	5.25%	8/1/2015	35	35,113
SL Green Realty Corp.	5.00%	8/15/2018	8	8,571
SL Green Realty Corp.	7.75%	3/15/2020	10	11,926
Ventas Realty LP	1.55%	9/26/2016	2	2,008
Total				360,501

Restaurants 0.49%
Darden Restaurants, Inc.	6.45%	10/15/2017	50	55,503
Yum! Brands, Inc.	6.25%	4/15/2016	15	15,584
Total				71,087

Retail 0.77%
Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	7	7,390
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	2	2,168
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	31	25,110
DBP Holding Corp.†	7.75%	10/15/2020	3	2,460
Dollar General Corp.	4.125%	7/15/2017	6	6,277
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	15	15,150
Party City Holdings, Inc.	8.875%	8/1/2020	14	15,015
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	20	20,600
QVC, Inc.	3.125%	4/1/2019	2	1,988
Serta Simmons Holdings LLC†	8.125%	10/1/2020	15	15,900
Total				112,058

Retail: Specialty 0.01%
Petco Animal Supplies, Inc.†	9.25%	12/1/2018	2	2,095

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Security Services 0.03%
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	$5	$5,081

Steel 0.43%
Allegheny Technologies, Inc.	9.375%	6/1/2019	26	30,680
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017	30	31,751
Total				62,431

Telecommunications 1.20%
AT&T, Inc.	2.40%	8/15/2016	8	8,112
AT&T, Inc.	2.45%	6/30/2020	19	18,647
AT&T, Inc.	2.95%	5/15/2016	7	7,118
AT&T, Inc.	5.50%	2/1/2018	20	21,870
AT&T, Inc.	5.80%	2/15/2019	2	2,238
Consolidated Communications, Inc.	10.875%	6/1/2020	14	16,048
GTE Corp.	6.84%	4/15/2018	40	45,480
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	15	15,281
Orange SA (France)(a)	2.75%	9/14/2016	2	2,037
T-Mobile USA, Inc.	6.464%	4/28/2019	35	36,138
T-Mobile USA, Inc.	6.625%	11/15/2020	2	2,085
Total				175,054

Telephone-Long Distance 0.15%
America Movil SAB de CV (Mexico)(a)	5.625%	11/15/2017	20	21,948

Tobacco 0.26%
Reynolds American, Inc.	6.75%	6/15/2017	1	1,093
Reynolds American, Inc.	7.75%	6/1/2018	32	36,973
Total				38,066

Transportation: Miscellaneous 0.27%
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	35	35,144
Southern Railway Co.	9.75%	6/15/2020	3	3,929
Total				39,073

Truckers 0.08%
Con-way, Inc.	7.25%	1/15/2018	10	11,159

Utilities: Electrical 0.08%
Jersey Central Power & Light Co.	7.35%	2/1/2019	10	11,598

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wholesale 0.04%
Interline Brands, Inc. PIK	10.00%	11/15/2018	$6	$6,285
Total Corporate Bonds (cost $5,718,678)				5,695,119

FLOATING RATE LOANS(d) 3.17%

Aerospace/Defense 0.25%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	4	3,952
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	22	21,994
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	10	9,950
Total				35,896

Banks: Money Center 0.04%
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	6	5,516

Chemicals 0.13%
Celanese US Holdings LLC Dollar Term Loan C3	2.434%	10/31/2018	19	19,013

Consumer Products 0.21%
Harris Corp. New Term Loan	–(e)	3/16/2020	20	20,000
Harris Corp. Term Loan	–(e)	3/16/2018	10	10,000
Total				30,000

Energy Equipment & Services 0.03%
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	3	2,311
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	3	2,219
Total				4,530

Financial Services 0.04%
Hudson Pacific Properties, L.P. 5 Year Term Loan	1.484%	4/1/2020	6	6,000

Food 0.12%
Aramark Corp. Term Loan E	3.25%	9/7/2019	14	13,797
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	3	3,498
Total				17,295

Gaming 0.55%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	61	60,444
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	20	20,157
Total				80,601

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care 0.57%
Amgen, Inc. Term Loan	1.282%	9/18/2018	$12	$12,201
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.653%	10/30/2017	5	4,501
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.282%	8/7/2019	33	32,682
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(a)	3.50%	3/19/2021	16	15,885
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.25%	3/19/2021	6	5,902
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2	2,010
Thermo Fisher Scientific, Inc. Committed Term Loan	1.646%	1/31/2017	10	9,641
Total				82,822

Media 0.46%
AMC Networks, Inc. Term Loan A	1.934%	12/16/2019	37	36,824
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	10	9,779
CSC Holdings LLC Term Loan B	2.687%	4/17/2020	21	20,933
Total				67,536

Other 0.10%
Dell International LLC Term Loan B2	4.00%	4/29/2020	14	14,025

Retail 0.08%
Staples, Inc. 1st Lien Term Loan	–(e)	4/23/2021	12	11,997

Services 0.29%
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	5	4,959
Kasima LLC Term Loan	3.25%	5/17/2021	32	31,575
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	5	5,302
Total				41,836

Technology 0.09%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	8	8,235
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(a)	3.00%	10/14/2021	5	4,984
Total				13,219

Telecommunications 0.14%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	21	21,262

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Utilities 0.07%
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%		8/21/2020	$5		$5,013
Panda Sherman Power LLC Advance Construction Term Loan	9.00%		9/14/2018	–	(b)	986
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%		5/5/2016	4		4,017
Total						10,016
Total Floating Rate Loans (cost $462,173)						461,564

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.82%

Dominican Republic 0.05%
Dominican Republic†	9.04%		1/23/2018	7		7,083

Mexico 0.15%
United Mexican States	5.95%		3/19/2019	20		22,480

Peru 0.12%
Republic of Peru	7.125%		3/30/2019	15		17,490

Philippines 0.13%
Republic of Philippines	9.875%		1/15/2019	15		19,013

Poland 0.37%
Republic of Poland	5.00%		10/19/2015	30		30,436
Republic of Poland	6.375%		7/15/2019	20		23,160
Total						53,596
Total Foreign Government Obligations (cost $119,602)						119,662

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.72%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.689%	#	10/25/2030	20		21,128
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%	#	1/25/2047	42		43,840
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079%	#	10/25/2047	10		10,093
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	20		20,590
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	10		9,931
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	23		23,446
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	49		49,303
Government National Mortgage Assoc. 2014-64 IO	1.308%	#	12/16/2054	490		43,578
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	2		1,583
Government National Mortgage Assoc. 2014-78 IO	0.932%	#	3/16/2056	86		5,998
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	20		20,292
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $248,591)						249,782

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.07%
Federal Home Loan Mortgage Corp.	2.267%	#	11/1/2038	$52	$55,499
Federal Home Loan Mortgage Corp.	2.352%	#	6/1/2041	26	28,264
Federal Home Loan Mortgage Corp.	3.091%	#	10/1/2043	31	31,854
Federal Home Loan Mortgage Corp.	3.23%	#	12/1/2040	69	73,127
Federal National Mortgage Assoc.	2.387%	#	10/1/2036	79	84,562
Federal National Mortgage Assoc.	2.804%	#	11/1/2044	31	31,731
Federal National Mortgage Assoc.	2.898%	#	6/1/2042	39	40,139
Federal National Mortgage Assoc.	3.16%	#	3/1/2042	39	41,625
Federal National Mortgage Assoc.	3.366%	#	12/1/2040	5	5,286
Federal National Mortgage Assoc.	3.408%	#	12/1/2040	9	9,619
Federal National Mortgage Assoc.	3.458%	#	10/1/2040	3	3,517
Federal National Mortgage Assoc.	3.705%	#	1/1/2042	83	87,494
Federal National Mortgage Assoc.	3.977%	#	4/1/2040	92	98,569
Total Government Sponsored Enterprises Pass-Throughs (cost $592,497)					591,286

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.81%
A10 Securitization LLC 2015-A A†	2.232%	#	5/15/2030	25	25,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	62	64,440
BAMLL-DB Trust 2012-OSI A1†	2.343%		4/13/2029	95	95,969
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	25	26,190
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	100	103,875
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	100	99,037
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	15	16,434
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.882%	#	11/11/2041	25	27,456
CDGJ Commercial Mortgage Trust 2014-BXCH B†	2.036%	#	12/15/2027	100	100,071
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.899%	#	12/10/2049	25	26,511
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	100	104,220
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#	1/12/2030	100	101,244
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	30	30,186
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO(c)	0.604%		6/10/2048	1,000	36,580
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.239%	#	12/10/2049	50	53,815

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	$35	$39,039
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	10	10,136
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.088%	#	6/11/2027	100	99,991
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.336%	#	6/15/2034	100	99,771
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.252%	#	9/10/2047	2,000	26,133
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.986%	#	9/15/2038	100	99,237
DBUBS Mortgage Trust 2011-LC2A D†	5.64%	#	7/10/2044	100	104,794
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	25	25,227
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	100	101,266
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.447%	#	12/20/2054	11	11,043
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.387%	#	12/20/2054	13	12,967
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.387%	#	12/20/2054	13	12,967
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	101,674
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.28%	#	1/10/2045	345	34,072
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	58	58,426
H/2 Asset Funding 2015-1A-AFL	1.837%		6/24/2049	25	25,000
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	25	25,000
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	25	25,000
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	41	40,643
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.885%	#	2/12/2049	85	90,188
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%	#	12/5/2027	25	29,933
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	10	10,365
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.329%	#	1/15/2048	998	72,104
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	50	52,123
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	25	26,401
LMREC, Inc. 2015-CRE1 A†	1.937%	#	2/22/2032	100	100,403

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	$10	$10,349
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A1	0.777%		12/15/2048	59	58,600
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.772%	#	7/15/2050	500	24,705
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.861%	#	4/12/2049	150	158,539
Prima Capital CRE Securization	2.55%		8/26/2049	100	100,125
TimberStar Trust 1 2006-1A A†	5.668%		10/15/2036	190	199,146
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.24%	#	3/10/2046	970	60,303
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.498%	#	12/15/2044	250	252,653
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	10	10,427
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	75	78,882
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	#	4/15/2047	50	53,097
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#	6/15/2048	2,000	8,358
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	49	48,754
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	100	107,381
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.346%	#	8/15/2045	480	45,398
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,472,249)					3,461,648
Total Long-Term Investments (cost $13,361,568)					13,327,902

SHORT-TERM INVESTMENTS 8.70%

CORPORATE BONDS 4.33%

Automotive 0.01%
Hyundai Capital America†	1.625%		10/2/2015	2	2,003

Banks: Money Center 0.17%
Zions Bancorporation	5.50%		11/16/2015	25	25,304

Banks: Regional 0.29%
Fifth Third Bancorp	3.625%		1/25/2016	25	25,372

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Royal Bank of Scotland plc (The) (United Kingdom)(a)	3.95%	9/21/2015	$16	$16,098
Total				41,470

Beverages 0.04%
Beam Suntory, Inc.	5.375%	1/15/2016	5	5,122

Brokers 0.17%
Jefferies Group LLC	3.875%	11/9/2015	10	10,085
Jefferies Group LLC	5.50%	3/15/2016	10	10,236
Raymond James Financial, Inc.	4.25%	4/15/2016	4	4,101
Total				24,422

Chemicals 0.23%
Incitec Pivot Ltd. (Australia)†(a)	4.00%	12/7/2015	33	33,365

Computer Hardware 0.05%
Hewlett-Packard Co.	2.125%	9/13/2015	2	2,007
Hewlett-Packard Co.	2.65%	6/1/2016	5	5,064
Total				7,071

Computer Service 0.01%
Computer Sciences Corp.	2.50%	9/15/2015	2	2,006

Computer Technology 0.01%
EQT Corp.	5.00%	10/1/2015	2	2,018

Diversified Materials & Processing 0.04%
Kilroy Realty LP	5.00%	11/3/2015	5	5,058

Electric: Power 0.15%
Entergy Corp.	3.625%	9/15/2015	10	10,039
LG&E and KU Energy LLC	2.125%	11/15/2015	4	4,015
Ohio Power Co.	6.00%	6/1/2016	5	5,230
Sempra Energy	6.50%	6/1/2016	2	2,096
Total				21,380

Electrical Equipment 0.01%
Xerox Corp.	6.40%	3/15/2016	2	2,075

Electronics: Semi-Conductors/Components 0.05%
Avnet, Inc.	6.00%	9/1/2015	7	7,053

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.02%
Viacom, Inc.	6.25%	4/30/2016	$3	$3,132

Financial Services 0.26%
Ameriprise Financial, Inc.	5.65%	11/15/2015	5	5,089
Bank of America Corp.	7.75%	8/15/2015	25	25,185
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	7	7,056
Total				37,330

Financial: Miscellaneous 0.07%
Bunge Ltd. Finance Corp.	4.10%	3/15/2016	10	10,197

Food 0.17%
ConAgra Foods, Inc.	1.35%	9/10/2015	25	25,013

Investment Management Companies 0.18%
Leucadia National Corp.	8.125%	9/15/2015	26	26,341

Leasing 0.03%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	4	4,029

Leisure 0.03%
Carnival Corp.	1.20%	2/5/2016	5	5,007

Manufacturing 0.01%
Pentair Finance SA (Luxembourg)(a)	1.35%	12/1/2015	2	2,003

Media 0.01%
BSKYB Finance UK plc (United Kingdom)†(a)	5.625%	10/15/2015	2	2,025

Metal Fabricating 0.07%
Glencore Canada Corp. (Canada)(a)	6.00%	10/15/2015	10	10,131

Metals & Minerals: Miscellaneous 0.40%
Teck Resources Ltd. (Canada)(a)	5.375%	10/1/2015	58	58,518

Milling: Fruits/Grain 0.10%
Ingredion, Inc.	3.20%	11/1/2015	15	15,099

Office Furniture & Business Equipment 0.18%
Pitney Bowes, Inc.	4.75%	1/15/2016	15	15,274
Xerox Corp.	7.20%	4/1/2016	10	10,458
Total				25,732

Oil 0.31%
Marathon Petroleum Corp.	3.50%	3/1/2016	5	5,085

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Noble Holding International Ltd.	3.05%		3/1/2016	$10	$10,074
Noble Holding International Ltd.	3.45%		8/1/2015	30	30,031
Total					45,190

Oil: Crude Producers 0.55%
DCP Midstream LLC†	5.375%		10/15/2015	25	25,007
DCP Midstream Operating LP	3.25%		10/1/2015	2	2,000
Devon Energy Corp.	0.736%	#	12/15/2015	3	2,998
Florida Gas Transmission Co. LLC†	4.00%		7/15/2015	50	50,040
Total					80,045

Oil: Integrated Domestic 0.07%
Marathon Oil Corp.	0.90%		11/1/2015	10	9,998

Paper & Forest Products 0.07%
Domtar Corp. (Canada)(a)	7.125%		8/15/2015	2	2,011
International Paper Co.	5.25%		4/1/2016	4	4,118
Plum Creek Timberlands LP	5.875%		11/15/2015	4	4,069
Total					10,198

Real Estate Investment Trusts 0.06%
BioMed Realty LP	3.85%		4/15/2016	4	4,076
Health Care REIT, Inc.	6.20%		6/1/2016	3	3,128
Ventas Realty LP/Ventas Capital Corp.	3.125%		11/30/2015	2	2,016
Total					9,220

Telecommunications 0.11%
Telefonica Emisiones SAU (Spain)(a)	3.992%		2/16/2016	15	15,260

Textiles Products 0.03%
Mohawk Industries, Inc.	6.125%		1/15/2016	4	4,105

Tobacco 0.19%
Altria Group, Inc.	4.125%		9/11/2015	2	2,012
Reynolds American, Inc.	1.05%		10/30/2015	25	24,916
Total					26,928

Utilities: Electrical 0.18%
Jersey Central Power & Light Co.	5.625%		5/1/2016	25	25,834
Total Corporate Bonds (cost $630,372)					629,682

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FLOATING RATE LOAN(d) 0.05%

Air Transportation
Delta Air Lines, Inc. 2014 Term Loan B2 (cost $6,982)	2.433%	4/18/2016	$ 7	$6,979

REPURCHASE AGREEMENT 4.32%
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $630,000 of U.S.Treasury Note at 2.25% due 3/31/2016; value: $642,600; proceeds: $627,920 (cost $627,920)			628	627,920
Total Short-Term Investments (cost $1,265,274)				1,264,581
Total Investments in Securities 100.37% (cost $14,626,842)				14,592,483
Liabilities in Excess of Other Assets(f) (0.37%)				(53,111)
Net Assets 100.00%				$14,539,372
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2015.
(e)	Interest rate to be determined.
(f)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward
Foreign Currency					U.S. $ Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Morgan Stanley	7/28/2015	3,000	$3,396	$3,346	$(50)
euro	Sell	UBS AG	7/28/2015	3,000	$3,265	$3,346	$(81)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(131)

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	September 2015	17	Long	$3,721,938	$4,970

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	September 2015	2	Short	$(238,516)	$(410)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$2,748,841	$–	$2,748,841
Corporate Bonds	–	6,324,801	–	6,324,801
Floating Rate Loans(4)
Aerospace/Defense	–	35,896	–	35,896
Air Transportation	–	6,979	–	6,979
Banks: Money Center	–	5,516	–	5,516
Chemicals	–	19,013	–	19,013
Consumer Products	–	–	30,000	30,000
Energy Equipment & Services	–	4,530	–	4,530
Financial Services	–	–	6,000	6,000
Food	–	17,295	–	17,295
Gaming	–	80,601	–	80,601
Health Care	–	82,822	–	82,822
Media	–	67,536	–	67,536
Other	–	14,025	–	14,025
Retail	–	11,997	–	11,997
Services	–	36,877	4,959	41,836
Technology	–	13,219	–	13,219
Telecommunications	–	21,262	–	21,262
Utilities	–	5,003	5,013	10,016
Foreign Government Obligations	–	119,662	–	119,662
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	249,782	–	249,782
Government Sponsored Enterprises Pass-Throughs	–	591,286	–	591,286
Non-Agency Commercial Mortgage-Backed Securities	–	3,386,648	75,000	3,461,648
Repurchase Agreement	–	627,920	–	627,920
Total	$–	$14,471,511	$120,972	$14,592,483

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)

June 30, 2015

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(131)	–	(131)
Futures Contracts
Assets	4,970	–	–	4,970
Liabilities	(410)	–	–	(410)
Total	$4,560	$(131)	$–	$4,429

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		Non-Agency
		Commercial
		Mortgage-
	Floating	Backed
Investment Type	Rate Loans	Securities
Balance as of January 1, 2015	$ 27,861	$ –
Accrued discounts/premiums	5	–
Realized gain (loss)	28	–
Change in unrealized appreciation/depreciation	55
Purchases	44,975	75,000
Sales	(18,556)	–
Net transfers in or out of Level 3	(8,396)	–
Balance as of June 30, 2015	$ 45,972	$ 75,000

30	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $14,626,842)	$14,592,483
Deposits with brokers for futures collateral	8,490
Receivables:
Interest	121,946
Investment securities sold	45,248
Capital shares sold	18,496
From advisor (See Note 3)	382
Total assets	14,787,045
LIABILITIES:
Payables:
Investment securities purchased	206,534
Offering costs	1,399
Variation margin	697
Fund administration	449
To bank	388
Directors’ fees	201
Capital shares reacquired	2
Unrealized depreciation on forward foreign currency exchange contracts	131
Foreign currency overdraft	12
Accrued expenses	37,860
Total liabilities	247,673
NET ASSETS	$14,539,372
COMPOSITION OF NET ASSETS:
Paid-in capital	$14,567,475
Undistributed net investment income	96,269
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(94,442)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(29,930)
Net Assets	$14,539,372
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	975,061
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.91

See Notes to Financial Statements.	31

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Interest and other	$134,527
Total investment income	134,527
Expenses:
Professional	21,643
Management fee	17,559
Offering costs	9,623
Non 12b-1 service fees	6,277
Shareholder servicing	1,117
Custody	4,782
Reports to shareholders	4,264
Fund administration	2,007
Directors’ fees	131
Other	296
Gross expenses	67,699
Expense reductions (See Note 9)	(5)
Management fee waived and expenses reimbursed (See Note 3)	(27,558)
Net expenses	40,136
Net investment income	94,391
Net realized and unrealized gain (loss):
Net realized loss on investments	(23,969)
Net realized gain on futures contracts and foreign currency related transactions	7,271
Net change in unrealized appreciation/depreciation on investments	31,208
Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies	6,313
Net realized and unrealized gain	20,823
Net Increase in Net Assets Resulting From Operations	$115,214

32	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Period Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2014*
Operations:
Net investment income	$94,391	$70,202
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(16,698)	375
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	37,521	(67,451)
Net increase in net assets resulting from operations	115,214	3,126
Distributions to shareholders from:
Net investment income	–	(154,801)
Capital share transactions (See Note 13):
Proceeds from sales of shares	7,724,397	7,977,919
Reinvestment of distributions	–	154,801
Cost of shares reacquired	(979,839)	(301,445)
Net increase in net assets resulting from capital share transactions	6,744,558	7,831,275
Net increase in net assets	6,859,772	7,679,600
NET ASSETS:
Beginning of period	$7,679,600	$–
End of period	$14,539,372	$7,679,600
Undistributed net investment income	$96,269	$1,878

*	For the period April 4, 2014 (commencement of operations) to December 31, 2014.

See Notes to Financial Statements.	33

Financial Highlights

	Six Months
	Ended		4/4/2014(a)
	6/30/2015		to
	(unaudited)		12/31/2014
Per Share Operating Performance
Net asset value, beginning of period	$14.72		$15.00
Investment operations:
Net investment income(b)			–	(c)
Net realized and unrealized gain			–
Net asset value on SEC Effective Date, 4/14/2014			$15.00
Investment operations:
Net investment income(b)	.14		.18
Net realized and unrealized gain (loss)	.05		(.15)
Total from investment operations	.19		.03
Distributions to shareholders from:
Net investment income	–		(.31)
Net asset value, end of period	$14.91		$14.72
Total Return(d)			.22	%(e)(f)
Total Return(d)	1.29	%(e)	.22	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.40	%(h)	.80	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.40	%(h)	.80	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(h)	2.02	%(h)
Net investment income	.93	%(h)	1.61	%(h)

Supplemental Data:
Net assets, end of period (000)	$14,539		$7,680
Portfolio turnover rate	43.42	%(e)	102.97	%(e)

(a)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and date shares first became available to the public was 5/1/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/4/2014 through 12/31/2014.
(g)	Total return for the period 4/14/2014 through 12/31/2014.
(h)	Annualized.

34	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Short Duration Income Portfolio (the “Fund”). The Fund commenced operations on April 4, 2014, and its shares became available to the public on May 1, 2014.

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

35

Notes to Financial Statements (unaudited)(continued)

values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Offering costs incurred by the Fund are amortized over a twelve month period beginning at the commencement of operations and are included in the Fund’s Statement of Operations.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and

36

Notes to Financial Statements (unaudited)(continued)

liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The

37

Notes to Financial Statements (unaudited)(continued)

Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2015, the Fund did not have unfunded loan commitments.

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

38

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net operating expenses to an annual rate of .80%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions

39

Notes to Financial Statements (unaudited)(continued)

from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and the period ended December 31, 2014 was as follows:

Six Months Ended
	6/30/2015	Period Ended
	(unaudited)	12/31/2014*
Distributions paid from:
Ordinary income	$ –	$ 154,801
Total distributions paid	$ –	$ 154,801

*	For the period April 4, 2014 (commencement of operations) to December 31, 2014.

As of December 31, 2014, the Fund had a capital loss carryforward of $3,247 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$14,689,454
Gross unrealized gain	29,495
Gross unrealized loss	(126,466)
Net unrealized security loss	$(96,971)

The difference between book-basis and tax-basis unrealized gains (losses) is due to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,764,430	$ 9,467,983	$1,759,331	$2,393,378

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and

40

Notes to Financial Statements (unaudited)(continued)

increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2015 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2015, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Futures Contracts(1)	$4,970	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$ 131
Futures Contracts(1)	$ 410	–
(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2015, were as follows:

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain(1)
Forward Foreign Currency Exchange Contracts	–	$437
Futures Contracts	$7,259	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	–	$(233)
Futures Contracts	$6,546	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$4,879
Futures Contracts(4)	$14	–
*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2015.
(1)	Statements of Operations location: Net realized gain on futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

41

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$627,920	$ –	$627,920
Total	$627,920	$ –	$627,920

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$627,920	$ –	$ –	$(627,920)	$ –
Total	$627,920	$ –	$ –	$(627,920)	$ –

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$131	$ –	$131
Total	$131	$ –	$131

42

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Morgan Stanley	$ 50	$ –	$ –	$ –	$ 50
UBS AG	81	–	–	–	81
Total	$ 131	$ –	$ –	$ –	$131
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of June 30, 2015.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

43

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

44

Notes to Financial Statements (unaudited)(concluded)

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015	Period Ended
	(unaudited)	December 31, 2014†
Shares sold	519,175	531,133
Reinvestment of distributions	–	10,531
Shares reacquired	(65,767)	(20,011)
Increase	453,408	521,653

†	For the period April 4, 2014 (commencement of operations) to December 31, 2014.

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

45

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

46

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	SFSDI-PORT-3 (08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

28	Statement of Assets and Liabilities

29	Statement of Operations

30	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

41	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Total Return Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,000.60	$3.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
†	Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Auto	1.37%
Basic Industry	0.73%
Consumer Cyclical	2.58%
Consumer Discretionary	0.37%
Consumer Non-Cyclical	0.04%
Consumer Services	1.03%
Consumer Staples	1.00%
Energy	3.46%
Financial Services	29.58%
Foreign Government	3.73%
Health Care	2.07%
Integrated Oils	1.36%
Materials & Processing	1.55%
Municipal	0.39%
Producer Durables	0.67%
Technology	1.29%
Telecommunications	1.95%
Transportation	0.48%
U.S. Government	40.76%
Utilities	1.52%
Repurchase Agreement	4.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 104.57%

ASSET-BACKED SECURITIES 22.81%

Automobiles 12.29%
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	$237	$237,463
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	24	24,462
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	710	709,225
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	685	685,734
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	154	154,245
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	14	14,186
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	519	519,084
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	545	545,317
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	11	10,924
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	723	723,077
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	403,418
Avis Budget Rental Car Funding AESOP LLC 2010-5A A†	3.15%	3/20/2017	3,155	3,189,514
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	301	309,253
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	302	310,884
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	908	929,713
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	528,941
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	596,475
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	216	215,991
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	596	595,266
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,005	1,007,656
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	153	153,344

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	$712	$712,317
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	1,040	1,039,902
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	1,316	1,314,683
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	905,891
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	52	51,784
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	950,017
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	1,202	1,219,743
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,156	1,156,279
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	485	485,216
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	63	63,275
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	109	108,879
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	519	519,589
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	24	24,452
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	320	320,274
CarMax Auto Owner Trust 2015-2 A4	1.80%	3/15/2021	620	620,757
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	1,074	1,075,423
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	814	813,465
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	860	862,276
Chrysler Capital Auto Receivables Trust 2015-AA A3†	1.22%	7/15/2019	1,050	1,050,169
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	377	377,106
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	545	544,083
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	46	46,292
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	872	870,877
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	360	360,360
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	298,755
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	267	266,600
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	201	200,984
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	583	582,684
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	47	46,602

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	$222	$222,049
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	635	634,528
Hyundai Auto Lease Securitization Trust 2015-B A3†	1.40%	11/15/2018	636	635,873
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	898	897,806
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	810	810,600
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	1,157	1,159,074
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	824	823,951
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	326	326,231
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	484	484,944
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	314	314,471
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	23	23,401
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	375	379,914
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	433	436,873
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	638	647,324
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,835	1,842,008
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	1,806	1,805,819
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	727	726,782
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	1,273	1,274,244
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	1,872	1,876,040
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	793,710
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	45	44,652
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	1,195	1,196,763
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	210	210,841
Total				46,320,804

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards 3.72%
American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	$550	$550,112
American Express Credit Account Master Trust 2012-5 A	0.59%		5/15/2018	220	220,060
Bank of America Credit Card Trust 2014-A3 A	0.476%	#	1/15/2020	905	904,866
Barclays Dryrock Issuance Trust 2014-5 A	1.48%		9/15/2020	1,074	1,077,325
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	860	862,923
Capital One Multi-Asset Execution Trust 2015-A2	2.08%		3/15/2023	1,241	1,242,096
Chase Issuance Trust 2012-A5	0.59%		8/15/2017	1,475	1,475,043
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	355	355,512
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	800	800,749
Citibank Credit Card Issuance Trust 2003-A7	4.15%		7/7/2017	1,510	1,510,933
Citibank Credit Card Issuance Trust 2006-A3	5.30%		3/15/2018	685	707,016
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	1,210	1,216,414
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	1,505	1,506,351
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	925	924,831
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	216	216,107
World Financial Network Credit Card Master Trust 2014-A	0.566%	#	12/15/2019	450	450,007
Total					14,020,345

Home Equity 0.14%
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.385%	#	1/25/2036	166	159,720
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.345%	#	5/25/2036	41	38,257
Home Equity Asset Trust 2006-7 2A2	0.295%	#	1/25/2037	53	52,524
Home Equity Asset Trust 2006-8 2A2	0.295%	#	3/25/2037	163	161,193
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	99	97,390
Option One Mortgage Loan Trust 2005-1 A4	0.985%	#	2/25/2035	19	18,670
Total					527,754

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other 6.66%
Apollo Credit Funding IV Ltd. 4A A1†	1.725%	#	4/15/2027	$1,000	$998,440
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	500	498,687
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	850	847,401
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.407%	#	4/18/2025	400	396,038
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.752%	#	10/15/2026	400	400,517
Cent CLO Ltd. 2013-19A A1A†	1.607%	#	10/29/2025	850	844,730
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	250	250,094
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	373	373,781
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.757%	#	10/19/2025	200	200,210
Fortress Credit BSL Ltd. 2013-1A A†	1.433%	#	1/19/2025	900	884,769
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	425	423,685
Gleneagles CLO Ltd. 2005-1A B†	0.828%	#	11/1/2017	500	496,425
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	553	553,269
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	393,965
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	99,514
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	250	248,776
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	325	324,288
HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	500	499,245
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	930	929,145
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	365	364,689
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%		1/16/2046	150	149,872
Jackson Mill CLO Ltd. 2015-1A A†	1.763%	#	4/15/2027	1,100	1,100,957
Jasper CLO Ltd. 2005-1A A†	0.548%	#	8/1/2017	187	187,015
JFIN Revolver CLO Ltd. 2015-4A A†	1.424%	#	4/22/2020	1,200	1,195,506
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	534,177
Marathon CLO IV Ltd. 2012-4A A1†	1.651%	#	5/20/2023	900	899,518
Meritage Mortgage Loan Trust 2004-2 M3	1.16%	#	1/25/2035	471	447,014
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.365%	#	1/25/2036	2	1,738
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	1,000	999,236

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	$500	$500,986
OHA Loan Funding Ltd. 2015-1A A†	1.769%	#	2/15/2027	1,000	999,904
OZLM VII Ltd. 2014-7A A1B†	1.764%	#	7/17/2026	1,000	1,000,844
OZLM VIII Ltd. 2014-8A A1A†	1.714%	#	10/17/2026	410	409,434
SLM Private Education Loan Trust 2010-A 2A†	3.436%	#	5/16/2044	53	55,461
SLM Private Education Loan Trust 2011-B A1†	1.036%	#	12/16/2024	572	573,116
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	99	100,073
SLM Private Education Loan Trust 2012-C A1†	1.286%	#	8/15/2023	708	709,939
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	700	702,012
SLM Student Loan Trust 2011-1 A1	0.707%	#	3/25/2026	47	46,970
Tryon Park CLO Ltd. 2013-1A A1†	1.395%	#	7/15/2025	800	790,801
Venture XVI CLO Ltd. 2014-16A A1L†	1.775%	#	4/15/2026	988	986,433
Venture XVII CLO Ltd. 2014-17A A†	1.755%	#	7/15/2026	650	648,370
Venture XVIII CLO Ltd. 2014-18A A†	1.725%	#	10/15/2026	500	498,007
Voya CLO Ltd. 2012-3AR AR†	1.615%	#	10/15/2022	500	500,000
Voya CLO Ltd. 2015-1A A1†	1.755%	#	4/18/2027	725	718,891
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022	333	330,258
Total					25,114,200
Total Asset-Backed Securities (cost $85,973,042)					85,983,103

CORPORATE BONDS 30.40%

Aerospace/Defense 0.03%
Embraer SA (Brazil)(a)	5.15%		6/15/2022	10	10,365
Harris Corp.	4.854%		4/27/2035	119	114,387
Total					124,752

Air Transportation 0.06%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	214	221,797

Apparel 0.18%
PVH Corp.	7.75%		11/15/2023	561	663,383

Auto Parts: Original Equipment 0.19%
Hertz Corp. (The)	6.25%		10/15/2022	396	403,920
Hertz Corp. (The)	7.375%		1/15/2021	38	39,758
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	280	287,000
Total					730,678

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automotive 0.25%
Ford Motor Co.	6.375%	2/1/2029	$40	$47,300
Ford Motor Co.	6.625%	10/1/2028	166	202,622
Ford Motor Co.	7.45%	7/16/2031	552	707,141
Total				957,063

Banks: Money Center 0.26%
Barclays plc (United Kingdom)(a)	3.65%	3/16/2025	813	770,682
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	203,750
Total				974,432

Banks: Regional 1.96%
Citigroup, Inc.	5.50%	9/13/2025	1,672	1,810,647
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	565	634,439
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	677	733,658
JPMorgan Chase & Co.	3.875%	9/10/2024	1,802	1,776,390
Macquarie Bank Ltd. (Australia)†(a)	4.875%	6/10/2025	500	492,968
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	271	310,785
Morgan Stanley	4.10%	5/22/2023	75	75,266
Morgan Stanley	4.35%	9/8/2026	494	485,120
Morgan Stanley	5.00%	11/24/2025	389	408,054
Wells Fargo & Co.	4.10%	6/3/2026	663	666,667
Total				7,393,994

Beverages 0.20%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	240	213,773
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	205	218,837
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	26,393
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	279,747
Total				738,750

Biotechnology Research & Production 0.37%
Amgen, Inc.	6.40%	2/1/2039	1,153	1,384,306

Broadcasting 0.47%
21st Century Fox America, Inc.	6.20%	12/15/2034	106	123,389
21st Century Fox America, Inc.	6.90%	8/15/2039	633	794,296
Cox Communications, Inc.†	8.375%	3/1/2039	663	847,665
Total				1,765,350

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Brokers 0.33%
Jefferies Group LLC	6.875%	4/15/2021	$1,086	$1,246,062

Building Materials 0.07%
Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	291	274,122

Business Services 0.34%
Expedia, Inc.	4.50%	8/15/2024	888	897,285
Expedia, Inc.	5.95%	8/15/2020	262	292,354
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	75	76,777
Total				1,266,416

Cable Services 0.42%
Time Warner Cable, Inc.	7.30%	7/1/2038	1,403	1,585,422

Chemicals 0.63%
Alfa SAB de CV (Mexico)†(a)	5.25%	3/25/2024	400	412,000
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	375	378,450
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	182	194,983
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	212,688
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	624	826,001
NewMarket Corp.	4.10%	12/15/2022	135	136,629
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	210,040
Total				2,370,791

Communications Services 0.05%
CenturyLink, Inc.	6.875%	1/15/2028	183	176,595

Communications Technology 0.15%
Motorola Solutions, Inc.	3.75%	5/15/2022	588	579,565

Computer Hardware 0.09%
Dell, Inc.	7.10%	4/15/2028	320	336,800

Computer Software 0.08%
First Data Corp.†	7.375%	6/15/2019	25	26,050
SunGard Data Systems, Inc.	7.375%	11/15/2018	269	278,886
Total				304,936

Construction/Homebuilding 0.04%
Odebrecht Finance Ltd.†	5.25%	6/27/2029	200	151,040

Consumer Products 0.10%
Tupperware Brands Corp.	4.75%	6/1/2021	354	373,894

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Containers 0.33%
Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	$200	$200,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	127	143,192
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	402	388,935
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	500	510,625
Total				1,242,752

Copper 0.05%
Southern Copper Corp. (Mexico)(a)	3.875%	4/23/2025	69	66,629
Southern Copper Corp. (Mexico)(a)	5.875%	4/23/2045	123	117,305
Total				183,934

Data Product, Equipment & Communications 0.21%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	740	781,756

Diversified 0.23%
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	657	658,643
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	200	197,138
Total				855,781

Drugs 0.22%
Express Scripts Holding Co.	6.125%	11/15/2041	595	693,530
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	128	133,440
Total				826,970

Electric: Power 0.94%
AES El Salvador Trust II†	6.75%	3/28/2023	260	248,950
Appalachian Power Co.	7.00%	4/1/2038	179	227,905
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	100	104,977
E.CL SA (Chile)†(a)	4.50%	1/29/2025	200	201,177
Empresa Electrica Guacolda SA (Chile)†(a)	4.56%	4/30/2025	200	193,958
Entergy Corp.	5.125%	9/15/2020	547	595,930
Exelon Generation Co. LLC	6.25%	10/1/2039	692	766,070
Lamar Funding Ltd.†	3.958%	5/7/2025	300	292,500
PPL WEM/Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	442	489,541
Red Oak Power LLC	8.54%	11/30/2019	80	86,051
Talen Energy Supply LLC	4.60%	12/15/2021	99	90,956
Texas-New Mexico Power Co.†	9.50%	4/1/2019	212	263,039
Total				3,561,054

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electronics 0.11%
PerkinElmer, Inc.	5.00%	11/15/2021	$378	$411,845

Electronics: Semi-Conductors/Components 0.20%
KLA-Tencor Corp.	4.65%	11/1/2024	740	740,983

Energy Equipment & Services 0.45%
Cameron International Corp.	7.00%	7/15/2038	170	195,777
Energy Transfer Partners LP	6.125%	12/15/2045	184	184,920
Energy Transfer Partners LP	6.625%	10/15/2036	123	130,041
Energy Transfer Partners LP	7.50%	7/1/2038	678	777,146
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	401,175
Total				1,689,059

Engineering & Contracting Services 0.08%
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	320	316,958

Entertainment 0.47%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	261	271,440
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	150	150,281
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	158	166,888
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	555	593,850
Viacom, Inc.	6.875%	4/30/2036	515	574,784
Total				1,757,243

Financial Services 2.30%
Agricola Senior Trust†	6.75%	6/18/2020	180	184,050
Air Lease Corp.	3.875%	4/1/2021	131	132,638
Air Lease Corp.	4.25%	9/15/2024	616	612,920
Bank of America Corp.	4.20%	8/26/2024	938	937,503
Bank of America Corp.	4.25%	10/22/2026	566	555,685
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	284	283,430
General Electric Capital Corp.	6.75%	3/15/2032	1,741	2,263,942
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	209	218,928
Lender Processing Services, Inc.	5.75%	4/15/2023	447	472,702
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	749	803,302
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	835	1,073,428

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	$868	$939,876
Western Union Co. (The)	3.35%	5/22/2019	202	207,428
Total				8,685,832

Financial: Miscellaneous 0.18%
Banque Centrale de Tunisie SA (Tunisia)†(a)	5.75%	1/30/2025	400	392,000
Wells Fargo Bank NA	5.85%	2/1/2037	234	277,366
Total				669,366

Food 0.65%
Flowers Foods, Inc.	4.375%	4/1/2022	283	295,735
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	208,750
H.J. Heinz Co.†(b)	5.00%	7/15/2035	294	298,460
H.J. Heinz Finance Co.	6.75%	3/15/2032	155	182,900
JM Smucker Co. (The)†	4.25%	3/15/2035	468	439,490
Kraft Foods Group, Inc.	6.875%	1/26/2039	374	459,768
US Foods, Inc.	8.50%	6/30/2019	532	555,940
Total				2,441,043

Gaming 0.39%
Activision Blizzard, Inc.†	6.125%	9/15/2023	589	633,175
CCM Merger, Inc.†	9.125%	5/1/2019	213	228,975
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	301	302,881
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	300	314,064
Total				1,479,095

Health Care 0.10%
Zoetis, Inc.	3.25%	2/1/2023	206	199,906
Zoetis, Inc.	4.70%	2/1/2043	184	176,090
Total				375,996

Health Care Products 0.62%
Forest Laboratories LLC†	4.375%	2/1/2019	918	972,367
Forest Laboratories LLC†	5.00%	12/15/2021	943	1,024,649
Zimmer Biomet Holdings, Inc.	4.25%	8/15/2035	354	328,263
Total				2,325,279

Health Care Services 0.78%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	218	216,910
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	1,042	1,109,730
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	342	354,825

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Services (continued)
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	$87	$89,139
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	389	414,771
Senior Housing Properties Trust	6.75%	12/15/2021	340	387,504
Tenet Healthcare Corp.	8.00%	8/1/2020	353	368,444
Total				2,941,323

Insurance 0.50%
Markel Corp.	7.125%	9/30/2019	142	166,322
Symetra Financial Corp.†	6.125%	4/1/2016	250	257,488
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,131	1,156,050
Willis North America, Inc.	7.00%	9/29/2019	274	312,494
Total				1,892,354

Investment Management Companies 0.04%
Lazard Group LLC	6.85%	6/15/2017	132	144,266

Leasing 0.41%
Aviation Capital Group Corp.†	6.75%	4/6/2021	348	397,954
Aviation Capital Group Corp.†	7.125%	10/15/2020	976	1,137,868
Total				1,535,822

Leisure 0.27%
Carnival plc	7.875%	6/1/2027	277	347,587
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	580	675,700
Total				1,023,287

Lodging 0.72%
Host Hotels & Resorts LP	5.25%	3/15/2022	1,585	1,723,952
Hyatt Hotels Corp.†	6.875%	8/15/2019	382	441,135
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	300	280,582
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	256,895
Total				2,702,564

Machinery: Agricultural 0.56%
Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	200	194,952
RJ Reynolds Tobacco Co.	6.875%	5/1/2020	631	735,099
RJ Reynolds Tobacco Co.	8.125%	6/23/2019	215	254,926
RJ Reynolds Tobacco Co.	8.125%	5/1/2040	78	98,747
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	760	836,457
Total				2,120,181

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Machinery: Industrial/Specialty 0.04%
Honghua Group Ltd. (China)†(a)	7.45%	9/25/2019	$200	$134,000

Machinery: Oil Well Equipment & Services 0.01%
National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,029

Manufacturing 0.13%
Trinity Industries, Inc.	4.55%	10/1/2024	513	495,816

Media 0.66%
Discovery Communications LLC	6.35%	6/1/2040	592	652,190
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	600	621,000
Time Warner, Inc.	7.625%	4/15/2031	924	1,204,521
Videotron Ltd. (Canada)(a)	9.125%	4/15/2018	11	11,206
Total				2,488,917

Metals & Minerals: Miscellaneous 0.33%
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	289	282,059
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	156,194
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	212,000
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	286	273,247
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	255	253,087
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	69	71,674
Total				1,248,261

Natural Gas 0.63%
Bill Barrett Corp.	7.625%	10/1/2019	659	632,640
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	447	455,665
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	201,075
Kinder Morgan, Inc.	7.75%	1/15/2032	429	494,062
Kinder Morgan, Inc.	7.80%	8/1/2031	166	190,041
Kinder Morgan, Inc.	8.05%	10/15/2030	76	89,339
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,060
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	87	104,827
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	197,500
Total				2,367,209

Oil 1.22%
Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	250	113,750
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	190	206,826
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%	9/1/2021	128	141,827
Chaparral Energy, Inc.	8.25%	9/1/2021	201	149,745

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	$76	$76,570
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	137	138,027
Ecopetrol SA (Colombia)(a)	5.875%	9/18/2023	250	263,125
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	88,750
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	600	525,000
Halliburton Co.	6.70%	9/15/2038	114	142,269
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	317	331,265
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.875%	5/7/2025	200	183,200
Kunlun Energy Co., Ltd. (Hong Kong)†(a)	3.75%	5/13/2025	200	194,004
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	103,775
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	86	79,980
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	275	265,031
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	145	51,837
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	170	117,300
Petroleos Mexicanos (Mexico)†(a)	4.25%	1/15/2025	50	48,820
SEACOR Holdings, Inc.	7.375%	10/1/2019	314	328,915
Valero Energy Corp.	10.50%	3/15/2039	330	515,811
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	523	550,131
Total				4,615,958

Oil: Crude Producers 1.46%
Apache Corp.	6.00%	1/15/2037	545	589,704
Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	530	532,657
Enbridge Energy Partners LP	9.875%	3/1/2019	459	568,063
Enterprise Products Operating LLC	7.55%	4/15/2038	561	714,576
Kerr-McGee Corp.	7.125%	10/15/2027	142	172,987
Kerr-McGee Corp.	7.875%	9/15/2031	282	362,098
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	365	398,919
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	170,550
Ruby Pipeline LLC†	6.00%	4/1/2022	534	579,903
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	200	208,000
Sabine Pass LNG LP	6.50%	11/1/2020	334	347,360
Southeast Supply Header LLC†	4.25%	6/15/2024	416	411,223
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	420	442,575
Total				5,498,615

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Integrated Domestic 0.66%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	$71	$74,763
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	506	537,625
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	158	170,298
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	224,408
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	176	194,939
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	175	196,504
Marathon Oil Corp.	5.20%	6/1/2045	479	466,696
Rowan Cos., Inc.	7.875%	8/1/2019	555	629,219
Total				2,494,452

Oil: Integrated International 0.82%
Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,400	1,422,768
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	310	270,850
Petrobras Global Finance BV (Netherlands)(a)	6.875%	1/20/2040	2	1,792
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	35	32,375
Petroleos Mexicanos (Mexico)(a)	6.375%	1/23/2045	80	82,500
Weatherford International Ltd.	9.875%	3/1/2039	702	810,054
YPF SA (Argentina)†(a)	8.50%	7/28/2025	481	477,392
Total				3,097,731

Paper & Forest Products 0.47%
Georgia-Pacific LLC	8.875%	5/15/2031	1,158	1,674,598
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	101,585
Total				1,776,183

Real Estate Investment Trusts 1.69%
American Tower Corp.	4.00%	6/1/2025	706	691,438
ARC Properties Operating Partnership LP	3.00%	2/6/2019	1,456	1,385,020
CBRE Services, Inc.	5.25%	3/15/2025	258	267,675
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	320	312,760
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	191,406
EPR Properties	5.25%	7/15/2023	691	725,336
EPR Properties	7.75%	7/15/2020	456	543,918
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	548	607,539
Hospitality Properties Trust	4.65%	3/15/2024	375	374,805
Iron Mountain, Inc.	6.00%	8/15/2023	182	190,873
Iron Mountain, Inc.	8.375%	8/15/2021	76	78,660
Kilroy Realty LP	6.625%	6/1/2020	864	1,002,999
Total				6,372,429

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail 0.84%
Amazon.com, Inc.	4.80%	12/5/2034	$1,858	$1,851,322
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	632	511,920
DBP Holding Corp.†	7.75%	10/15/2020	127	104,140
QVC, Inc.	5.125%	7/2/2022	250	257,821
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	200	199,757
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	245	231,424
Total				3,156,384

Savings & Loan 0.21%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	714	796,735

Steel 0.37%
Allegheny Technologies, Inc.	6.375%	8/15/2023	1,048	1,072,890
Allegheny Technologies, Inc.	9.375%	6/1/2019	290	342,200
Total				1,415,090

Technology 0.49%
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	680	656,965
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	510	524,096
VeriSign, Inc.	4.625%	5/1/2023	679	656,084
Total				1,837,145

Telecommunications 2.13%
AT&T, Inc.	4.50%	5/15/2035	314	289,574
AT&T, Inc.	6.30%	1/15/2038	450	501,249
AT&T, Inc.	6.50%	9/1/2037	899	1,019,689
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.35%	5/20/2024	330	350,669
Block Communications, Inc.†	7.25%	2/1/2020	195	199,875
Consolidated Communications, Inc.	10.875%	6/1/2020	505	578,856
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	190,440
Frontier Communications Corp.	9.25%	7/1/2021	910	956,638
GTE Corp.	6.94%	4/15/2028	1,606	1,942,137
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	193,306
MTN Mauritius Investments Ltd. (Mauritius)†(a)	4.755%	11/11/2024	200	199,500
T-Mobile USA, Inc.	6.464%	4/28/2019	547	564,778
Turk Telekomunikasyon AS (Turkey)†(a)	4.875%	6/19/2024	350	349,906
Verizon Communications, Inc.†	4.272%	1/15/2036	323	292,328
Verizon Communications, Inc.	5.85%	9/15/2035	372	404,989
Total				8,033,934

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Textiles Products 0.10%
Mohawk Industries, Inc.	6.125%	1/15/2016	$385	$395,118

Tobacco 0.29%
Altria Group, Inc.	9.95%	11/10/2038	597	964,146
Reynolds American, Inc.	5.70%	8/15/2035	135	140,393
Total				1,104,539

Transportation: Miscellaneous 0.06%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	211,134

Utilities 0.60%
Aquarion Co.†	4.00%	8/15/2024	730	721,932
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	384,984
Public Service Co. of New Mexico	7.95%	5/15/2018	179	208,434
Williams Cos., Inc. (The)	8.75%	3/15/2032	794	965,166
Total				2,280,516

Utilities: Electrical 0.11%
Tennessee Valley Authority	3.50%	12/15/2042	440	412,020
Total Corporate Bonds (cost $116,770,335)				114,599,106

FOREIGN GOVERNMENT OBLIGATIONS 4.07%

Argentina 0.07%
Provincia de Buenos Aires†(a)	9.95%	6/9/2021	250	245,000

Bermuda 0.27%
Government of Bermuda†	5.603%	7/20/2020	900	1,008,000

Brazil 0.15%
Federal Republic of Brazil(a)	4.25%	1/7/2025	400	386,700
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	174,000
Total				560,700

Chile 0.09%
Republic of Chile(a)	3.125%	3/27/2025	356	356,890

Colombia 0.06%
Republic of Colombia(a)	4.00%	2/26/2024	236	235,410

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Dominican Republic 0.26%
Dominican Republic†(a)	5.50%	1/27/2025	$490	$493,675
Dominican Republic†(a)	6.60%	1/28/2024	200	216,500
Dominican Republic†(a)	6.85%	1/27/2045	250	256,250
Total				966,425

El Salvador 0.07%
Republic of EI Salvador†(a)	6.375%	1/18/2027	274	266,465

Ethiopia 0.05%
Republic of Ethiopia†(a)	6.625%	12/11/2024	200	198,200

Gabon 0.05%
Republic of Gabon†(a)	6.375%	12/12/2024	200	195,500

Ghana 0.10%
Republic of Ghana†(a)	7.875%	8/7/2023	400	363,080

Honduras 0.17%
Honduras Government†(a)	7.50%	3/15/2024	600	651,999

Hungary 0.12%
Hungary Government Bond(a)	5.375%	3/25/2024	418	454,052
Hungary Government Bond(a)	5.75%	11/22/2023	2	2,225
Total				456,277

Indonesia 0.31%
Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	200	189,260
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	209,000
Perusahaan Penerbit SBSN†(a)	4.325%	5/28/2025	275	268,482
Republic of Indonesia†(a)	5.875%	1/15/2024	250	276,875
Republic of Indonesia†(a)	6.75%	1/15/2044	200	232,500
Total				1,176,117

Ivory Coast 0.10%
Ivory Coast Bond†(a)	6.375%	3/3/2028	400	392,000

Kazakhstan 0.05%
Republic of Kazakhstan†(a)	4.875%	10/14/2044	200	173,500

Latvia 0.08%
Republic of Latvia†(a)	5.25%	6/16/2021	258	289,282

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lithuania 0.19%
Republic of Lithuania†(a)	7.375%	2/11/2020	$592	$706,434

Mexico 0.25%
United Mexican States(a)	4.00%	10/2/2023	664	683,920
United Mexican States(a)	5.55%	1/21/2045	243	259,402
Total				943,322

Panama 0.11%
Republic of Panama(a)	4.00%	9/22/2024	200	202,000
Republic of Panama(a)	6.70%	1/26/2036	64	79,360
Republic of Panama(a)	8.875%	9/30/2027	100	142,000
Total				423,360

Paraguay 0.28%
Republic of Paraguay†(a)	4.625%	1/25/2023	1,050	1,065,750

Philippines 0.16%
Republic of Philippines(a)	3.95%	1/20/2040	200	202,500
Republic of Philippines(a)	7.50%	9/25/2024	200	261,000
Republic of Philippines(a)	9.50%	10/21/2024	92	137,062
Total				600,562

Poland 0.08%
Republic of Poland(a)	4.00%	1/22/2024	291	305,914

Romania 0.01%
Romanian Government Bond†(a)	6.125%	1/22/2044	49	55,101

Russia 0.11%
Russia Eurobonds†(a)	4.875%	9/16/2023	400	397,600

Slovenia 0.12%
Republic of Slovenia†(a)	5.25%	2/18/2024	400	438,000

South Africa 0.09%
Republic of South Africa(a)	4.665%	1/17/2024	122	125,355
Republic of South Africa(a)	5.875%	9/16/2025	200	222,169
Total				347,524

Trinidad And Tobago 0.06%
Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	215,100

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Turkey 0.45%
Republic of Turkey(a)	4.25%		4/14/2026	$200	$190,882
Republic of Turkey(a)	5.625%		3/30/2021	440	476,476
Republic of Turkey(a)	5.75%		3/22/2024	960	1,044,000
Total					1,711,358

Venezuela 0.03%
Republic of Venezuela(a)	9.375%		1/13/2034	261	103,095

Vietnam 0.13%
Republic of Vietnam†(a)	4.80%		11/19/2024	500	502,500
Total Foreign Government Obligations (cost $15,559,980)					15,350,465

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.96%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.377%	#	2/25/2032	2,975	574,840
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	68	68,855
Government National Mortgage Assoc. 2015-47 AE	2.90%	#	11/16/2055	1,490	1,514,143
Government National Mortgage Assoc. 2015-48 AS	2.90%	#	2/16/2049	1,047	1,061,918
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	399	405,840
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,626,834)					3,625,596

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.68%
Federal Home Loan Mortgage Corp.	2.16%	#	6/1/2043	1,309	1,330,192
Federal Home Loan Mortgage Corp.	3.094%	#	10/1/2044	1,689	1,741,654
Federal Home Loan Mortgage Corp.	3.159%	#	7/1/2044	616	636,722
Federal Home Loan Mortgage Corp.	3.215%	#	6/1/2044	790	817,033
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	1,439	1,541,126
Federal Home Loan Mortgage Corp.	4.50%		7/1/2039	1,811	1,960,848
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	581	612,505
Federal National Mortgage Assoc.	2.804%	#	11/1/2044	466	480,777
Federal National Mortgage Assoc. (c)	3.00%		TBA	10,584	10,700,720
Federal National Mortgage Assoc.	3.16%	#	3/1/2042	1,770	1,873,139
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 5/1/2045	7,034	7,277,348
Federal National Mortgage Assoc.(c)	3.50%		TBA	14,725	15,175,954
Federal National Mortgage Assoc.(c)	4.00%		TBA	1,318	1,393,409

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 11/1/2044	$5,847	$6,228,357
Federal National Mortgage Assoc.	4.50%		4/1/2040 - 41/1/2043	11,174	12,102,864
Federal National Mortgage Assoc.(c)	4.50%		TBA	3,975	4,297,969
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 9/1/2036	1,990	2,246,060
Total Government Sponsored Enterprises Pass-Throughs (cost $70,975,464)					70,416,677

MUNICIPAL BONDS 0.43%

Electric Revenue Bonds 0.09%
American Municipal Power, Inc.	7.834%		2/15/2041	235	326,929

Power 0.16%
Municipal Elec Auth of Georgia	7.055%		4/1/2057	557	612,689

Toll Roads 0.18%
Metropolitan Washington Arpt	7.462%		10/1/2046	230	304,281
North Texas Tollway Auth	8.91%		2/1/2030	320	379,427
Total					683,708
Total Municipal Bonds (cost $1,555,901)					1,623,326

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.38%
Bear Stearns ALT-A Trust 2004-8 1A	0.885%	#	9/25/2034	110	106,991
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	215,171
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	161,448
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.685%	#	10/10/2047	300	297,415
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	165	175,639
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	800	794,932
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	593	591,882
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.465%	#	8/10/2047	760	57,025
CSAIL Commercial Mortgage Trust 2015-C2 C	4.354%	#	6/15/2057	700	688,009
DBWF Mortgage Trust 2015-LCM A2	3.421%	#	6/10/2034	245	242,735
DBWF Mortgage Trust 2015-LCM D	3.421%	#	6/10/2034	257	237,012

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.387%	#	12/20/2054	$30	$30,350
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	900	891,365
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%		11/15/2047	650	678,064
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.048%	#	6/15/2038	240	250,052
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	12	11,348
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	26	25,511
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	32	28,295
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.772%	#	7/15/2050	20,000	988,210
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	72	72,235
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	82	81,703
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	16	16,006
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	595	559,924
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	200	210,480
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	44	42,242
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.436%	#	7/15/2046	364	343,970
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.277%	#	5/15/2048	650	552,358
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%		4/15/2050	402	394,621
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	#	11/15/2047	215	220,626
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,906,070)					8,965,619

U.S. TREASURY OBLIGATIONS 24.84%
U.S. Treasury Bond	2.50%		2/15/2045	12,820	11,285,318
U.S. Treasury Note	0.25%		4/15/2016	4,844	4,842,866
U.S. Treasury Note	0.625%		8/31/2017	24,874	24,833,182
U.S. Treasury Note	1.25%		11/30/2018	18,067	18,113,577
U.S. Treasury Note	1.625%		6/30/2020	25,786	25,786,000
U.S. Treasury Note	1.75%		4/30/2022	2,228	2,186,399
U.S. Treasury Note	2.125%		5/15/2025	3,384	3,322,929
U.S. Treasury Note	2.125%		12/31/2015	3,240	3,271,894
Total U.S. Treasury Obligations (cost $93,847,681)					93,642,165
Total Long-Term Investments (cost $397,215,307)					394,206,057

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 4.56%

CORPORATE BOND 0.12%

Banks: Money Center
Zions Bancorporation (cost $456,386)	5.50%	11/16/2015	$450	$455,470

REPURCHASE AGREEMENT 4.44%
Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $17,100,000 of U.S. Treasury Note at 0.625% due 6/30/2017; value: $17,100,000; proceeds: $16,760,369 (cost $16,760,369)			16,760	16,760,369
Total Short-Term Investments (cost $17,216,755)				17,215,839
Total Investments in Securities 109.13% (cost $414,432,062)				411,421,896
Liabilities in Excess of Cash and Other Assets(d) (9.13%)				(34,419,367)
Net Assets 100.00%				$377,002,529

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 10-Year Treasury Note	September 2015	93	Short	$(11,733,984)	$99,376

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	September 2015	183	Long	$ 21,824,180	$(18,908)

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Asset-Backed Securities	$—	$85,983,103	$—	$85,983,103
Corporate Bonds	—	115,054,576	—	115,054,576
Foreign Government Obligations	—	15,350,465	—	15,350,465
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	3,625,596	—	3,625,596
Government Sponsored Enterprises Pass-Throughs	—	70,416,677	—	70,416,677
Municipal Bonds	—	1,623,326	—	1,623,326
Non-Agency Commercial Mortgage-Backed Securities	—	8,965,619	—	8,965,619
U.S. Treasury Obligations	—	93,642,165	—	93,642,165
Repurchase Agreement	—	16,760,369	—	16,760,369
Total	$—	$411,421,896	$—	$411,421,896

Other Financial Instruments
Futures Contracts
Assets	$99,376	$—	$—	$99,376
Liabilities	(18,908)	—	—	(18,908)
Total	$80,468	$—	$—	$80,468

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	27

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $414,432,062)	$411,421,896
Deposits with brokers for futures collateral	78,720
Cash	4,752
Receivables:
Investment securities sold	2,778,017
Interest	2,592,227
Capital shares sold	434,252
From advisor (See Note 3)	73,055
Prepaid expenses	2
Total assets	417,382,921
LIABILITIES:
Payables:
Investment securities purchased	39,984,445
Management fee	138,584
Directors’ fees	12,424
Fund administration	12,319
Variation margin	6,102
Capital shares reacquired	5
Accrued expenses	226,513
Total liabilities	40,380,392
NET ASSETS	$377,002,529
COMPOSITION OF NET ASSETS:
Paid-in capital	$375,625,269
Undistributed net investment income	3,433,366
Accumulated net realized gain on investments and futures contracts	873,592
Net unrealized depreciation on investments and futures contracts	(2,929,698)
Net Assets	$377,002,529
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	22,356,371
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.86

28	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Interest and other	$4,539,700
Total investment income	4,539,700
Expenses:
Management fee	795,573
Non 12b-1 service fees	442,517
Shareholder servicing	185,271
Fund administration	70,718
Professional	24,086
Reports to shareholders	14,980
Custody	8,586
Directors’ fees	5,033
Other	5,835
Gross expenses	1,552,599
Expense reductions (See Note 9)	(165)
Management fee waived (See Note 3)	(420,952)
Net expenses	1,131,482
Net investment income	3,408,218
Net realized and unrealized gain (loss):
Net realized gain on investments	1,100,304
Net realized gain on futures contracts	185,016
Net change in unrealized appreciation/depreciation on investments	(4,953,895)
Net change in unrealized appreciation/depreciation on futures contracts	52,553
Net realized and unrealized loss	(3,616,022)
Net Decrease in Net Assets Resulting From Operations	$(207,804)

See Notes to Financial Statements.	29

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2015	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2014
Operations:
Net investment income	$3,408,218	$3,928,179
Net realized gain on investments and futures contracts	1,285,320	4,100,562
Net change in unrealized appreciation/depreciation on investments and futures contracts	(4,901,342)	3,096,560
Net increase (decrease) in net assets resulting from operations	(207,804)	11,125,301
Distributions to shareholders from:
Net investment income	—	(5,950,169)
Net realized gain	—	(540,936)
Total distributions to shareholders	—	(6,491,105)
Capital share transactions (See Note 13):
Proceeds from sales of shares	67,434,786	163,654,366
Reinvestment of distributions	—	6,491,105
Cost of shares reacquired	(7,956,861)	(4,717,518)
Net increase in net assets resulting from capital share transactions	59,477,925	165,427,953
Net increase in net assets	59,270,121	170,062,149
NET ASSETS:
Beginning of period	$317,732,408	$147,670,259
End of period	$377,002,529	$317,732,408
Undistributed net investment income	$3,433,366	$25,148

30	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended						4/16/2010(a)
	6/30/2015		Year Ended 12/31				to
	(unaudited)		2014	2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$16.85		$16.22	$16.73	$16.06	$15.28	$15.00
Investment operations:
Net investment income(b)							.01
Net realized and unrealized gain							.06
Total from investment operations							.07
Net asset value on SEC Effective Date, 5/1/2010							$15.07
Investment operations:
Net investment income(b)	.16		.32	.29	.31	.40	.29
Net realized and unrealized gain (loss)	(.15)		.66	(.47)	.78	.95	.44
Total from investment operations	.01		.98	(.18)	1.09	1.35	.73
Distributions to shareholders from:
Net investment income	—		(.32)	(.32)	(.30)	(.34)	(.26)
Net realized gain	—		(.03)	(.01)	(.12)	(.23)	(.26)
Total distributions	—		(.35)	(.33)	(.42)	(.57)	(.52)
Net asset value, end of period	$16.86		$16.85	$16.22	$16.73	$16.06	$15.28
Total Return(c)							5.39	%(d)(e)
Total Return(c)	.06	%(d)	6.08%	(1.10)%	6.82%	8.77%	4.90	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.64%	.64%	.64%	.64%	.64	%(g)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.64%	.64%	.64%	.64%	.64	%(g)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(d)	.90%	.95%	1.16%	1.95%	6.98	%(g)
Net investment income	.95	%(d)	1.87%	1.74%	1.85%	2.48%	2.71	%(g)

Supplemental Data:
Net assets, end of period (000)	$377,003		$317,732	$147,670	$50,239	$12,878	$2,257
Portfolio turnover rate	229.45	%(d)	466.40%	625.23%	588.93%	645.34%	440.61%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

See Notes to Financial Statements.	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

Notes to Financial Statements (unaudited)(continued)

Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .21% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .64%. This agreement may be terminated only by the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

	Six Months Ended 6/30/2015 (unaudited)	Year Ended 12/31/2014
Distributions paid from:
Ordinary income	$–	$6,491,105
Total distributions paid	$–	$6,491,105

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$415,354,384
Gross unrealized gain	1,343,604
Gross unrealized loss	(5,276,092)
Net unrealized security loss	$(3,932,488)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$820,380,171	$116,591,414	$810,851,179	$62,637,471

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2015 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since

Notes to Financial Statements (unaudited)(continued)

futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2015, the Fund had futures contracts with unrealized appreciation of $80,468, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Net realized gain of $185,016 and net change in unrealized appreciation of $52,553 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 482.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$16,760,369	$–	$16,760,369
Total	$16,760,369	$–	$16,760,369

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash		Securities
	in the Statement of	Financial	Collateral		Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a	)	Received(a )	Net Amount(b)
Fixed Income Clearing Corp.	$16,760,369	$—	$—		$(16,760,369)	$—
Total	$16,760,369	$—	$—		$(16,760,369)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2015.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2015, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Fund did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such

Notes to Financial Statements (unaudited)(continued)

positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Shares sold	3,966,149	9,645,453
Reinvestment of distributions	–	386,825
Shares reacquired	(468,338)	(277,907)
Increase	3,497,811	9,754,371

Notes to Financial Statements (unaudited)(concluded)

14.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Funds’ financial statement disclosures.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFTR-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	(08/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Value Opportunities Portfolio

For the six-month period ended June 30, 2015

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

17	Supplemental Information to Shareholders

Lord Abbett Series Fund — Value Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Value Opportunities Portfolio for the six-month period ended June 30, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/15 –
	1/1/15	6/30/15	6/30/15
Class VC
Actual	$1,000.00	$1,038.10	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Discretionary	13.01%
Consumer Staples	1.68%
Energy	3.96%
Financials	27.51%
Health Care	9.87%
Industrials	12.81%
Information Technology	18.43%
Materials	6.58%
Telecommunications	1.03%
Utilities	5.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
3

Schedule of Investments (unaudited)

June 30, 2015

		Fair
Investments	Shares	Value
COMMON STOCKS 103.30%

Banks 10.13%
Bank of Hawaii Corp.	69	$4,601
Citizens Financial Group, Inc.	170	4,643
East West Bancorp, Inc.	179	8,023
First Republic Bank	67	4,223
PacWest Bancorp	70	3,273
Signature Bank*	63	9,223
Western Alliance Bancorp*	177	5,975
Total		39,961

Capital Markets 2.64%
Ares Management LP	161	2,978
Moelis & Co. Class A	110	3,158
Raymond James Financial, Inc.	72	4,290
Total		10,426

Commercial Services & Supplies 1.79%
Herman Miller, Inc.	94	2,720
KAR Auction Services, Inc.	116	4,338
Total		7,058

Communications Equipment 0.97%
ARRIS Group, Inc.*	125	3,825

Construction & Engineering 2.21%
AECOM*	143	4,730
Jacobs Engineering Group, Inc.*	98	3,981
Total		8,711

Containers & Packaging 4.07%
Berry Plastics Group, Inc.*	161	5,216
Rock-Tenn Co. Class A	86	5,177
Sealed Air Corp.	110	5,652
Total		16,045

Diversified Telecommunication Services 1.06%
Zayo Group Holdings, Inc.*	163	4,192
		Fair
Investments	Shares	Value
Electric: Utilities 2.32%
ITC Holdings Corp.	126	$4,055
Portland General Electric Co.	153	5,073
Total		9,128

Electronic Equipment, Instruments & Components 1.12%
Amphenol Corp. Class A	76	4,406

Energy Equipment & Services 1.34%
Bristow Group, Inc.	54	2,878
Helmerich & Payne, Inc.	34	2,395
Total		5,273

Food Products 1.73%
Pinnacle Foods, Inc.	150	6,831

Health Care Equipment & Supplies 0.73%
Align Technology, Inc.*	46	2,885

Health Care Providers & Services 5.67%
Amsurg Corp.*	84	5,876
ExamWorks Group, Inc.*	122	4,770
HealthSouth Corp.	115	5,297
MEDNAX, Inc.*	61	4,521
Team Health Holdings, Inc.*	29	1,894
Total		22,358

Hotels, Restaurants & Leisure 0.87%
Bloomin’ Brands, Inc.	160	3,416

Household Durables 3.29%
Jarden Corp.*	159	8,228
Lennar Corp. Class A	93	4,747
Total		12,975

Information Technology Services 8.95%
Acxiom Corp.*	209	3,674
Amdocs Ltd.	77	4,204
Booz Allen Hamilton Holding Corp.	122	3,079
Cardtronics, Inc.*	105	3,890
Fidelity National Information Services, Inc.	88	5,439

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2015

		Fair
Investments	Shares	Value
Information Technology Services (continued)
IGATE Corp.*	77	$3,672
MAXIMUS, Inc.	96	6,310
Vantiv, Inc. Class A*	132	5,041
Total		35,309

Insurance 8.23%
Arch Capital Group Ltd.*	84	5,625
Hartford Financial Services Group, Inc. (The)	114	4,739
HCC Insurance Holdings, Inc.	143	10,988
Markel Corp.*	6	4,804
RenaissanceRe Holdings Ltd.	62	6,293
Total		32,449

Internet Software & Services 2.34%
Akamai Technologies, Inc.*	132	9,216

Leisure Products 0.90%
Brunswick Corp.	70	3,560

Life Sciences Tools & Services 2.89%
PerkinElmer, Inc.	128	6,738
Quintiles Transnational Holdings, Inc.*	64	4,647
Total		11,385

Machinery 2.79%
Snap-on, Inc.	34	5,415
WABCO Holdings, Inc.*	45	5,567
Total		10,982

Media 2.05%
AMC Networks, Inc. Class A*	44	3,602
New York Times Co. (The) Class A	328	4,477
Total		8,079

Metals & Mining 2.73%
Allegheny Technologies, Inc.	135	4,077
Reliance Steel & Aluminum Co.	82	4,959
United States Steel Corp.	84	1,732
Total		10,768
		Fair
Investments	Shares	Value
Multi-Utilities 1.57%
CMS Energy Corp.	194	$6,177

Oil, Gas & Consumable Fuels 2.76%
Carrizo Oil & Gas, Inc.*	59	2,905
Cimarex Energy Co.	14	1,544
EQT Corp.	43	3,498
Rice Energy, Inc.*	140	2,916
Total		10,863

Pharmaceuticals 0.90%
Prestige Brands Holdings, Inc.*	77	3,561

Professional Services 1.04%
Robert Half International, Inc.	74	4,107

Real Estate Investment Trusts 5.29%
American Campus Communities, Inc.	144	5,427
Federal Realty Investment Trust	47	6,020
Highwoods Properties, Inc.	119	4,754
Physicians Realty Trust	304	4,670
Total		20,871

Real Estate Management & Development 0.83%
Realogy Holdings Corp.*	70	3,270

Road & Rail 3.59%
Genesee & Wyoming, Inc. Class A*	44	3,352
Old Dominion Freight Line, Inc.*	52	3,567
Ryder System, Inc.	83	7,252
Total		14,171

Semiconductors & Semiconductor Equipment 4.81%
Lam Research Corp.	79	6,427
Marvell Technology Group Ltd.	504	6,645
Synaptics, Inc.*	68	5,898
Total		18,970

Software 0.85%
Rovi Corp.*	209	3,334

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2015

		Fair
Investments	Shares	Value
Specialty Retail 4.66%
American Eagle Outfitters, Inc.	64	$1,102
Ascena Retail Group, Inc.*	346	5,763
Penske Automotive Group, Inc.	41	2,137
Sally Beauty Holdings, Inc.*	180	5,684
Urban Outfitters, Inc.*	105	3,675
Total		18,361

Textiles, Apparel & Luxury Goods 1.67%
Steven Madden Ltd.*	154	6,588

Thrifts & Mortgage Finance 1.29%
Essent Group Ltd.*	186	5,087
		Fair
Investments	Shares	Value
Trading Companies & Distributors 1.81%
United Rentals, Inc.*	28	$2,454
Watsco, Inc.	38	4,702
Total		7,156

Water Utilities 1.41%
American Water Works Co., Inc.	114	5,544
Total Investments in Common Stock 103.30% (cost $343,966)		407,298
Liabilities in Excess of Cash and Other Assets (3.30)%		(13,005)
Net Assets 100%		$394,293

*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$407,298	$–	$–	$407,298
Total	$407,298	$–	$–	$407,298

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Investments in securities, at fair value (cost $343,966)	$407,298
Cash	10,242
Receivables:
From advisor (See Note 3)	3,550
Investment securities sold	3,459
Dividends	327
Total assets	424,876
LIABILITIES:
Payables:
Directors’ fees	29
Accrued expenses	30,554
Total liabilities	30,583
NET ASSETS	$394,293
COMPOSITION OF NET ASSETS:
Paid-in capital	$323,025
Undistributed net investment income	163
Accumulated net realized gain on investments	7,773
Net unrealized appreciation on investments	63,332
Net Assets	$394,293
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	19,313
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.42

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Investment income:
Dividends	$2,275
Total investment income	2,275
Expenses:
Professional	16,219
Reports to shareholders	3,731
Custody	3,277
Management fee	1,453
Shareholder servicing	113
Fund administration	78
Non 12b-1 service fees	76
Directors’ fees	5
Other	1,306
Gross expenses	26,258
Management fee waived and expenses reimbursed (See Note 3)	(24,127)
Net expenses	2,131
Net investment income	144
Net realized and unrealized gain:
Net realized gain on investments	6,206
Net change in unrealized appreciation/depreciation on investments	8,234
Net realized and unrealized gain	14,440
Net Increase in Net Assets Resulting From Operations	$14,584

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment income	$144	$367
Net realized gain on investments	6,206	52,014
Net change in unrealized appreciation/depreciation on investments	8,234	(23,991)
Net increase in net assets resulting from operations	14,584	28,390
Distributions to shareholders from:
Net investment income	–	(370)
Net realized gain	–	(54,446)
Total distributions to shareholders	–	(54,816)
Capital share transactions (See Note 11):
Proceeds from sales of shares	629	91,454
Reinvestment of distributions	–	54,816
Cost of shares reacquired	(78)	(58,730)
Net increase in net assets resulting from capital share transactions	551	87,540
Net increase in net assets	15,135	61,114
NET ASSETS:
Beginning of period	$379,158	$318,044
End of period	$394,293	$379,158
Undistributed net investment income	$163	$19

See Notes to Financial Statements.	9

Financial Highlights

	Six Months
	Ended						4/23/2010(a)
	6/30/2015		Year Ended 12/31				to
	(unaudited)		2014	2013	2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$19.66		$21.09	$17.02	$15.38	$16.11	$15.00
Investment operations:
Net investment income(b)							.00	(c)
Net realized and unrealized gain (loss)							(.37)
Total from investment operations							(.37)
Net asset value on SEC Effective Date, 5/1/2010							$14.63
Investment operations:
Net investment income(b)	.01		.02	.03	.04	– (c)	.09
Net realized and unrealized gain (loss)	.75		1.83	6.56	1.64	(.73)	1.48
Total from investment operations	.76		1.85	6.59	1.68	(.73)	1.57
Distributions to shareholders from:
Net investment income	–		(.02)	(.09)	(.04)	–	(.09)
Net realized gain	–		(3.26)	(2.43)	–	–	–
Total distributions	–		(3.28)	(2.52)	(.04)	–	(.09)
Net asset value, end of period	$20.42		$19.66	$21.09	$17.02	$15.38	$16.11
Total Return(d)							7.94	%(e)(f)
Total Return(d)	3.81	%(e)	8.92%	38.82%	10.92%	(4.47)%	10.67	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10%	1.10%	1.10%	1.10	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10%	1.10%	1.10%	1.10	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	6.72	%(e)	14.53%	23.61%	28.69%	30.03%	44.39	%(h)
Net investment income	.04	%(e)	.10%	.14%	.28%	.03%	.94	%(h)

Supplemental Data:
Net assets, end of period (000)	$394		$379	$318	$229	$206	$216
Portfolio turnover rate	23.44	%(e)	72.37%	65.96%	62.36%	66.18%	49.29%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Value Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

12

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

Six Months Ended
	6/30/2015	Year Ended
	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$ –	$ 6,530
Net long-term capital gains	–	48,286
Total distributions paid	$ –	$54,816

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$344,357
Gross unrealized gain	73,286
Gross unrealized loss	(10,345)
Net unrealized security gain	$ 62,941

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$97,062	$92,632

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

14

Notes to Financial Statements (unaudited)(continued)

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of June 30, 2015, the Fund did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

15

Notes to Financial Statements (unaudited)(concluded)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Shares sold	31	4,153
Reinvestment of distributions	–	2,757
Shares reacquired	(4)	(2,706)
Increase	27	4,204

12.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Fund’s financial statement disclosures.

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		SFVALOPP-PORT-3
LORD ABBETT DISTRIBUTOR LLC.	Value Opportunities Portfolio	(08/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 13, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 13, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 13, 2015